UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21419

 NAME OF REGISTRANT:                     SPARX Asia Funds



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 330 Madison Avenue
                                         Suite 924
                                         New York, NY 10017

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Evan Gartenlaub
                                         330 Madison Avenue
                                         Suite 924
                                         New York, NY 10017

 REGISTRANT'S TELEPHONE NUMBER:          212-452-5000

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2008 - 06/30/2009


SPARX ASIA PACIFIC EQUITY INC FUND
--------------------------------------------------------------------------------------------------------------------------
 ANHUI EXPRESSWAY CO LTD                                                                     Agenda Number:  701684222
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y01374100
    Meeting Type:  EGM
    Meeting Date:  10-Oct-2008
          Ticker:
            ISIN:  CNE1000001X0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1.1  Approve the issuance of bonds with warrants:              Mgmt          No vote
       issuance size

S.1.2  Approve the issuance of bonds with warrants:              Mgmt          No vote
       issuance price

S.1.3  Approve the issuance of bonds with warrants:              Mgmt          No vote
       issuance target

S.1.4  Approve the issuance of bonds with warrants:              Mgmt          No vote
       method of issuance

S.1.5  Approve the issuance of bonds with warrants:              Mgmt          No vote
       interest rate of the bonds

S.1.6  Approve the issuance of bonds with warrants:              Mgmt          No vote
       term of the bonds

S.1.7  Approve the issuance of bonds with warrants:              Mgmt          No vote
       term and method of repayment for principal
       and payment of interests

S.1.8  Approve the issuance of bonds with warrants:              Mgmt          No vote
       terms of redemption

S.1.9  Approve the issuance of bonds with warrants:              Mgmt          No vote
       guarantee

S1.10  Approve the issuance of bonds with warrants:              Mgmt          No vote
       term of the warrants

S1.11  Approve the issuance of bonds with warrants:              Mgmt          No vote
       conversion period of the warrants

S1.12  Approve the issuance of bonds with warrants:              Mgmt          No vote
       conversion price of the warrants and its method
       of adjustments

S1.13  Approve the issuance of bonds with warrants:              Mgmt          No vote
       proportion of exercise rights of the warrants
       and its method of adjustments

S1.14  Approve the issuance of bonds with warrants:              Mgmt          No vote
       use of proceeds from the proposed issuance

S1.15  Approve the issuance of bonds with warrants:              Mgmt          No vote
       validity of the resolutions

S1.16  Approve the issuance of bonds with warrants:              Mgmt          No vote
       authorize the Board to complete the specific
       matters of the proposed issuance




--------------------------------------------------------------------------------------------------------------------------
 ANHUI EXPRESSWAY CO LTD                                                                     Agenda Number:  701684361
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y01374100
    Meeting Type:  EGM
    Meeting Date:  10-Oct-2008
          Ticker:
            ISIN:  CNE1000001X0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1.1  Approve the issuance of bonds with warrants:              Mgmt          No vote
       issuance size

S.1.2  Approve the issuance of bonds with warrants:              Mgmt          No vote
       issuance price

S.1.3  Approve the issuance of bonds with warrants:              Mgmt          No vote
       issuance target

S.1.4  Approve the issuance of bonds with warrants:              Mgmt          No vote
       method of issuance

S.1.5  Approve the issuance of bonds with warrants:              Mgmt          No vote
       interest rate of the bonds

S.1.6  Approve the issuance of bonds with warrants:              Mgmt          No vote
       term of the bonds

S.1.7  Approve the issuance of bonds with warrants:              Mgmt          No vote
       term and method of repayment for principal
       and payment of interests

S.1.8  Approve the issuance of bonds with warrants:              Mgmt          No vote
       terms of redemption

S.1.9  Approve the issuance of bonds with warrants:              Mgmt          No vote
       guarantee

S1.10  Approve the issuance of bonds with warrants:              Mgmt          No vote
       term of the warrants

S1.11  Approve the issuance of bonds with warrants:              Mgmt          No vote
       conversion period of the warrants

S1.12  Approve the issuance of bonds with warrants:              Mgmt          No vote
       conversion price of the warrants and its method
       of adjustments

S1.13  Approve the issuance of bonds with warrants:              Mgmt          No vote
       proportion of exercise rights of the warrants
       and its method of adjustments

S1.14  Approve the issuance of bonds with warrants:              Mgmt          No vote
       use of proceeds from the proposed issuance

S1.15  Approve the issuance of bonds with warrants:              Mgmt          No vote
       validity of the resolutions

S1.16  Approve the issuance of bonds with warrants:              Mgmt          No vote
       authorize the Board to complete the specific
       matters of the proposed issuance

2.     Approve the resolution relating to the feasibility        Mgmt          No vote
       of the project to be invested with the proceeds
       from the proposed issuance




--------------------------------------------------------------------------------------------------------------------------
 ANHUI EXPRESSWAY CO LTD                                                                     Agenda Number:  701837316
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y01374100
    Meeting Type:  AGM
    Meeting Date:  24-Apr-2009
          Ticker:
            ISIN:  CNE1000001X0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the working report of the Board of Directors      Mgmt          No vote
       of the Company [the 'Board of Directors'] for
       the year 2008

2.     Approve the working report of the Supervisory             Mgmt          No vote
       Committee of the Company [the 'Supervisory
       Committee'] for the year 2008

3.     Approve the audited financial report for the              Mgmt          No vote
       year 2008

4.     Approve the profit appropriation proposal for             Mgmt          No vote
       the year 2008

5.     Appoint the Auditors for the year 2009 and authorize      Mgmt          No vote
       the Board of Directors in determining their
       remuneration

6.     Approve to determine the remuneration of the              Mgmt          No vote
       Members of the Board of Directors and the Supervisory
       Committee, authorize the Board of Directors
       to decide on the terms of the service contracts
       of the Directors and Supervisors

7.     Grant a general mandate to the Board of Directors         Mgmt          No vote
       of the Company to select between the issuance
       of the Corporate bonds or the issuance of the
       bonds with warrant as the way of re-financing

S.1    Amend the Articles of Association                         Mgmt          No vote

S.2    Authorize the Board of Directors of the Company,          Mgmt          No vote
       Subject to this resolution, and in accordance
       with the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited
       and the Company Law of the People's Republic
       of China [as amended from time to time], to
       allot or issue new shares, either separately
       or concurrently during the relevant period,
       and the exercise of the powers by the Board
       of Directors to determine the terms and conditions
       for the allotment or issue of new shares including
       the following terms are hereby generally and
       unconditionally: a) class and amount of the
       new shares to be issued; b) the issue price
       of new shares; c) The starting and closing
       dates for the issue; d) class and amount of
       the new shares to be issued to existing shareholders;
       and e) to make or grant offers, agreements
       and options, which might require the exercise
       of such powers; to make or grant offers, agreements
       and options which would or might be exercised
       after the end of the relevant period; the aggregate
       nominal amount of overseas listed foreign shares
       allotted or agreed conditionally or unconditionally
       to be allotted [whether pursuant to an option
       or otherwise] by the Board of Directors pursuant
       to this resolution; otherwise than pursuant
       to issue of shares by conversion of the statutory
       common reserve into capital in accordance with
       the Company Law of the People's Republic of
       China and the Articles of the Company, shall
       not exceed 20% of the existing issued overseas
       listed foreign shares of the Company on the
       date when this resolution is approved; the
       Board of Directors shall comply with the Company
       Law of the People's Republic of China and the
       Rules Governing the Listing of Securities on
       The Stock Exchange of Hong Kong Limited [as
       amended from time to time] and to obtain the
       approval of the China Securities Regulatory
       Committee and other relevant authority of the
       People's Republic of China upon exercising
       the powers pursuant to this resolution; for
       the purpose of this resolution;[authority expires
       at earlier of the conclusion of the next AGM
       of the Company and the revocation or variation
       of the authority given under this resolution
       by a special resolution of the shareholders
       in general meeting]; subject to the approval
       of the relevant authority and in accordance
       with the Company Law of the People's Republic
       of China, to increase the registered share
       capital of the Company to the respective amount
       upon the exercising of the powers pursuant
       to this resolution, but the registered share
       capital shall not exceed RMB 1,990,332,000;
       subject to the approval of the listing of and
       permission to deal with the H Shares in the
       share capital of the Company, which are intended
       to be issued by the Company, by the Listing
       Committee of the Stock Exchange of Hong Kong
       Limited, and subject to the approval of China
       Securities Regulatory Committee to issue the
       said shares, to make appropriate and necessary
       amendments to the Article 23, Article 24 and
       Article 27 of the Articles of the Company as
       to reflect the alteration of the share capital
       of the Company

s.3.1  Approve the size of issuance to issue of corporate        Mgmt          No vote
       bonds of the Company

S.3.2  Approve the term of the corporate bonds to issue          Mgmt          No vote
       of corporate bonds of the Company

S.3.3  Approve the interest rate of the corporate bonds          Mgmt          No vote
       to issue of corporate bonds of the Company

S.3.4  Approve the placing of the corporate bonds to             Mgmt          No vote
       the Shareholders to issue of corporate bonds
       of the Company

S.3.5  Approve the use of the proceeds to issue of               Mgmt          No vote
       corporate bonds of the Company

S.3.6  Approve the validity of this resolution to issue          Mgmt          No vote
       of corporate bonds of the Company

S.3.7  Approve the mandate relating to the issue of              Mgmt          No vote
       the corporate bonds to issue of corporate bonds
       of the Company

S.3.8  Approve the measures against failure to repay             Mgmt          No vote
       the principal and interests of the corporate
       bonds to issue of corporate bonds of the Company




--------------------------------------------------------------------------------------------------------------------------
 ASX LIMITED                                                                                 Agenda Number:  701687874
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q0604U105
    Meeting Type:  AGM
    Meeting Date:  24-Sep-2008
          Ticker:
            ISIN:  AU000000ASX7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report, Directors' report           Non-Voting    No vote
       and Auditor's report for ASX and its controlled
       entities for the YE 30 JUN 2008

2.     Receive the financial report and the Auditor's            Non-Voting    No vote
       report for the National Guarantee Fund for
       the YE 30 JUN 2008

3.     Adopt the remuneration report for the YE 30               Mgmt          No vote
       JUN 2008

       PLEASE NOTE THAT ALTHOUGH THERE ARE 3 CANDIDATES          Non-Voting    No vote
       TO BE ELECTED AS DIRECTORS, THERE ARE ONLY
       2 VACANCIES AVAILABLE TO BE FILLED AT THE MEETING.
       THE STANDING INSTRUCTIONS FOR THIS MEETING
       WILL BE DISABLED AND, IF YOU CHOOSE, YOU ARE
       REQUIRED TO VOTE FOR ONLY 2 OF THE 3 DIRECTORS.
       THANK YOU.

4.a    Elect Mr. Stephen Mayne as a Director of ASX              Shr           No vote

4.b    Re-elect Mr. Russell Aboud as a Director of               Mgmt          No vote
       ASX, who retires by rotation

4.c    Re-elect Mr. Trevor Rowe as a Director of ASX,            Mgmt          No vote
       who retires by rotation

5.     Appoint PricewaterhouseCoopers as the Auditor             Mgmt          No vote
       of ASX to take effect from time at which the
       resignation of KPMG as the Auditor takes effect




--------------------------------------------------------------------------------------------------------------------------
 AUSTRALIA & NEW ZEALAND BANKING GROUP LTD, MELBOURNE VIC                                    Agenda Number:  701770819
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q09504137
    Meeting Type:  AGM
    Meeting Date:  18-Dec-2008
          Ticker:
            ISIN:  AU000000ANZ3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 519240 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Receive the annual report, financial report               Non-Voting    No vote
       and the reports of the Directors and the Auditor
       for the YE 30 SEP 2008

2.     Approve, purposes of ASX Listing Rules 7.1 and            Mgmt          No vote
       7.4, the issue or intended issue of the securities
       by the Company, as specified

3.     Adopt the remuneration report for the YE 30               Mgmt          No vote
       SEP 2008

4.     Grant 700,000 options to Mr. Michael Smith,               Mgmt          No vote
       the Managing Director and the Chief Executive
       Officer of the Company, on the terms as specified

5.     Approve to increase the maximum annual aggregate          Mgmt          No vote
       amount of the remuneration [within the meaning
       of the Company's Constitution] that Non-Executive
       Directors are entitled to be paid for their
       services as Directors out of the funds of the
       Company under rule 10.2(a) of the Constitution
       by AUD 500,000 and fixed at AUD 3,500,000

       PLEASE NOTE THAT ALTHOUGH THERE ARE 04 CANDIDATES         Non-Voting    No vote
       TO BE ELECTED AS DIRECTORS, THERE ARE ONLY
       03 VACANCIES AVAILABLE TO BE FILLED AT THE
       MEETING. THE STANDING INSTRUCTIONS FOR THIS
       MEETING WILL BE DISABLED AND, IF YOU CHOOSE,
       YOU ARE REQUIRED TO VOTE FOR ONLY 03 OF THE
       04 DIRECTORS. THANK YOU.

6.a    Elect Mr. R.J. Reeves as a Director                       Shr           No vote

6.b    Elect Mr. P.A.F. Hay as a Director, who retires           Mgmt          No vote
       in accordance with the Company's Constitution

6.c    Re-elect Mr. C.B. Goode as a Director, who retires        Mgmt          No vote
       in accordance with the Company's Constitution

6.d    Elect Ms. A.M. Watkins as a Director, who retires         Mgmt          No vote
       in accordance with the Company's Constitution

       Please note in reference to the ANZ Notice of             Non-Voting    No vote
       Meeting (Resolution number 2 - Approval of
       Securities Issue), any vote election on Item
       2, is confirmation that the beneficial shareholder
       has not or will not participate in the relevant
       issue of equity, to gain waiver from ASX Listing
       Rule 14.11.1




--------------------------------------------------------------------------------------------------------------------------
 BILLABONG INTERNATIONAL LTD                                                                 Agenda Number:  701716221
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q1502G107
    Meeting Type:  AGM
    Meeting Date:  28-Oct-2008
          Ticker:
            ISIN:  AU000000BBG6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the financial report, including the               Non-Voting    No vote
       Directors' declaration for the YE 30 JUN 2008
       and the related Directors' report and the audit
       report

1.     Re-elect Mrs. Margaret Jackson, who retires               Mgmt          No vote
       by rotation in accordance with the Article
       6.3[b] of the Company's Constitution

2.     Re-elect Mr. Anthony Froggatt as a Non-Executive          Mgmt          No vote
       Director, who retires in accordance with Article
       6.3[i] of the Company's Constitution

3.     Adopt the remuneration report for the YE 30               Mgmt          No vote
       JUN 2008

4.     Approve and adopt the Executive Performance               Mgmt          No vote
       and Retention plan, the terms and conditions
       as specified, and the issue of equity securities
       under the Executive Performance and Retention
       Plan for all purposes, including ASX Listing
       Rule 7.2, Exception 9

5.     Approve the grant of up to 629,007 options to             Mgmt          No vote
       Mr. Derek O'Neill pursuant to the Billabong
       International Limited Executive Performance
       and Retention Plan and the issue of shares
       on the exercise of those options for the purposes
       of ASX Listing Rule 10.14

6.     Approve the grant of up to 524,170 options to             Mgmt          No vote
       Mr. Paul Naude pursuant to the Billabong International
       Limited Executive Performance and Retention
       Plan and the issue of shares on the exercise
       of those options for the purposes of ASX Listing
       Rule 10.14

7.     Approve, for the purposes of ASX Listing Rule             Mgmt          No vote
       10.14 to award up to 71,704 fully paid ordinary
       shares, for no consideration, to Mr. Derek
       O'Neill pursuant to the Billabong International
       Limited Executive Performance share plan for
       the FYE 30 JUN 2009

8.     Approve, for the purposes of ASX Listing Rule             Mgmt          No vote
       10.14 to award up to 62,020 fully paid ordinary
       shares, for no consideration, to Mr. Paul Naude
       pursuant to the Billabong International Limited
       Executive Performance share plan for the FYE
       30 JUN 2009




--------------------------------------------------------------------------------------------------------------------------
 BOC HONG KONG HLDGS LTD                                                                     Agenda Number:  701902151
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0920U103
    Meeting Type:  AGM
    Meeting Date:  21-May-2009
          Ticker:
            ISIN:  HK2388011192
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and approve the audited statement of              Mgmt          No vote
       accounts and the reports of the Directors and
       the Auditors of the Company for the YE 31 DEC
       2008

2.A    Re-elect Mr. XIAO Gang as a Director of the               Mgmt          No vote
       Company

2.B    Re-elect Mr. LI Zaohang as a Director of the              Mgmt          No vote
       Company

2.C    Re-elect Mr. ZHOU Zaiqun as a Director of the             Mgmt          No vote
       Company

2.D    Re-elect Mr. KOH Beng Seng as a Director of               Mgmt          No vote
       the Company

2.E    Re-elect Mr. TUNG Savio Wai-Hok as a Director             Mgmt          No vote
       of the Company

3.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          No vote
       of the Company and authorize the Board of Directors
       or a duly authorized Committee of the Board
       to determine their remuneration

4.     Authorize the Board of Directors to allot, issue          Mgmt          No vote
       and deal with additional shares of the Company,
       not exceeding 20% or, in the case of issue
       of shares solely for cash and unrelated to
       any asset acquisition, not exceeding 5% of
       the of the issued share capital of the Company
       as at the date of passing this Resolution

5.     Authorize the Board of Directors to repurchase            Mgmt          No vote
       shares in the Company, not exceeding 10% of
       the issued share capital of the Company as
       at the date of passing this Resolution

6.     Approve, conditional on the passing of Resolutions        Mgmt          No vote
       4 and 5, to extend the general mandate granted
       by Resolution 4 by adding thereto the shares
       repurchased pursuant to the general mandate
       granted by Resolution 5




--------------------------------------------------------------------------------------------------------------------------
 BRAMBLES LTD, SYDNEY NSW                                                                    Agenda Number:  701710231
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q6634U106
    Meeting Type:  AGM
    Meeting Date:  25-Nov-2008
          Ticker:
            ISIN:  AU000000BXB1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report, Directors' report           Mgmt          No vote
       and Auditors' report for Brambles for the YE
       30 JUN 2008

2.     Adopt the remuneration report for Brambles for            Mgmt          No vote
       the YE 30 JUN 2008

3.     Elect Ms. Mary Elizabeth Doherty as a Director            Mgmt          No vote
       to the Board of Brambles

4.     Re-elect Mr. Anthony Grant Froggatt as a Director         Mgmt          No vote
       to the Board of Brambles, who retires by rotation

5.     Re-elect Mr. David Peter Gosnell as a Director            Mgmt          No vote
       to the Board of Brambles, who retires by rotation

6.     Re-elect Mr. Michael Francis Ihlein as a Director         Mgmt          No vote
       to the Board to Brambles, who retires by rotation

7.     Approve the Brambles Myshare plan, for all purposes,      Mgmt          No vote
       including for the purpose of Australian Securities
       Exchange Listing Rule 7.2 exception 9, the
       principal terms of which are as specified,
       and the issue of shares under that plan

8.     Approve, for all purposes, including for the              Mgmt          No vote
       purpose of Australian Securities Exchange Listing
       Rule 10.14, the participation by Mr. Michael
       Francis Ihlein until 25 NOV 2011 in the Brambles
       Myshare Plan in the manner as specified

9.     Approve, for all the purposes, including for              Mgmt          No vote
       the purpose of Australian Securities Exchange
       Listing Rule 10.14, the participation by Ms.
       Mary Elizabeth Doherty until 25 NOV 2011 in
       the Brambles Myshare Plan in the manner as
       specified

10.    Approve, for all purposes including for the               Mgmt          No vote
       purpose of Australian Securities Exchange Listing
       Rule 7.2 exception 9, the Brambles 2006 performance
       share plan, as amended in the manner as specified
       [the Amended Performance Share Plan] and the
       issue of shares under the Amended Performance
       Share Plan

11.    Approve, for all the purposes, including for              Mgmt          No vote
       the purpose of Australian Securities Exchange
       Listing Rule 10.14, the participation by Mr.
       Michael Francis Ihlein until 25 NOV 2011 in
       the Amended Performance Share Plan in the manner
       as specified

12.    Approve, for all the purposes, including for              Mgmt          No vote
       the purpose of Australian Securities Exchange
       Listing Rule 10.14, Ms. Mary Elizabeth Doherty
       until 25 NOV 2011 in the Amended Performance
       Share Plan in the manner as specified

S.13   Amend the Brambles Constitution as specified              Mgmt          No vote

14.    Authorize the Brambles to conduct on market               Mgmt          No vote
       buy backs of its shares in the 12 month period
       following the approval of this resolution,
       provided that the total number of shares bought
       back on market, during that period does not
       exceed 138,369,968, being 10% of the total
       shares on issue Brambles as at 08 SEP 2008
       and the purchase price under any such on market
       buy back does not exceed the maximum set by
       Australian Securities Exchange Listing Rule
       7.33

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BUSAN BANK, PUSAN                                                                           Agenda Number:  701826476
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0534Y103
    Meeting Type:  AGM
    Meeting Date:  26-Mar-2009
          Ticker:
            ISIN:  KR7005280003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING            Non-Voting    No vote
       OPTION IN KOREA. THANK YOU.

1.     Approve the financial statement and a cash dividend       Mgmt          No vote
       of KRW 200 per share

2.     Approve the partial amendment to the Articles             Mgmt          No vote
       of Incorporation : enforcement of the law for
       Capital Market and Financial Investment Business,
       amendment to Commercial Law, discontinuance
       for Securities Trade Law

3.     Elect Mr. Lee Jang Ho as a Director and Messrs.           Mgmt          No vote
       Shin Jung Taek, Chae Jung Byung and Kang Moon
       Jong as the Outside Directors

4.     Elect the Auditor Committee Members, Messrs.              Mgmt          No vote
       Shin Jung Taek and Kang Moon Jong, as the Outside
       Directors




--------------------------------------------------------------------------------------------------------------------------
 CHAMPION REAL ESTATE INVESTMENT TRUST                                                       Agenda Number:  701815170
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1292D109
    Meeting Type:  EGM
    Meeting Date:  09-Mar-2009
          Ticker:
            ISIN:  HK2778034606
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" ONLY FOR ALL RESOLUTIONS.
       THANK YOU.

S.1    Amend, pursuant to Clause 31.1 of the trust               Mgmt          No vote
       deed constituting Champion REIT dated 26 APR
       2006 [as supplemented by a first supplemental
       deed dated 05 DEC 2006 and a second supplemental
       deed dated 04 FEB 2008] [the Trust Deed] entered
       into between Eagle Asset Management (CP) Limited,
       as the Manager [the REIT Manager] of Champion
       REIT, and HSBC Institutional Trust Services
       (Asia) Limited, as trustee of Champion REIT
       [the Trustee]: the definition of "Distribution
       Calculation Date" in the Clause 1.1 of the
       Trust Deed to be deleted in its entirety and
       replaced with the text as specified, the Clause
       1.1 of the Trust Deed by inserting the specified
       definitions immediately after the definition
       of Significant Holder, the Clause 20.1 of the
       Trust Deed to be deleted in its entirety and
       be replaced with the text as specified; authorize
       the REIT Manager, any Director of the REIT
       Manager and the Trustee each, to complete and
       do or cause to be done all such acts and things
       [including executing all such documents as
       may be required] as the REIT Manager, such
       the Director of the REIT Manager or the Trustee,
       as the case may be, may consider expedient
       or necessary or in the interests of Champion
       REIT to give effect to the matters resolved
       upon in this Resolution

S.2    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          No vote
       Deed: the Clause 7.1.5 of the Trust Deed to
       be deleted in its entirety and be replaced
       with the text as specified, the Clause 7.1.6(i)(a)(3)
       of the Trust Deed as specified, the Clause
       7.1.6(i)(a) of the Trust Deed by inserting
       the specified new paragraph immediately after
       Clause 7.1.6(i)(a)(3) of the Trust Deed as
       the new Clause 7.1.6(i)(a)(4), the Clause 7.1.6(i)(a)(4)
       of the Trust Deed by inserting the words as
       specified and renumbered as the new Clause
       7.1.6(i)(a)(5), Clause 7.2.6 of the Trust Deed
       by inserting the words "pursuant to Clause
       7.1.5" immediately after the words "In relation
       to any rights issue" and authorize the REIT
       Manager, any Director of the REIT Manager and
       the Trustee each to complete and do or cause
       to be done all such acts and things [including
       executing all such documents as may be required]
       as the REIT Manager, such the Director of the
       REIT Manager or the Trustee, as the case may
       be, may consider expedient or necessary or
       in the interests of Champion REIT to give effect
       to the matters resolved upon this resolution

S.3    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          No vote
       Deed: the Clause 20.9 of the Trust Deed to
       be deleted in its entirety and be replaced
       with the text as specified, the Clause 7.1.6
       of the Trust Deed by inserting the specified
       new paragraph immediately after the new Clause
       7.1.6(i)(a)(5) of the Trust Deed as the new
       Clause 7.1.6(i)(a)(6) as specified and authorize
       the REIT Manager, any Director of the REIT
       Manager and the Trustee each to complete and
       do or cause to be done all such acts and things
       [including executing all such documents as
       may be required] as the REIT Manager, such
       Director of the REIT Manager or the Trustee,
       as the case may be, may consider expedient
       or necessary or in the interests of Champion
       REIT to give effect to the matters resolved
       upon in this Resolution

S.4    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          No vote
       Deed, the Clause 11.4.2 of the Trust Deed to
       be deleted in its entirety and be replaced
       with the text as specified, the Clause 11.4.4
       of the Trust Deed to be deleted in its entirety
       and replaced with the text as specified and
       authorize the REIT Manager, any Director of
       the REIT Manager and the Trustee each to complete
       and do or cause to be done all such acts and
       things [including executing all such documents
       as may be required] as the REIT Manager, such
       Director of the REIT Manager or the Trustee,
       as the case may be, may consider expedient
       or necessary or in the interests of Champion
       REIT to give effect to the matters resolved
       upon in this Resolution

S.5    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          No vote
       Deed: the Clause 7.1 of the Trust Deed by inserting
       the specified new Clause immediately after
       Clause 7.1.8 of the Trust Deed, the Clause
       7.1.6(iii) of the Trust Deed by deleting the
       words "For the purposes of this Clause 7.1.6,
       7.1.7, 7.2.2 and 7.2.3" and replacing the same
       with the text as specified, the Clause 7.1.7(iii)
       of the Trust Deed by deleting the full stop
       at the end of Clause 7.1.7(iii) and replacing
       as specified and the Clause 7.1.7 of the Trust
       Deed by inserting the specified new paragraphs
       after Clause 7.1.7(iii), as the new Clauses
       7.1.7(iv), 7.1.7(v) and 7.1.7(vi), the excess
       application and the taking up of pro rata entitlements
       by the Connected Person in respect of a pro
       rata issue of Units and/or Convertible Instruments
       under Clause 7.1.5 or an open offer by the
       Trust, or Units are issued to a Connected Person
       pursuant to a reinvestment of distribution
       in accordance with Clause 20.9 as specified
       and authorize the REIT Manager, any Director
       of the REIT Manager and the Trustee each to
       complete and do or cause to be done all such
       acts and things [including executing all such
       documents as may be required] as the REIT Manager,
       such the Director of the REIT Manager or the
       Trustee, as the case may be, may consider expedient
       or necessary or in the interests of Champion
       REIT to give effect to the matters resolved
       upon in this Resolution

S.6    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          No vote
       Deed, the definition of "Special Purpose Vehicle"
       in Clause 1.1 of the Trust Deed to be deleted
       in its entirety and replaced with the text
       as specified; the Clause 1 of the Trust Deed
       by inserting the specified text after Clause
       1.9, as new Clause 1.10, the Clause 15.2.1
       of the Trust Deed by replacing the words "by
       way of shareholding in" with the word "through"
       and deleting the words "which are unlisted
       corporations" and the Clause 15.5.1 to be deleted
       in its entirety and replaced with the text
       as specified; and authorize the REIT Manager,
       any Director of the REIT Manager and the Trustee
       each to complete and do or cause to be done
       all such acts and things [including executing
       all such documents as may be required] as the
       REIT Manager, such the Director of the REIT
       Manager or the Trustee, as the case may be,
       may consider expedient or necessary or in the
       interests of Champion REIT to give effect to
       the matters resolved upon in this Resolution

S.7    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          No vote
       Deed, for Clause 15.5.2 of the Trust Deed to
       be deleted in its entirety and replaced with
       the text as specified; authorize the REIT Manager,
       any Director of the REIT Manager and the Trustee
       each to complete and do or cause to be done
       all such acts and things [including executing
       all such documents as may be required] as the
       REIT Manager, such Director of the REIT Manager
       or the Trustee, as the case may be, may consider
       expedient or necessary or in the interests
       of Champion REIT to give effect to the matters
       resolved upon in this Resolution

S.8    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          No vote
       Deed, the specified sentence to be inserted
       after the first sentence of Clause 6.5.2 of
       the Trust Deed, the specified sentence to be
       inserted as the final sentence of Clause 6.5.2
       of the Trust Deed and authorize the REIT Manager,
       any Director of the REIT Manager and the Trustee
       each to complete and do or cause to be done
       all such acts and things [including executing
       all such documents as may be required] as the
       REIT Manager, such Director of the REIT Manager
       or the Trustee, as the case may be, may consider
       expedient or necessary or in the interests
       of Champion REIT to give effect to the matters
       resolved upon in this Resolution

S.9    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          No vote
       Deed, for Clause 6.7.2 of the Trust Deed to
       be deleted in its entirety and replaced with
       the text as specified and authorize the REIT
       Manager, any Director of the REIT Manager and
       the Trustee each to complete and do or cause
       to be done all such acts and things [including
       executing all such documents as may be required]
       as the REIT Manager, such director of the REIT
       Manager or the Trustee, as the case may be,
       may consider expedient or necessary or in the
       interests of Champion REIT to give effect to
       the matters resolved upon in this Resolution

S.10   Amend, pursuant to Clause 31.1 of the Trust               Mgmt          No vote
       Deed, for Clause 17.1 of the Trust Deed to
       be deleted in its entirety and replaced with
       the text as specified; authorize the REIT Manager,
       any Director of the REIT Manager and the Trustee
       each to complete and do or cause to be done
       all such acts and things [including executing
       all such documents as may be required] as the
       REIT Manager, such Director of the REIT Manager
       or the Trustee, as the case may be, may consider
       expedient or necessary or in the interests
       of Champion REIT to give effect to the matters
       resolved upon in this Resolution

S.11   Amend, pursuant to Clause 31.1 of the Trust               Mgmt          No vote
       Deed, to insert immediately after the words
       "effecting of such borrowing or raising the
       amount thereof" in Clause 16.3.1 of the Trust
       Deed and authorize the REIT Manager, any Director
       of the REIT Manager and the Trustee each to
       complete and do or cause to be done all such
       acts and things [including executing all such
       documents as may be required] as the REIT Manager,
       such the Director of the REIT Manager or the
       Trustee, as the case may be, may consider expedient
       or necessary or in the interests of Champion
       REIT to give effect to the matters resolved
       upon in this Resolution

S.12   Amend, pursuant to Clause 31.1 of the Trust               Mgmt          No vote
       Deed, for Clause 8.2 of the Trust Deed to be
       deleted in its entirety and replaced with the
       text as specified; and authorize the REIT Manager,
       any Director of the REIT Manager and the Trustee
       each to complete and do or cause to be done
       all such acts and things [including executing
       all such documents as may be required] as the
       REIT Manager, such Director of the REIT Manager
       or the Trustee, as the case may be, may consider
       expedient or necessary or in the interests
       of Champion REIT to give effect to the matters
       resolved upon in this Resolution

S.13   Amend, pursuant to Clause 31.1 of the Trust               Mgmt          No vote
       Deed, the Clause 24.5 of the Trust Deed to
       be deleted in its entirety and replaced with
       the text as specified; and authorize the REIT
       Manager, any Director of the REIT Manager and
       the Trustee each to complete and do or cause
       to be done all such acts and things [including
       executing all such documents as may be required]
       as the REIT Manager, such Director of the REIT
       Manager or the Trustee, as the case may be,
       may consider expedient or necessary or in the
       interests of Champion REIT to give effect to
       the matters resolved upon in this Resolution

S.14   Amend, pursuant to Clause 31.1 of the Trust               Mgmt          No vote
       Deed, the definition of "Issue Price" in Clause
       1.1 of the Trust Deed to be deleted in its
       entirety and replaced with the text as specified,
       the Clause 18.5.2 of the Trust Deed by deleting
       the words "Clause 7.2.4" and replacing the
       same with the words Clause 7.2.5, the Clause
       18.5 of the Trust Deed by inserting the specified
       new paragraph immediately after Clause 18.5.2
       of the Trust Deed, the Clause 11.1.3 of the
       Trust Deed by inserting the words "or any other
       limit or threshold provided for in any applicable
       laws or regulations [including the Code] is
       exceeded which may result in a breach of, or
       non-compliance with, any such applicable laws
       or regulations or in the imposition of any
       mandatory offer obligation" immediately after
       the words "and Holders' approval is not obtained"
       and authorize the REIT Manager, any Director
       of the REIT Manager and the Trustee each to
       complete and do or cause to be done all such
       acts and things [including executing all such
       documents as may be required] as the REIT Manager,
       such the Director of the REIT Manager or the
       Trustee, as the case may be, may consider expedient
       or necessary or in the interests of Champion
       REIT to give effect to the matters resolved
       upon in this Resolution

1.     Amend the distribution policy of Champion REIT            Mgmt          No vote
       such that the REIT Manager may distribute to
       Unit holders an amount of not less than 90%
       of Champion REIT's annual distributable income
       [as specified in the Trust Deed] for each FY
       commencing from 01 JAN 2009 and for all subsequent
       financial years until further notice

2.     Approve a mandate to purchase Units be given              Mgmt          No vote
       to the REIT Manager subject to the "Circular
       to Management Companies of SFC-authorized Real
       Estate Investment Trusts" issued on 31 JAN
       2008 by the Securities and Futures Commission
       of Hong Kong [the SFC] as specified, the exercise
       by the REIT Manager during the Relevant Period
       [as specified] of all powers of the REIT Manager
       to purchase units [Units, each a Unit] in Champion
       REIT on behalf of Champion REIT on The Stock
       Exchange of Hong Kong Limited [the SEHK], subject
       to and in accordance with the Trust Deed [as
       may be amended and supplemented from time to
       time], the Code on Real Estate Investment Trusts
       [the REIT Code], the guidelines issued by the
       SFC from time to time, applicable rules and
       regulations, and the laws of Hong Kong; the
       aggregate number of Units which may be purchased
       or agreed to be purchased by the REIT Manager
       pursuant to the approval in this resolution
       during the relevant period shall not exceed
       10% of the aggregate number of issued Units
       as at the date of the passing of this Resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of Unitholders or the expiration
       of the period within which the meeting referred
       to in this Resolution is required to be held
       under the Trust Deed, the REIT Code or any
       applicable Laws]




--------------------------------------------------------------------------------------------------------------------------
 CHAMPION REAL ESTATE INVESTMENT TRUST                                                       Agenda Number:  701899760
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1292D109
    Meeting Type:  AGM
    Meeting Date:  27-Apr-2009
          Ticker:
            ISIN:  HK2778034606
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" ONLY FOR RESOLUTION
       1. THANK YOU.

       To note the audited financial statements of               Non-Voting    No vote
       Champion REIT together with the Auditor's report
       for the YE 31 DEC 2008

       To note the payment of distribution for the               Non-Voting    No vote
       YE 31 DEC 2008

       To note the appointment of Auditor of Champion            Non-Voting    No vote
       REIT and the fixing of their remuneration

1.     Approve to purchase Units be given to Eagle               Mgmt          No vote
       Asset Management [CP] Limited, as the manager
       [the "REIT Manager"] of Champion Real Estate
       Investment Trust ["Champion REIT"], subject
       to the "Circular to Management Companies of
       SFC-authorized Real Estate Investment Trusts"
       issued on 31 JAN 2008 by the Securities and
       Futures Commission of Hong Kong [the "SFC"],
       and paragraph (b) below, the exercise by the
       REIT Manager during the Relevant Period [as
       defined in paragraph (c) below] of all powers
       of the REIT Manager to purchase units ["Units",
       each a "Unit"] in Champion REIT on behalf of
       Champion REIT on The Stock Exchange of Hong
       Kong Limited, subject to and in accordance
       with the Trust Deed [as may be amended and
       supplemented from time to time], the Code on
       Real Estate Investment Trusts [the "REIT Code"],
       the guidelines issued by the Securities and
       Futures Commission of Hong Kong from time to
       time, applicable rules and regulations, and
       the laws of Hong Kong, be and the same, is
       hereby generally and unconditionally; the aggregate
       number of Units which may be purchased or agreed
       to be purchased by the REIT Manager pursuant
       to the approval in paragraph (a) above during
       the Relevant Period shall not exceed 10% of
       the aggregate number of issued Units as at
       the date of the passing of this resolution
       and the authority pursuant to paragraph (a)
       of this resolution shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Unitholders or the expiration
       of the period within which the meeting referred
       to in i) above is required to be held under
       the Trust Deed, the REIT Code or any applicable
       Laws]




--------------------------------------------------------------------------------------------------------------------------
 CHANG HWA COMMERCIAL BANK                                                                   Agenda Number:  701762228
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1293J105
    Meeting Type:  EGM
    Meeting Date:  21-Nov-2008
          Ticker:
            ISIN:  TW0002801008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 510542 DUE TO RECEIPT OF DIRECTORS NAME.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.1.1  Elect Mr. Le-Ming su as a Director, shareholder           Mgmt          No vote
       No. 940001 delegate of ministry of finance
       representative

1.1.2  Elect Mr. Wan-Ching Chen as a Director, shareholder       Mgmt          No vote
       No. 940001 delegate of ministry of finance
       representative

1.1.3  Elect Mr. Wei-Jian Shan as a Director, shareholder        Mgmt          No vote
       No. 2837094 delegate of taishin financial holding
       Co Ltd representative

1.1.4  Elect Mr. Cheng-Ching WU as a Director, shareholder       Mgmt          No vote
       No. 2837094 delegate of taishin financial holding
       Co Ltd representative

1.1.5  Elect Mr. Chih-Shang Kao as a Director, shareholder       Mgmt          No vote
       no. 2837094 delegate of taishin financial holding
       Co Ltd representative

1.1.6  Approve the CHB Industrial Union, shareholder             Mgmt          No vote
       No. 2629040

1.1.7  Approve the CHB Industrial Union , shareholder            Mgmt          No vote
       No. 2629040

1.2.1  Elect Mr. Hsiu-Chuan Ko as a Supervisor, shareholder      Mgmt          No vote
       No.71695 delegate of National Development Fund,Executive
       Yuan representative

1.2.2  Elect Mr. Wen-Yu Wang as a Supervisor, shareholder        Mgmt          No vote
       No. 2852418 delegate of Ho Hsing Petrochemical
       Industry Corporation representative

1.3.1  Elect Mr. Fa-Chin Liang as an Independent Director,       Mgmt          No vote
       Id No. F102160041

1.3.2  Elect Mr. Kou-Yuan Liang as an Independent Director,      Mgmt          No vote
       Id No. M100671448

1.3.3  Elect Mr. Wan-Chi Lai as an Independent Director,         Mgmt          No vote
       Id No. F100710650

2.     Approve to release the participation in competitive       Mgmt          No vote
       business

3.     Other issues and Extraordinary motions                    Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 CHINA STL CORP                                                                              Agenda Number:  701977576
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15041109
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  TW0002002003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    The 2008 business reports                                 Non-Voting    No vote

1.2    The 2008 audited reports reviewed by Supervisors          Non-Voting    No vote

1.3    The issuance status of local convertible bond             Non-Voting    No vote

1.4    The status of 2008 Treasury Stock Buyback                 Non-Voting    No vote

2.1    Ratify the 2008 business and financial reports            Mgmt          No vote

2.2    Ratify the 2008 earnings distribution proposal            Mgmt          No vote
       [proposed cash dividend: TWD 1.3/sharers]

2.3    Approve to raise capital by issuing new shares            Mgmt          No vote
       from earnings [proposed STK dividend: 43shares
       / 1000shares]

2.4    Approve to revise the Articles of Incorporation           Mgmt          No vote

2.5    Approve to revise the procedures of acquisition           Mgmt          No vote
       or disposal of asset

2.6    Approve the procedures of endorsements and guarantees     Mgmt          No vote

2.7    Approve to release the Directors from non-competition     Mgmt          No vote
       duties

2.8    Other issues and extraordinary motions                    Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 CHUNGHWA TELECOM CO LTD                                                                     Agenda Number:  701653520
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1613J108
    Meeting Type:  EGM
    Meeting Date:  14-Aug-2008
          Ticker:
            ISIN:  TW0002412004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 491944 DUE TO RECEIPT OF ADDITIONAL RESOLUTION.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the capitalization of 2007 capital surplus        Mgmt          No vote

2.     Approve the Article of capital decrease                   Mgmt          No vote

3.     Other business and extemporary motion                     Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CHUNGHWA TELECOM CO LTD                                                                     Agenda Number:  701970700
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1613J108
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  TW0002412004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    To report the 2008 business operations                    Non-Voting    No vote

A.2    To report the 2008 audited reports                        Non-Voting    No vote

A.3    To report the special earnings and capital reserves       Non-Voting    No vote
       report according to the Article 17 Clause 1
       of the guidelines for acquisition or disposal
       of asset by the Public Companies

B.1    Approve the 2008 business reports and financial           Mgmt          No vote
       statements

B.2    Approve the 2008 profit distribution, proposed            Mgmt          No vote
       cash dividend: TWD 3.83 per share

B.3    Approve to revise the Articles of Incorporation           Mgmt          No vote

B.4    Approve the issuance of new shares from capital           Mgmt          No vote
       reserves, proposed bonus issue: 100 for 1,000
       shares held

B.5    Approve the proposal of capital reduction                 Mgmt          No vote

B.6    Approve to revise the procedures of asset acquisition     Mgmt          No vote
       or disposal

B.7    Approve to revise the procedures of monetary              Mgmt          No vote
       loans

B.8    Approve to revise the procedures of endorsements          Mgmt          No vote
       and guarantee

B.9    Extraordinary motions                                     Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 COMFORTDELGRO CORPORATION LTD                                                               Agenda Number:  701868272
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1690R106
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  SG1N31909426
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors report and audited        Mgmt          No vote
       financial statements for the FYE 31 DEC 2008
       together with the Auditors report thereon

2.     Declare a final 1 tier tax exempt dividend of             Mgmt          No vote
       2.4 cents per ordinary share in respect of
       the FYE 31 DEC 2008

3.     Approve the payment of Directors fees of SGD              Mgmt          No vote
       505,000 for the FYE  31 DEC 2008

4.     Re-elect Mr. Kua Hong Pak as a Director retiring          Mgmt          No vote
       pursuant to Article 91 of the Company's Articles
       of Association.

5.     Re-elect Mr. Wong Chin Huat, David, as a Director         Mgmt          No vote
       retiring pursuant to Article 91 of the Company's
       Articles of Association

6.     Re-elect Dr. Wang Kai Yuen, as a Director retiring        Mgmt          No vote
       pursuant to Article 91 of the Company's Articles
       of Association

7.     Re-appoint Messrs. Deloitte & Touche LLP as               Mgmt          No vote
       Auditors and authorize the Directors to fix
       their remuneration

8.     Authorize the Directors of the Company to allot           Mgmt          No vote
       and issue from time to time such number of
       shares in the Company as may be required to
       be issued pursuant to the exercise of options
       under the ComfortDelGro employees share option
       scheme, provided that the aggregate number
       of shares to be issued pursuant to the ComfortDelGro
       employees share option scheme shall not exceed
       15pct of the total number of issued shares
       in the capital of the company excluding treasury
       shares, from time to time




--------------------------------------------------------------------------------------------------------------------------
 COMMONWEALTH BANK OF AUSTRALIA, SYDNEY NSW                                                  Agenda Number:  701725890
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q26915100
    Meeting Type:  AGM
    Meeting Date:  13-Nov-2008
          Ticker:
            ISIN:  AU000000CBA7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report, the Directors'              Non-Voting    No vote
       report and the Auditor's report for the YE
       30 JUN 2008

2.A    Re-elect Mr. John M. Schubert as a Director               Mgmt          No vote
       in accordance with Articles 11.1 and 11.2 of
       the Constitution of Commonwealth Bank of Australia

2.B    Re-elect Mr. Colin R. Galbraith as a Director             Mgmt          No vote
       in accordance with Articles 11.1 and 11.2 of
       the Constitution of Commonwealth Bank of Australia

2.C    Re-elect Mrs. Jane S. Hemstritch as a Director            Mgmt          No vote
       in accordance with Articles 11.1 and 11.2 of
       the Constitution of Commonwealth Bank of Australia

2.D    Re-elect Mr. Andrew M. Mohl as a Director in              Mgmt          No vote
       accordance with Articles 11.4[b] and 11.2 of
       the Constitution of Commonwealth Bank of Australia

3.     Adopt the remuneration report for the YE 30               Mgmt          No vote
       JUN 2008

4.     Approve, in accordance with ASX Listing Rules             Mgmt          No vote
       10.14 and 10.15 for the participation of Mr.
       R.J. Norris in the Group Leadership Share Plan
       of Commonwealth Bank of Australia [GLSP], and
       for the grant of rights to shares to Mr. R.J.
       Norris within 1 year of this AGM pursuant to
       the GLSP as specified

5.     Approve to increase the maximum aggregate sum             Mgmt          No vote
       payable for fees to Non-Executive Directors
       to AUD 4,000,000 in any FY, to be divided among
       the Directors in such proportions and manner
       as they agree

S.6    Approve to modify the Constitution of Commonwealth        Mgmt          No vote
       Bank of Australia as specified




--------------------------------------------------------------------------------------------------------------------------
 COMPAL ELECTRONICS INC                                                                      Agenda Number:  701990512
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y16907100
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  TW0002324001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 548799 DUE TO RECEIPT OF DIRECTOR NAMES.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

A.1    The 2008 business operations                              Non-Voting    No vote

A.2    The 2008 audited reports                                  Non-Voting    No vote

A.3    The status of buyback treasury stock                      Non-Voting    No vote

B.1    Approve the 2008 financial statements                     Mgmt          No vote

B.2    Approve the 2008 profit distribution, proposed            Mgmt          No vote
       cash dividend: TWD 1.5 per share

B.3    Approve the issuance of new shares from retained          Mgmt          No vote
       earnings, staff bonus and capital reserves,
       proposed stock dividend: 2 for 1,000 shares
       held, proposed bonus issue: 3 for 1,000 shares
       held

B.4    Approve to revise the Articles of Incorporation           Mgmt          No vote

B.5    Approve to revise the procedures of asset acquisition     Mgmt          No vote
       or disposal

B.6    Approve to revise the procedures of endorsement           Mgmt          No vote
       and guarantee

B.7    Approve to revise the procedures of monetary              Mgmt          No vote
       loans

B81.1  Elect Mr. Hsu, Sheng-Hsiung/Shareholder No:               Mgmt          No vote
       23 as a Director

B81.2  Elect Mr. Medica John Kevin/Shareholder No:               Mgmt          No vote
       562334 as a Director

B81.3  Elect Mr. Chen, Jui-Tsung/Shareholder No: 83              Mgmt          No vote
       as a Director

B81.4  Elect Mr. Hsu, Wen-Being/Shareholder No: 15               Mgmt          No vote
       as a Director

B81.5  Elect Mr. Shen, Wen-Chung/Shareholder No: 19173           Mgmt          No vote
       as a Director

B81.6  Elect Mr. Lin, Kuang-Nan/Shareholder No: 57               Mgmt          No vote
       as a Director

B81.7  Elect Kinpo Electronics, Inc./Shareholder No:             Mgmt          No vote
       85 as a Director

B81.8  Elect Mr. Chang, Yung-Ching/Shareholder No:               Mgmt          No vote
       2024 as a Director

B81.9  Elect Mr. Wong, Chung-Pin/Shareholder No: 1357            Mgmt          No vote
       as a Director

B8110  Elect Mr. Kung, Shao-Tsu/Shareholder No: 2028             Mgmt          No vote
       as a Director

B8111  Elect Mr. Hsu, Chiung-Chi/Shareholder No: 91              Mgmt          No vote
       as a Director

B8112  Elect Mr. Wea, Chi-Lin/Id No: J100196868 as               Mgmt          No vote
       a Director

B82.1  Elect Mr. Ko, Charng-Chyi/Shareholder No: 55              Mgmt          No vote
       as a Supervisor

B82.2  Elect Mr. Chou, Yen-Chia/Shareholder No: 60               Mgmt          No vote
       as a Supervisor

B82.3  Elect Mr. Hsu, Sheng-Chieh/Shareholder No: 3              Mgmt          No vote
       as a Supervisor

B.9    Approve to release the prohibition on the Directors       Mgmt          No vote
       from participation in competitive business

B.10   Other issues and extraordinary motions                    Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 CONNECTEAST GROUP                                                                           Agenda Number:  701727236
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q2767C112
    Meeting Type:  AGM
    Meeting Date:  31-Oct-2008
          Ticker:
            ISIN:  AU000000CEU9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU

1.     Chairman's address                                        Non-Voting    No vote

2.     CEO's review of operations                                Non-Voting    No vote

3.     To receive and consider the financial report              Non-Voting    No vote
       [including remuneration report], the Directors'
       report and the audit report of ConnectEast
       Group for the FYE 30 JUN 2008

4.     Questions and comments                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 DAH SING BANKING GROUP LTD                                                                  Agenda Number:  701931102
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1923F101
    Meeting Type:  AGM
    Meeting Date:  01-Jun-2009
          Ticker:
            ISIN:  HK2356013600
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Receive and approve the audited financial statements      Mgmt          No vote
       together with the reports of the Directors
       and the Auditors for the YE 31 DEC 2008

2.a    Re-elect Mr. David Shou-Yeh Wong as a Director            Mgmt          No vote

2.b    Re-elect Mr. Frederic Suet-Chiu Lau as a Director         Mgmt          No vote

2.c    Re-elect Mr. John William Simpson as a Director           Mgmt          No vote

2.d    Re-elect Mr. Andrew Kwan-Yuen Leung as a Director         Mgmt          No vote

2.e    Re-elect Mr. Seng-Lee Chan as a Director                  Mgmt          No vote

3.     Approve to fix the fees of the Directors for              Mgmt          No vote
       the YE 31 DEC 2008

4.     Appoint PricewaterhouseCoopers as the Auditors            Mgmt          No vote
       and authorize the Directors to fix their remuneration

5.     Authorize the Directors, subject to this resolution,      Mgmt          No vote
       pursuant to Section 57B of the Companies Ordinance,
       the exercise by the Directors of the Company
       during the Relevant Period [as hereinafter
       specified] of all the powers of the Company,
       to allot, issue and deal with additional shares
       in the capital of the Company and make or grant
       offers, agreements and options, during and
       after the relevant period, not exceeding 20%
       of the aggregate nominal amount of the share
       capital of the Company, otherwise than pursuant
       to i) a rights issue [as hereinafter defined];
       or ii) the exercise of options under any share
       option scheme or similar arrangement adopted
       by the Company for the grant or issue to the
       employees and the Directors of the Company
       and/or any of its subsidiaries and/or other
       eligible participants specified thereunder
       of options to subscribe for or rights to acquire
       shares of the Company; or iii) an issue of
       shares upon the exercise of subscription rights
       attaching to any warrants which may be issued
       by the Company; or iv) an issue of shares of
       the Company as scrip dividend or similar arrangement
       in accordance with the Memorandum and Articles
       of Association of the Company; or (v) pursuant
       to any existing specific authority; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Companies Ordinance
       to be held]

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 DBS GROUP HOLDINGS LTD, SINGAPORE                                                           Agenda Number:  701851330
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y20246107
    Meeting Type:  AGM
    Meeting Date:  08-Apr-2009
          Ticker:
            ISIN:  SG1L01001701
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the Directors' report and             Mgmt          No vote
       audited accounts for the YE 31 DEC 2008 and
       the Auditors' report thereon

2.     Declare a one-tier tax exempt final dividend              Mgmt          No vote
       of 14 cents per ordinary share, for the YE
       31 DEC 2008

3.A    Approve to sanction the amount of SGD 1,475,281           Mgmt          No vote
       proposed as Director's fees for 2008

3.B    Approve to sanction the amount of SGD 2,000,000           Mgmt          No vote
       proposed as special remuneration for Mr. Koh
       Boon Hwee for 2008

4.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          No vote
       the Auditors of the Company and authorize the
       Directors to fix their remuneration

5.A    Re-elect Mr. Koh Boon Hwee as a Director, who             Mgmt          No vote
       are retiring under Article 95 of the Company's
       Articles of Association

5.B    Re-elect Mr. Christopher Cheng Wai Chee as a              Mgmt          No vote
       Director, who are retiring under Article 95
       of the Company's Articles of Association

6.A    Re-elect Mr. Richard Daniel Stanley, as a Director,       Mgmt          No vote
       who are retiring under Article 101 of the Company's
       Articles Association

6.B    Re-elect Ms. Euleen Goh Yiu Kiang, as a Director,         Mgmt          No vote
       who are retiring under Article 101 of the Company's
       Articles Association

6.C    Re-elect Dr. Bart Joseph Broadman, as a Director,         Mgmt          No vote
       who are retiring under Article 101 of the Company's
       Articles Association

7.     Re-appoint Mr. Andrew Robert Fowell Buxton as             Mgmt          No vote
       a Director pursuant to Section 153[6] of the
       Companies Act, Chapter 50, to hold office from
       the date of this AGM until the next AGM the
       Company

8.A    Authorize the Board of Directors of the Company           Mgmt          No vote
       to a] allot and issue from time to time such
       number of ordinary shares in the capital of
       the Company [DBSH ordinary shares] as may be
       required to be issued pursuant to the exercise
       of options under the DBSH share option plan;
       and b] offer and grant awards in accordance
       with the provisions of the DBSH share plan
       and to allot and issue from time to time such
       number of DBSH ordinary shares as may be required
       to be issued pursuant to the vesting of awards
       under the DBSH share plan, provided always
       that the aggregate number of new DBSH ordinary
       shares to be issued pursuant to the exercise
       of options granted under the DBSH share option
       plan and the vesting of awards granted or to
       be granted under the DBSH share plan shall
       not exceed 7.5% of the total number of issued
       shares [excluding treasury shares] in the capital
       of the Company from time to time

8.B    Authorize the Directors of the Company to a]              Mgmt          No vote
       [i] issue shares in the capital of the Company
       [shares] whether by way of rights, bonus or
       otherwise; and/or [ii] make or grant offers,
       agreements or options [collectively, "Instruments"]
       that might or would require shares to be issued,
       including but not limited to the creation and
       issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into shares, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and [b] [notwithstanding
       the authority conferred by this resolution
       may have ceased to be in force] issue shares
       in pursuance of any instrument made or granted
       by the Directors while this Resolution was
       in force, provided that [1] the aggregate number
       of shares to be issued pursuant to this resolution
       [including shares to be issued in pursuance
       of instruments made or granted pursuant to
       this Resolution] does not exceed 50% of the
       total number of issued shares [excluding treasury
       shares] in the capital of the Company [as calculated
       in accordance with paragraph [2] below], of
       which the aggregate number of shares to be
       issued other than on a pro rata basis to shareholders
       of the Company [including shares to be issued
       in pursuance of instruments made or granted
       pursuant to this resolution] does not exceed
       10% of the total number of issued shares [excluding
       treasury shares] in the capital of the Company
       [as calculated in accordance with paragraph
       [2] below]; [2] [subject to such manner of
       calculation and adjustments as may be prescribed
       by the Singapore Exchange Securities Trading
       Limited [SGX-ST]] for the purpose of determining
       the aggregate number of shares that may be
       issued under paragraph [1] above, the percentage
       of issued shares shall be based on the total
       number of issued shares [excluding treasury
       shares] in the capital of the Company at the
       time this resolution is passed, after adjusting
       for [i] new shares arising from the conversion
       or exercise of any convertible securities or
       share options or vesting of share awards which
       are outstanding or subsisting at the time this
       resolution is passed; and [ii] any subsequent
       bonus issue, consolidation or subdivision of
       shares; [3] in exercising the authority conferred
       by this Resolution, the Company shall comply
       with the provisions of the listing manual of
       the SGX-ST for the time being in force [unless
       such compliance has been waived by the SGX-ST]
       and the Articles of Association for the time
       being of the Company; [Authority expires at
       the earlier of the conclusion of the next AGM
       of the Company or the date by which the next
       AGM of the Company is required by Law to be
       held]

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 DBS GROUP HOLDINGS LTD, SINGAPORE                                                           Agenda Number:  701859576
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y20246107
    Meeting Type:  EGM
    Meeting Date:  08-Apr-2009
          Ticker:
            ISIN:  SG1L01001701
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors for the purposes of               Mgmt          No vote
       Sections 76C and 76E of the Companies Act,
       Chapter 50 [the Companies Act], to purchase
       or otherwise acquire issued ordinary shares
       in the capital of DBSH [ordinary shares] not
       exceeding in aggregate the maximum percentage
       [as specified], at such price or prices as
       may be determined by the Directors from time
       to time up to the maximum price [as specified],
       whether by way of: [i] market purchase[s] on
       the Singapore Exchange Securities Trading Limited
       [SGX-ST] transacted through the Central Limit
       Order Book trading system and/or any other
       securities exchange on which the ordinary shares
       may for the time being be listed and quoted
       [Other Exchange]; and/or [ii] off-market purchase[s]
       [if effected otherwise than on the SGX-ST or,
       as the case may be, other exchange] in accordance
       with any equal access scheme[s] as may be determined
       or formulated by the Directors as they consider
       fit, which scheme[s] shall satisfy all the
       conditions prescribed by the Companies Act,
       and otherwise in accordance with all other
       laws and regulations and rules of the SGX-ST
       or, as the case may be, other exchange as may
       for the time being be applicable, [the share
       purchase mandate]; [Authority expires the earlier
       of the date on which the next AGM of DBSH is
       held and the date by which the next AGM of
       DBSH is required by law to be held]; and to
       complete and do all such acts and things [including
       executing such documents as may be required]
       as they and/or he may consider expedient or
       necessary to give effect to the transactions
       contemplated and/or authorized by this resolution

2.     Approve, pursuant to Rule 14.1 of the rules               Mgmt          No vote
       of the DBSH Share Plan [the Plan] and further
       to the ordinary resolution passed by the Company
       in general meeting on 21 APR 2003, the extension
       of the duration of the Plan for a further period
       of 10 years from 18 SEP 2009 up to 17 SEP 2019;
       and amend the Rule 8.1 of the Plan as specified

S.3    Amend the Articles of Association                         Mgmt          No vote

4.     Authorize the Directors of the Company, contingent        Mgmt          No vote
       upon the passing of Resolution 3, pursuant
       to Section 161 of the Companies Act, to allot
       and issue from time to time such number of
       new ordinary shares, new NRPS [as specified]
       and new RPS [as specified] in the Company as
       may be required to be allotted and issued pursuant
       to the DBSH Scrip Dividend Scheme [as specified]




--------------------------------------------------------------------------------------------------------------------------
 DONGBU INSURANCE CO LTD, SEOUL                                                              Agenda Number:  701959895
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2096K109
    Meeting Type:  AGM
    Meeting Date:  12-Jun-2009
          Ticker:
            ISIN:  KR7005830005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       In the Korean market, the vote option of ABSTAIN          Non-Voting    No vote
       is determined to be acceptable or not in accordance
       with the local sub custodians regulations.
       Please contact your client service representative
       to see if the recipient of your voting instructions
       will treat ABSTAIN as a valid vote option.

1.     Approve the financial statement                           Mgmt          No vote

2.     Approve the partial amendment to the Articles             Mgmt          No vote
       of Incorporation

3.     Elect the Directors [including Outside Director]          Mgmt          No vote

4.     Elect the Auditor Committee Member                        Mgmt          No vote

5.     Approve the limit of remuneration for the Directors       Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 FAR EASTERN TEXTILE CO LTD                                                                  Agenda Number:  702025378
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y24374103
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  TW0001402006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 550447 DUE TO RECEIPTS OF DIRECTORS NAME.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

A.1    The 2008 business operations                              Non-Voting    No vote

A.2    The 2008 financial statements                             Non-Voting    No vote

A.3    The 2008 audited reports                                  Non-Voting    No vote

A.4    The status of the Corporate bonds                         Non-Voting    No vote

B.1    Approve the 2008 financial statements                     Mgmt          No vote

B.2    Approve the 2008 profit distribution, proposed            Mgmt          No vote
       cash dividend: TWD 0.8 per share

B.3    Approve to revise the procedures of monetary              Mgmt          No vote
       loans, endorsement and guarantee

B.4    Approve the issuance of new shares, proposed              Mgmt          No vote
       stock dividend:20 for 1,000 shares held

B.5.1  Elect Mr. Douglas Tong HSU, Shareholder No.               Mgmt          No vote
       08 as a Director

B.5.2  Elect Mr. Johnny Shih, Shareholder No. 7618               Mgmt          No vote
       as a Director

B.6    Approve to release the prohibition on the Directors       Mgmt          No vote
       from participation in competitive business

B.6    Extraordinary motions                                     Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 FAR EASTONE TELECOMMUNICATIONS CO LTD                                                       Agenda Number:  701985383
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7540C108
    Meeting Type:  AGM
    Meeting Date:  16-Jun-2009
          Ticker:
            ISIN:  TW0004904008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 538954 DUE TO RECEIPT OF DIRECTOR AND SUPERVISOR
       NAMES. ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

A.1    To report the 2008 business operations                    Non-Voting    No vote

A.2    To report the 2008 financial statements                   Non-Voting    No vote

A.3    To report the 2008 audited reports                        Non-Voting    No vote

B.1    Approve the 2008 business reports and financial           Mgmt          No vote
       statements

B.2    Approve the 2008 profit distribution; proposed            Mgmt          No vote
       cash dividend: TWD 2.8 per share

B.3    Approve the revision to the procedures of endorsement     Mgmt          No vote
       and guarantee

B.4    Approve the revision to the procedures of monetary        Mgmt          No vote
       loans

B.5    Approve the issuance of new shares via private            Mgmt          No vote
       placement

B.6.1  Elect Yuan Ding Investment Company Limited,               Mgmt          No vote
       Shareholder No. 1, as a Director; Representative:
       Mr. Douglas Hsu

B62.1  Elect Mr. Lawrence Juen-Yee Lau; Passport No.             Mgmt          No vote
       19441212LA as an Independent Director

B62.2  Elect Mr. Kurt Roland Hellstrom, Passport No.             Mgmt          No vote
       19431212KU as an Independent Director

B63.1  Elect Far Eastern International Leasing Corporation,      Mgmt          No vote
       Shareholder No. 611 as a Supervisor; Representative:
       Mr. Eli Hong

B63.2  Elect Asia Investment Corporation, Shareholder            Mgmt          No vote
       No. 15088 as a Supervisor; Representative:
       Mr. Morton Hong

B63.3  Elect Mr. Chen-En Ko, ID No. U100056055; as               Mgmt          No vote
       a Supervisor

B.7    Approve to release the prohibition on Directors           Mgmt          No vote
       from participation in competitive business

B.8    Extraordinary motions                                     Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 FUBON FINL HLDG CO LTD                                                                      Agenda Number:  701773574
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y26528102
    Meeting Type:  EGM
    Meeting Date:  05-Dec-2008
          Ticker:
            ISIN:  TW0002881000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 512950 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve to acquire Ing Life Insurance Co. Limited         Mgmt          No vote
       for US 600 million, the subordinated debt issuance
       and its issued subordinated Corporate Bonds
       via private placement

2.     No other proposals and extraordinary motions              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 GIANT MANUFACTURE CO LTD                                                                    Agenda Number:  701976714
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2708Z106
    Meeting Type:  AGM
    Meeting Date:  16-Jun-2009
          Ticker:
            ISIN:  TW0009921007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 546835 DUE TO DUE TO RECEIPT OF DIRECTORS
       AND SUPERVISORS NAMES. ALL VOTES RECEIVED ON
       THE PREVIOUS MEETING WILL BE DISREGARDED AND
       YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

A.1    To report the 2008 business operations                    Non-Voting    No vote

A.2    To report the 2008 audited reports                        Non-Voting    No vote

A.3    To report the status of endorsement, guarantee            Non-Voting    No vote
       and monetary loans

B.1    Approve the 2008 financial statements                     Mgmt          No vote

B.2    Approve the 2008 profit distribution, proposed            Mgmt          No vote
       cash dividend: TWD 2 per share

B.3    Approve to revise the Articles of Incorporation           Mgmt          No vote

B.4    Approve the issuance of new shares from retained          Mgmt          No vote
       earnings, proposed stock dividend: 200 for
       1,000 shares held

B.5    Approve to revise the procedures of endorsement           Mgmt          No vote
       and guarantee

B.6    Approve to revise the procedures of monetary              Mgmt          No vote
       loans

B71.1  Elect Mr. King Liu, Shareholder No: 4 as a Director       Mgmt          No vote

B71.2  Elect Mr. Tony Lo, Shareholder No: 10 as a Director       Mgmt          No vote

B71.3  Elect Mr. Bonnie Tu, Shareholder No: 2 as a               Mgmt          No vote
       Director

B71.4  Elect Mr. Young Liu, Shareholder No: 22 as a              Mgmt          No vote
       Director

B71.5  Elect Mr. Donald Chiu, Shareholder No: 8 as               Mgmt          No vote
       a Director

B71.6  Elect Yuan Sin Investment Company Limited, Shareholder    Mgmt          No vote
       NO: 38737, Representative: Mr. Tu Liu Yeh Chiao
       as a Director

B71.7  Elect Mr. Wang Shou Chien, Shareholder No: 19             Mgmt          No vote
       as a Director

B72.1  Elect Lian Wei Investment Company Limited, Shareholder    Mgmt          No vote
       No: 15807, Representative: Mr. Yu Yu Chiu as
       a Supervisor

B72.2  Elect Mr. Brian Yang, Shareholder No: 110 as              Mgmt          No vote
       a Supervisor

B.8    Approve the proposal to release the prohibition           Mgmt          No vote
       on the Directors from participation in competitive
       business

B.9    Other issues and extraordinary motions                    Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 GLAXOSMITHKLINE PHARMACEUTICALS LTD                                                         Agenda Number:  701844854
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2709V112
    Meeting Type:  AGM
    Meeting Date:  02-Apr-2009
          Ticker:
            ISIN:  INE159A01016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Audited balance sheet               Mgmt          No vote
       as on 31 DEC 2008 and the Profit and Loss Account
       for the YE as on that date and the reports
       of the Board of Directors and the Auditors
       thereon

2.     Declare a dividend on equity shares for the               Mgmt          No vote
       YE 31 DEC 2008

3.     Re-appoint Dr. A. Banerjee as a Director, who             Mgmt          No vote
       retires by rotation

4.     Re-appoint Mr. N. Kaviratne as a Director, who            Mgmt          No vote
       retires by rotation

5.     Re-appoint Mr. P. V. Nayak as a Director, who             Mgmt          No vote
       retires by rotation

6.     Appoint Price Waterhouse & Co., Chartered Accountants,    Mgmt          No vote
       as the Auditors of the Company [including all
       its Branches] to hold office from the conclusion
       of this meeting until the conclusion of the
       next AGM of the Company and authorize the Audit
       Committee to fix their remuneration

7.     Re-appoint, pursuant to Section 198, 269, 309,            Mgmt          No vote
       310 and other applicable provisions, if any,
       of the Companies Act, 1956, including any statutory
       modifications or re-enactments thereof, and
       all other statutory provisions if any, Dr.
       A. Banerjee as the whole time Director of the
       Company for the period from 01 JAN 2009 to
       31 JUL 2011, on the terms and conditions and
       stipulations, including remuneration as contained
       in an Agreement to be entered into between
       the Company and Dr. A. Banerjee, a draft whereof
       is placed before the meeting and which for
       the purpose of identification is initialed
       by the Managing Director and authorize the
       Board of Directors to take all necessary or
       desirable steps for the aforesaid purpose and
       matter incidental thereto




--------------------------------------------------------------------------------------------------------------------------
 GREAT EAGLE HOLDINGS LTD                                                                    Agenda Number:  701859691
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4069C148
    Meeting Type:  SGM
    Meeting Date:  14-Apr-2009
          Ticker:
            ISIN:  BMG4069C1486
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR BELOW RESOLUTION.
       THANK YOU.

1.     Approve and ratify, the Supplemental Agreement            Mgmt          No vote
       [as specified] and the transactions contemplated
       thereunder; and authorize any 1 of the Director
       of the Company to do all such further acts
       and things and execute such further documents
       and take all steps which in his opinion may
       be necessary, desirable or expedient to implement
       and/or give effect to the Supplemental Agreement
       with any changes as such Director may consider
       necessary, desirable or expedient




--------------------------------------------------------------------------------------------------------------------------
 GREAT EAGLE HOLDINGS LTD                                                                    Agenda Number:  701900943
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4069C148
    Meeting Type:  AGM
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  BMG4069C1486
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and consider the audited financial statements     Mgmt          No vote
       of the Company for the YE 31 DEC 2008 together
       with the reports of the Directors and the Auditor
       thereon

2.     Declare the payment of a final dividend of HK             Mgmt          No vote
       35 cents per share

3.i    Re-elect Madam Lo To Lee Kwan as a Director               Mgmt          No vote

3.ii   Re-elect Mr. Lo Hong Sui, Vincent as a Director           Mgmt          No vote

3.iii  Re-elect Mr. Lo Ying Sui, Archie as a Director            Mgmt          No vote

3.iv   Re-elect Professor Wong Yue Chim, Richard as              Mgmt          No vote
       a Director

4.     Approve to fix a maximum number of Directors              Mgmt          No vote
       at 15 and authorize the Directors to appoint
       additional Directors up to such maximum number

5.     Approve to fix a fee of HKD 120,000 per annum             Mgmt          No vote
       as ordinary remuneration payable to each Director
       for the YE 31 DEC 2009

6.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          No vote
       as the Auditor and authorize the Board of Directors
       to fix the Auditor's remuneration

7.     Authorize the Directors the Company during the            Mgmt          No vote
       Relevant Period [as specified] of all the powers
       of the Company to repurchase ordinary shares
       in the capital of the Company [Shares] on The
       Stock Exchange of Hong Kong Limited [Stock
       Exchange] or on any other stock exchange on
       which the securities of the Company may be
       listed and recognized by the Securities and
       Futures Commission and the Stock Exchange for
       this purpose, subject to and in accordance
       with all applicable Laws and the requirements
       of the Rules Governing the Listing of Securities
       on the Stock Exchange or any other stock exchange
       as amended from time to time; and to repurchase
       the Shares of the Company at an aggregate nominal
       amount that shall not exceeding 10% of the
       aggregate nominal amount of the issued share
       capital of the Company; [Authority expires
       the earlier of the conclusion of the AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       to be held by Bye-Laws of the Company or the
       Companies Act 1981 of Bermuda [as amended]
       [or any other applicable Law of Bermuda] to
       be held; and the revocation or variation of
       the authority]

8.     Authorize the Directors of the Company, to allot,         Mgmt          No vote
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements and options which would
       or might require the exercise of such power,
       generally and unconditionally as specified
       in this resolution to make or grant offers,
       agreements and options which would or might
       require the exercise of such power after the
       end of the relevant period; shall not exceed
       20% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of passing this resolution the aggregate
       nominal amount of share capital allotted, issued
       or dealt with or agreed conditionally or unconditionally
       to be allocated, issued or dealt with [whether
       pursuant to an option or otherwise] by the
       Directors of the Company, otherwise than pursuant
       to (i) a rights issue, (ii) the exercise of
       the subscription or conversion rights attaching
       to any warrants, convertible bonds or other
       securities issued by the Company which are
       convertible into shares of the Company, (iii)
       any Share Option Scheme or similar arrangement
       for the time being adopted for the grant or
       issue to participants of shares or rights to
       acquire shares in the capital of the Company,
       or (iv) any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       in accordance with the Bye-laws of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Bye-Laws of
       the Company or the Companies Act 1981 of Bermuda
       [as amended] [or any other applicable Law of
       Bermuda] to be held; and the revocation or
       variation of the authority]

9.     Approve that conditional upon the passing of              Mgmt          No vote
       Resolutions 7 and 8 set out in this notice
       convening this meeting, the aggregate nominal
       amount of the shares which are repurchased
       or otherwise acquired by the Company pursuant
       to Resolution 7 shall be added to the aggregate
       nominal amount of the shares which may be issued
       pursuant to Resolution 8, provided that such
       an amount shall not exceed 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of the passing
       of this Resolution

10.    Approve that subject to and conditional upon              Mgmt          No vote
       the passing of Ordinary Resolution No. 11 set
       out in this notice and the conditions referred
       to therein being satisfied or fulfilled, the
       operation of the existing Share Option Scheme
       of the Company adopted on 10 JUN 1999 be hereby
       terminated with effect from the adoption of
       the New Share Option Scheme [such that no further
       options could thereafter be offered under the
       existing Share Option Scheme of the Company
       but in all other respects the provisions of
       the existing Share Option Scheme of the Company
       shall remain in full force and effect]

11.    Authorize the Director of the Company subject             Mgmt          No vote
       to and conditional upon the Listing Committee
       of The Stock Exchange of Hong Kong Limited
       granting the approval of the listing of, and
       permission to deal in, shares to be issued
       pursuant to the exercise of options which may
       be granted under the New Share Option Scheme
       [copy of which is produced to this meeting
       and signed by the Chairman of this meeting
       for the purpose of identification], to do all
       such acts and to enter into such transactions,
       arrangements and agreements as may be necessary
       or expedient in order to give full effect to
       the New Share Option Scheme

S.12   Authorize the Directors of the Company to do              Mgmt          No vote
       all such acts, deeds and things as they shall,
       in their absolute discretion, deem fin in order
       to adopt the secondary name of the Company
       and that such documents in connection with
       the adoption of the secondary name be filed
       and registered with the Registrar of Companies
       in Hong Kong under Part XI of the Companies
       Ordinance [Chapter 32 of the Laws of Hong Kong]
       and the Registrar of Companies in Bermuda pursuant
       to the Companies Act 1981 of Bermuda [as amended],
       if the proposed secondary name is registered
       by other parties prior to registration by the
       Company, the adoption of another secondary
       name as the Directors may deem fit to replace




--------------------------------------------------------------------------------------------------------------------------
 GUANGDONG INVT LTD                                                                          Agenda Number:  701932279
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2929L100
    Meeting Type:  AGM
    Meeting Date:  03-Jun-2009
          Ticker:
            ISIN:  HK0270001396
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Receive and consider the audited consolidated             Mgmt          No vote
       financial statements and the reports of the
       Directors of the Company [the "Directors"]
       and the Auditors of the Company [the "Auditors"]
       for the YE 31 DEC 2008

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          No vote

3.1    Re-elect Mr. Li Wenyue as a Director of the               Mgmt          No vote
       Company

3.2    Re-elect Mr. Cheng Mo Chi, Moses as a Director            Mgmt          No vote
       of the Company [Authority expires the earlier
       of the conclusion of the AGM of the Company
       to be held in 2012 or 30 JUN 2012 in accordance
       with the Articles of Association of the Company
       and/or any applicable laws and regulations]

3.3    Re-elect Mr. Zhai Zhiming as a Director of the            Mgmt          No vote
       Company [Authority expires the earlier of the
       conclusion of the AGM of the Company to be
       held in 2012 or 30 JUN 2012 in accordance with
       the Articles of Association of the Company
       and/or any applicable laws and regulations]

3.4    Re-elect Mr. Sun Yingming as a Director of the            Mgmt          No vote
       Company [Authority expires the earlier of the
       conclusion of the AGM of the Company to be
       held in 2012 or 30 JUN 2012 in accordance with
       the Articles of Association of the Company
       and/or any applicable laws and regulations]

3.5    Authorize the Board to fix the remuneration               Mgmt          No vote
       of Directors

4.     Re-appoint Ernst & Young as the Auditors and              Mgmt          No vote
       authorize the Board to fix their remuneration

5.     Authorize the Directors, subject to the other             Mgmt          No vote
       provisions of this resolution and pursuant
       to Section 57B of the Companies Ordinance [Chapter
       32 of the Laws of Hong Kong], to allot, issue
       and deal with ordinary shares of HKD 0.50 in
       the capital of the Company and make or grant
       offers, agreements and options or warrants
       which would or might require the exercise of
       such powers be and is hereby generally and
       unconditionally approved; during and after
       the relevant period, not exceeding 20% of the
       aggregate nominal amount of the issued share
       capital of the Company, otherwise than pursuant
       to i) a Rights Issue or ii) the exercise of
       the subscription or conversion rights attaching
       to any warrants, preference shares, convertible
       bonds or other securities issued by the Company
       which are convertible into ordinary Shares
       or iii) the exercise of options granted by
       the Company under any option scheme or similar
       arrangement for the time being adopted for
       the grant to Directors, officers and/or employees
       of the Company and/or any of its subsidiaries
       and/or other eligible person [if any] of rights
       to acquire ordinary Shares or iv) any scrip
       dividend or similar arrangement providing for
       the allotment of Ordinary Shares in lieu of
       the whole or part of a dividend on the ordinary
       Shares; [Authority expires the earlier of the
       conclusion of the next AGM of the Company or
       the expiration of the period within which the
       next AGM of the Company is required by the
       Articles or any applicable laws of the Hong
       Kong Special Administrative Region of the People's
       Republic of China [Hong Kong] to be held]

6.     Authorize the Directors during the Relevant               Mgmt          No vote
       Period of all the powers of the Company to
       repurchase Ordinary Shares on The Stock Exchange
       of Hong Kong Limited [the "Hong Kong Stock
       Exchange"] or on any other stock exchange on
       which the securities of the Company may be
       listed and authorized by the Securities and
       Futures Commission and the Hong Kong Stock
       Exchange under the Hong Kong Code on Share
       Repurchases for this purpose, subject to and
       in accordance with all applicable laws and
       the requirements of the Rules Governing the
       Listing of Securities on the Hong Kong Stock
       Exchange or any other stock exchange as amended
       from time to time, be and is hereby generally
       and unconditionally approved; the aggregate
       nominal amount of the Ordinary Shares which
       the Company is authorized to repurchase pursuant
       to the approval in paragraph (a) of this resolution
       shall not exceed 10% of the aggregate nominal
       amount of the Ordinary Shares in issue as at
       the date of the passing of this resolution;
       [Authority expires the earlier of the conclusion
       of the AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       laws of Hong Kong to be held]

7.     Authorize the Directors, conditional upon the             Mgmt          No vote
       passing of Resolutions 05 and 06 set out in
       the notice convening this meeting, the aggregate
       nominal amount of the number of Ordinary Shares
       which are repurchased by the Company under
       the authority granted to the Directors as mentioned
       in the said Resolution 06 shall be added to
       the aggregate nominal amount of share capital
       that may be allotted, issued or dealt with
       or agreed conditionally or unconditionally
       to be allotted, issued or dealt with by the
       Directors pursuant to the approval in the said
       Resolution 05

S.8    Amend the Articles of Association of the Company          Mgmt          No vote
       as follows: Article 66A; 69A; 77; 78A; 134A
       as specified




--------------------------------------------------------------------------------------------------------------------------
 HON HAI PRECISION INDUSTRY CO LTD                                                           Agenda Number:  701837429
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y36861105
    Meeting Type:  AGM
    Meeting Date:  16-Apr-2009
          Ticker:
            ISIN:  TW0002317005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 531343 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

A.1    To report business operation result of FY 2008            Non-Voting    No vote

A.2    To the 2008 Audited reports                               Non-Voting    No vote

A.3    To the indirect investment in mainland China              Non-Voting    No vote

A.4    To the status of the local unsecured corporate            Non-Voting    No vote
       bonds

A.5    Other reports                                             Non-Voting    No vote

B.1    Approve the 2008 business reports and financial           Mgmt          No vote
       statements

B.2    Approve the 2008 profit distribution proposed             Mgmt          No vote
       cash dividend TWD 0.8 per share

B.3    Amend the Company Articles of Incorporation               Mgmt          No vote

B.4    Approve the issuance of new shares from retained          Mgmt          No vote
       earnings proposed stock dividend: 150 for 1,000
       SHS held

B.5    Approve the capital injection to issue global             Mgmt          No vote
       depository receipt

B.6    Amend the procedures of monetary loans                    Mgmt          No vote

B.7    Amend the procedures of endorsements/guarantees           Mgmt          No vote

B.8    Amend the rules of Shareholders' Meeting                  Mgmt          No vote

B.9    Other issues and extraordinary motions                    Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 HONGKONG LD HLDGS LTD                                                                       Agenda Number:  701894859
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4587L109
    Meeting Type:  AGM
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  BMG4587L1090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial statements              Mgmt          No vote
       and the Independent Auditor's report for the
       YE 31 DEC 2008 and declare a final dividend

2.     Re-elect Mr. Mark Greenberg as a Director                 Mgmt          No vote

3.     Re-elect Mr. R.C. Kwok as a Director                      Mgmt          No vote

4.     Re-elect Lord Powell of Bayswater as a Director           Mgmt          No vote

5.     Re-elect Mr. Percy Weatherall as a Director               Mgmt          No vote

6.     Re-appoint the Auditors and authorize the Directors       Mgmt          No vote
       to fix their remuneration

7.     Authorize the Directors during the relevant               Mgmt          No vote
       period, for the purposes of this resolution,
       relevant period being the period from the passing
       of this resolution until the earlier of the
       conclusion of the next AGM, or the expiration
       of the period within which such meeting is
       required by law to be held, or the revocation
       or variation of this resolution by an ordinary
       resolution of the shareholders of the Company
       in general meeting, of all powers of the Company
       to allot or issue shares and to make and grant
       offers, agreements and options which would
       or might require shares to be allotted, issued
       or disposed of during or after the end of the
       relevant period up to an aggregate nominal
       amount of USD 75.0 million, and the aggregate
       nominal amount of share capital allotted or
       agreed conditionally or unconditionally to
       be allotted wholly for cash, whether pursuant
       to an option or otherwise, by the Directors
       pursuant to the approval in this resolution,
       otherwise than pursuant to a rights issue,
       for the purposes of this resolution, rights
       issue being an offer of shares or other securities
       to holders of shares or other securities on
       the register on a fixed record date in proportion
       to their then holdings of such shares or other
       securities or otherwise in accordance with
       the rights attaching thereto, subject to such
       exclusions or other arrangements as the Directors
       may deem necessary or expedient in relation
       to fractional entitlements or legal or practical
       problems under the laws of, or the requirements
       of any recognized regulatory body or any stock
       exchange in, any territory, or upon conversion
       of the USD 400,000,000 2.75% guaranteed convertible
       bonds convertible into fully paid shares of
       the company, shall not exceed USD 11.2 million,
       and the said approval shall be limited accordingly

8.     Authorize the Directors of all powers of the              Mgmt          No vote
       Company to purchase its own shares, subject
       to and in accordance with all applicable laws
       and regulations, during the relevant period,
       for the purposes of this resolution, relevant
       period being the period from the passing of
       this resolution until the earlier of the conclusion
       of the next AGM, or the expiration of the period
       within which such meeting is required by law
       to be held, or the revocation or variation
       of this resolution by an ordinary  resolution
       of the shareholders of the Company in general
       meeting, and the aggregate nominal amount of
       shares of the Company which the company may
       purchase pursuant to the approval in this resolution
       shall be less than 15% of the aggregate nominal
       amount of the existing issued share capital
       of the Company at the date of this meeting,
       and such approval shall be limited accordingly,
       and where permitted by applicable laws and
       regulations and subject to the limitation in
       this resolution, extend to permit the purchase
       of  shares of the Company, i, by subsidiaries
       of the company and, ii, pursuant to the terms
       of put warrants or financial instruments having
       similar effect, put warrants, whereby the Company
       can be required to purchase its own shares,
       provided that where put warrants are issued
       or offered pursuant to a rights issue, as defined
       in resolution 7, the price which the Company
       may pay for shares purchased on exercise of
       put warrants shall not exceed 15% more than
       the average of the market quotations for the
       shares for a period of not more than 30 nor
       less than the five dealing days falling one
       day prior to the date of any public announcement
       by the company of the proposed issue of put
       warrants




--------------------------------------------------------------------------------------------------------------------------
 HOPEWELL HWY INFRASTRUCTURE  LTD                                                            Agenda Number:  701710647
--------------------------------------------------------------------------------------------------------------------------
        Security:  G45995100
    Meeting Type:  AGM
    Meeting Date:  13-Oct-2008
          Ticker:
            ISIN:  KYG459951003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited consolidated financial statements     Mgmt          No vote
       and the report of the Directors and Independent
       Auditor's report for the YE 30 JUN 2008

2.1    Approve the recommended final dividend of HK              Mgmt          No vote
       13 cents per share

2.2    Approve the recommended special final dividend            Mgmt          No vote
       of HK 28 cents per share

3.1.a  Re-elect Ir. Leo Kwok Kee Leung as a Director             Mgmt          No vote

3.1.b  Re-elect Mr. Cheng Hui Jia as a Director                  Mgmt          No vote

3.1.c  Re-elect Mr. Kojiro Nakahara as a Director                Mgmt          No vote

3.1.d  Re-elect Mr. Barry Chung Tat Mok as a Director            Mgmt          No vote

3.2    Approve to resolve not to fill up the vacated             Mgmt          No vote
       office resulting from the retirement of Mr.
       Lijia Huang as a Director

3.3    Approve to fix the Directors' fees                        Mgmt          No vote

4.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          No vote
       as the Auditors and authorize the Directors
       to fix their remuneration

5.1    Authorize the Directors of the Company to repurchase      Mgmt          No vote
       shares of the Company on The Stock Exchange
       of Hong Kong Limited [the "Stock Exchange"]
       or on any other stock exchange on which the
       shares of the Company may be listed and recognized
       by the Securities and Futures Commission of
       Hong Kong and the stock exchange for this purpose,
       subject to and in accordance with all applicable
       laws and/or the requirements of the Rules of
       Governing the Listing of Securities on the
       Stock Exchange or of any other stock exchange
       as amended from time to time during the relevant
       period, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company as at the date of passing this
       resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or any applicable laws to be held]

5.2    Authorize the Directors of the Company, pursuant          Mgmt          No vote
       to the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited,
       to allot, issue and deal with unissued shares
       in the capital of the Company and to make or
       grant offers, agreements and options [including
       warrants bonds, debentures, notes and any securities
       which carry rights to subscribe for or are
       convertible into shares of the Company] during
       and after the relevant period, not exceeding
       the aggregate of 20% of the aggregate nominal
       amount of the issued share capital of the Company
       at the date of passing of this resolution;
       otherwise pursuant to: i) a rights issue; or
       ii) any share option scheme or similar arrangement
       for the time being adopted for the grant or
       issue of shares or rights to acquire shares
       of the Company; or iii) any scrip dividend
       or similar arrangement providing for the allotment
       and issue of shares in lieu of the whole or
       part of a dividend in accordance with the Articles
       of Association of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Article of Association of the
       Company or any applicable laws to be held by
       law]

5.3    Approve, subject to the passing of the Resolution         Mgmt          No vote
       5.1 and 5.2, to extend the general mandate
       granted to the Directors of the Company and
       for the time being in force to exercise the
       powers of the Company to allot, issue and deal
       with un issued shares pursuant to Resolution
       5.2 by the addition to the aggregate nominal
       value of the share capital of the Company which
       may be allotted or agreed conditionally or
       unconditionally to be allotted by the Directors
       of the Company pursuant to such general mandate
       of an amount representing the aggregate nominal
       value of the share capital of the Company repurchased
       by the Company under the authority granted
       pursuant to Resolution 5.1, provided that such
       extended amount shall not exceed 10% of the
       aggregate nominal value of the issued share
       capital of the Company as at the date of the
       passing of this resolution




--------------------------------------------------------------------------------------------------------------------------
 HSBC HOLDINGS PLC, LONDON                                                                   Agenda Number:  701830172
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4634U169
    Meeting Type:  OGM
    Meeting Date:  19-Mar-2009
          Ticker:
            ISIN:  GB0005405286
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to increase the share capital from USD            Mgmt          No vote
       7,500,100,000, GBP 401,500 and EUR 100,000
       to USD 10,500,100,000, GBP 401,500 and EUR
       100,000 by the creation of an additional 6,000,000,000
       ordinary shares of USD 0.50 each in the capital
       of the Company forming a single class with
       the existing ordinary shares of USD 0.50 each
       in the capital of the Company

2.     Authorize the Directors, in substitution for              Mgmt          No vote
       any existing authority and for the purpose
       of Section 80 of the UK Companies Act 1985,
       [the Act] to allot relevant securities up to
       an aggregate nominal amount of USD2,530,200,000
       in connection with the allotment of the new
       ordinary shares as specified pursuant to right
       issue[Authority expires at the conclusion of
       the AGM of the Company to be held in 2009];
       and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.3    Authorize the Directors, subject to the passing           Mgmt          No vote
       of Resolution 2 and pursuant to Section 94
       of the UK Companies Act 1985, [the Act] the
       subject of authority granted by Resolution
       2 as if Section 89[1] of the Act displaying
       to any such allotment and in particular to
       make such allotments subject to such exclusions
       or other arrangements as the Directors may
       deem necessary or expedient in relation to
       fractional entitlements or securities represented
       by depository receipts or having regard to
       any restrictions, obligations or legal problems
       under the Laws of the requirements of any regulatory
       body or stock exchange in any territory or
       otherwise howsoever; [Authority expires the
       earlier of the conclusion of the AGM of the
       Company to be held in 2009]; and, authorize
       the Directors to allot equity securities in
       pursuance of such offers or agreement made
       prior to such expiry

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HSBC HOLDINGS PLC, LONDON                                                                   Agenda Number:  701873463
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4634U169
    Meeting Type:  AGM
    Meeting Date:  22-May-2009
          Ticker:
            ISIN:  GB0005405286
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual accounts and reports of the            Mgmt          No vote
       Directors and of the Auditor for the YE 31
       DEC 2008

2.     Approve the Director's remuneration report for            Mgmt          No vote
       YE 31 DEC 2008

3.1    Re-elect Mr. S.A. Catz as a Director                      Mgmt          No vote

3.2    Re-elect Mr. V.H.C Cheng as a Director                    Mgmt          No vote

3.3    Re-elect Mr. M.K.T Cheung as a Director                   Mgmt          No vote

3.4    Re-elect Mr. J.D. Coombe as a Director                    Mgmt          No vote

3.5    Re-elect Mr. J.L. Duran as a Director                     Mgmt          No vote

3.6    Re-elect Mr. R.A. Fairhead as a Director                  Mgmt          No vote

3.7    Re-elect Mr. D.J. Flint as a Director                     Mgmt          No vote

3.8    Re-elect Mr. A.A. Flockhart as a Director                 Mgmt          No vote

3.9    Re-elect Mr. W.K. L. Fung as a Director                   Mgmt          No vote

3.10   Re-elect Mr. M.F. Geoghegan as a Director                 Mgmt          No vote

3.11   Re-elect Mr. S.K. Green as a Director                     Mgmt          No vote

3.12   Re-elect Mr. S.T. Gulliver as a Director                  Mgmt          No vote

3.13   Re-elect Mr. J.W.J. Hughes-Hallett as a Director          Mgmt          No vote

3.14   Re-elect Mr. W.S.H. Laidlaw as a Director                 Mgmt          No vote

3.15   Re-elect Mr. J.R. Lomax as a Director                     Mgmt          No vote

3.16   Re-elect Sir Mark Moody-Stuart as a Director              Mgmt          No vote

3.17   Re-elect Mr. G. Morgan as a Director                      Mgmt          No vote

3.18   Re-elect Mr. N.R.N. Murthy as a Director                  Mgmt          No vote

3.19   Re-elect Mr. S.M. Robertson as a Director                 Mgmt          No vote

3.20   Re-elect Mr. J.L. Thornton as a Director                  Mgmt          No vote

3.21   Re-elect Sir Brian Williamson as a Director               Mgmt          No vote

4.     Reappoint the Auditor at remuneration to be               Mgmt          No vote
       determined by the Group Audit Committee

5.     Authorize the Directors to allot shares                   Mgmt          No vote

S.6    Approve to display pre-emption rights                     Mgmt          No vote

7.     Authorize the Company to purchase its own ordinary        Mgmt          No vote
       shares

S.8    Adopt new Articles of Association with effect             Mgmt          No vote
       from 01 OCT 2009

S.9    Approve general meetings being called on 14               Mgmt          No vote
       clear days' notice




--------------------------------------------------------------------------------------------------------------------------
 HUAKU DEVELOPMENT CO LTD                                                                    Agenda Number:  701823886
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3742X107
    Meeting Type:  AGM
    Meeting Date:  22-May-2009
          Ticker:
            ISIN:  TW0002548005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2008 business operations                              Non-Voting    No vote

A.2    The 2008 audited reports                                  Non-Voting    No vote

A.3    The status of the local unsecured convertible             Non-Voting    No vote
       bonds

A.4    The status of 2008 endorsement and guarantee              Non-Voting    No vote

B.1    Approve the 2008 business reports and financial           Mgmt          No vote
       statements

B.2    Approve the 2008 profit distribution, cash dividend:      Mgmt          No vote
       TWD 5 per share

B.3    Approve the revision to the procedures of Monetary        Mgmt          No vote
       Loans

B.4    Approve the revision to the procedures of Endorsement     Mgmt          No vote
       and Guarantee

B.5    Other issues and extraordinary motions                    Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 HYUNDAI MTR CO                                                                              Agenda Number:  701828797
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y38472224
    Meeting Type:  AGM
    Meeting Date:  13-Mar-2009
          Ticker:
            ISIN:  KR7005382007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 531463 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED. THANK YOU.

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU

1.     Approval of financial statements                          Non-Voting    No vote

2.     Election of Director                                      Non-Voting    No vote

3.     Election of Audit Committee Member                        Non-Voting    No vote

4.     Approval of remuneration limit for the Director           Non-Voting    No vote

5.     Change of the Article of Incorporation                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 JIANGSU EXPRESSWAY CO LTD                                                                   Agenda Number:  701801664
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4443L103
    Meeting Type:  EGM
    Meeting Date:  11-Mar-2009
          Ticker:
            ISIN:  CNE1000003J5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

S.1    Amend the Article 8 and 16 of the Articles of             Mgmt          No vote
       Association of the Company as specified, pursuant
       to the requirements of the Jiangsu Securities
       Regulatory Bureau of the China Securities Regulatory
       Commission to establish a long-standing mechanism
       for further regulation of capital flows between
       the listed Company and its major shareholders
       or other connected parties

2.     Appoint Mr. Qian Yong Xiang as an Executive               Mgmt          No vote
       Director of the Company and that an Executive
       Director services contract be entered into
       with Mr. Qian with a tenure commencing from
       the date of the 2009 First EGM and ending on
       the date of the 2008 AGM

3.     Appoint Mr. Yang Gen Lin as a Supervisor of               Mgmt          No vote
       the Company and that a Supervisor appointment
       letter be entered into with Mr. Yang with a
       tenure commencing from the date of the 2009
       First EGM and ending on the date of the 2008
       AGM




--------------------------------------------------------------------------------------------------------------------------
 JIANGSU EXPRESSWAY CO LTD                                                                   Agenda Number:  701945632
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4443L103
    Meeting Type:  AGM
    Meeting Date:  17-Jun-2009
          Ticker:
            ISIN:  CNE1000003J5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Approve the report of the Board of Directors              Mgmt          No vote
       of the Company for the YE 31 DEC 2008

2.     Approve the report of the Supervisory Committee           Mgmt          No vote
       of the Company for the YE 31 DEC 2008

3.     Approve the annual budget report for year 2008            Mgmt          No vote

4.     Approve the audited accounts and the Auditor              Mgmt          No vote
       report for the YE 31 DEC 2008

5.     Approve the Profit Distribution Scheme of the             Mgmt          No vote
       Company in respect of the final dividend for
       the YE 31 DEC 2008: the Company proposed to
       declare a cash dividend of RMB 0.27 per Share
       [Tax inclusive]

6.     Appoint Deloitte Touche Tohmatsu Certified Public         Mgmt          No vote
       Accountants Limited and Deloitte Touche Tohmatsu
       respectively as the Company's Domestic and
       International Auditors with a confirmed annual
       remuneration of RMB 2.1 million

7.1    Appoint Mr. Shen Chang Quan as a Non-executive            Mgmt          No vote
       Director of the Company and the signing of
       a letter of appointment between the Company
       and Mr. Shen with the tenure of office from
       the date of the 2008 AGM to the date of the
       2011 AGM

7.2    Appoint Mr. Sun Hong Ning as a Non-executive              Mgmt          No vote
       Director of the Company and the signing of
       a letter of appointment between the Company
       and Mr. Sun with the tenure of office from
       the date of the 2008 AGM to the date of the
       2011 AGM

7.3    Appoint Mr. Chen Xiang Hui as a Non-executive             Mgmt          No vote
       Director of the Company and the signing of
       a letter of appointment between the Company
       and Mr. Chen with the tenure of office from
       the date of the 2008 AGM to the date of the
       2011 AGM

7.4    Appoint Madam Zhang Yang as a Non-executive               Mgmt          No vote
       Director of the Company and the signing of
       a letter of appointment between the Company
       and Madam Zhang with the tenure of office from
       the date of the 2008 AGM to the date of the
       2011 AGM

7.5    Appoint Mr. Qian Yongxiang as an Executive Director       Mgmt          No vote
       of the Company and the signing of an Executive
       Director service contract between the Company
       and Mr. Qian with the tenure of office from
       the date of the 2008 AGM to the date of the
       2011 AGM

7.6    Appoint Mr. Du Wen Yi as a Non-executive Director         Mgmt          No vote
       of the Company and the signing of a letter
       of appointment between the Company and Mr.
       Du with the tenure of office from the date
       of the 2008 AGM to the date of the 2011 AGM

7.7    Appoint Mr. Cui Xiao Long as a Non-executive              Mgmt          No vote
       Director of the Company and the signing of
       a letter of appointment between the Company
       and Mr. Cui with the tenure of office from
       the date of the 2008 AGM to the date of the
       2011 AGM

7.8    Appoint Mr. Fan Cong Lai as an Independent Non-executive  Mgmt          No vote
       Director of the Company and the signing of
       an Independent Non-executive Director Service
       Contract between the Company and Mr. Fong with
       the tenure of office from the date of the 2008
       AGM to the date of the 2011 AGM and an annual
       Director's fee of RMB 50,000 [after Tax]

7.9    Appoint Mr. Chen Dong Hua as an Independent               Mgmt          No vote
       Non-executive Director of the Company and the
       signing of an Independent Non-executive Director
       Service Contract between the Company and Mr.
       Fong with the tenure of office from the date
       of the 2008 AGM to the date of the 2011 AGM
       and an annual Director's fee of RMB 50,000
       [after Tax]

8.1    Appoint Mr. Yang Gen Lin as a Supervisor of               Mgmt          No vote
       the Company and the signing of a letter of
       appointment between the Company and Mr. Yang
       with the tenure of office from the date of
       the 2008 AGM to the date of the 2011 AGM

8.2    Appoint Mr. Zhang Cheng Yu as a Supervisor of             Mgmt          No vote
       the Company and the signing of a letter of
       appointment between the Company and Mr. Zhang
       with the tenure of office from the date of
       the 2008 AGM to the date of the 2011 AGM

8.3    Appoint Madam Hu Yu as a Supervisor of the Company        Mgmt          No vote
       and the signing of a letter of appointment
       between the Company and Madam Hu with the tenure
       of office from the date of the 2008 AGM to
       the date of the 2011 AGM

S.9    Amend the reference of the Company's business             Mgmt          No vote
       licence number in Article 1.2 of the Articles
       of Association of the Company from "3200001100976"
       to "320000000004194"

S.10   Amend the reference of the Company's registered           Mgmt          No vote
       address in Article 1.5 of the Articles of Association
       of the Company from "238 Maqun Street, Nanjing
       City, Jiangsu Province, China" to "6 Maqun
       Road, Nanjing City, Jiangsu Province, China"

S.11   Approve to append the following provision to              Mgmt          No vote
       Article 18.9 of the Articles of Association
       of the Company: "the accumulated profits distributed
       in cash by the Company over the latest 3 years
       shall represent no less than 30% of the average
       annual distributable profits realized for the
       latest 3 years"




--------------------------------------------------------------------------------------------------------------------------
 K T & G CORP                                                                                Agenda Number:  701813708
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y49904108
    Meeting Type:  AGM
    Meeting Date:  13-Mar-2009
          Ticker:
            ISIN:  KR7033780008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING            Non-Voting    No vote
       OPTION FOR THIS MEETING. THANK YOU.

1.     Approve the financial statements                          Mgmt          No vote

2.     Approve the change of Articles of Incorporation           Mgmt          No vote

3.     Elect the External Director                               Mgmt          No vote

4.     Elect the External Director who is Audit Committee        Mgmt          No vote

5.     Approve the remuneration limit for the Director           Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 KANGWON LAND INC, CHONGSON                                                                  Agenda Number:  701846719
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4581L105
    Meeting Type:  AGM
    Meeting Date:  26-Mar-2009
          Ticker:
            ISIN:  KR7035250000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING            Non-Voting    No vote
       OPTION IN KOREA. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 539138 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the appropriation of income and dividend          Mgmt          No vote
       of KRW 720 per share

2.     Amend the Articles of Incorporation regarding             Mgmt          No vote
       business objectives, Sub-Committees and other
       legislative changes

       PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO             Non-Voting    No vote
       THIS RESOLUTION REGARDING THE ELECTION OF DIRECTORS.
       STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR
       THIS MEETING. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE IF YOU HAVE ANY QUESTIONS.

3.1    Elect Mr. Nah Seung-Yeol as President                     Mgmt          No vote

3.2    Elect Mr. Lee Seong-bok as President                      Mgmt          No vote

3.3    Elect Mr. Jeon In-Baek as President                       Mgmt          No vote

3.4    Elect Mr. Choi Yeong as President                         Mgmt          No vote

3.5    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           No vote
       PROPOSAL: elect 3 inside Directors nominated
       by largest shareholder, 1 inside Director nominated
       by second largest shareholder, 1 inside Director
       nominated by Jungseon County Governor, and
       1 inside Director nominated by Taebaek City
       Mayor

4.     Approve the total remuneration of the Inside              Mgmt          No vote
       Directors and the Outside Directors




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE GROUP LTD, SYDNEY NSW                                                             Agenda Number:  701647197
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q57085104
    Meeting Type:  AGM
    Meeting Date:  23-Jul-2008
          Ticker:
            ISIN:  AU000000MQG1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report, the Directors'              Non-Voting    No vote
       report and the Auditor's report of Macquarie
       for the YE 31 MAR 2008

2.     Adopt the remuneration report of Macquarie for            Mgmt          No vote
       the YE 31 MAR 2008

3.     Re-elect Dr. H.M. Nugent as a voting Director             Mgmt          No vote
       of Macquarie

4.     Elect Dr. J.R. Niland as a voting Director of             Mgmt          No vote
       Macquarie effective on the conclusion of this
       meeting

5.     Elect Mr. P.M. Kirby as a voting Director effective       Mgmt          No vote
       on the conclusion of this meeting

6.     Approve the participation in the Macquarie group          Mgmt          No vote
       Employee Share Option Plan [Plan] as to maximum
       of 243,900 options, by Mr. NW Moore, Managing
       Director or, if Mr. Moore so elects, a controlled
       Company, as specified and acquisition accordingly
       by Mr. NW Moore or his controlled Company of
       options up to the stated maximum and, in consequence
       of exercise of those options, of ordinary shares
       of Macquarie, all in accordance with the terms
       of the plan and on the basis, as specified

7.     Approve to issue of up to 6,000,000 Macquarie             Mgmt          No vote
       convertible preference securities by Macquarie
       capital loans Management Limited [ABN 18 077
       595 012] [Issuer] as the responsible entity
       of the Macquarie CPS Trust, on the terms and
       conditions, as specified




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE INFRASTRUCTURE GROUP                                                              Agenda Number:  701720686
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q5701N102
    Meeting Type:  AGM
    Meeting Date:  22-Oct-2008
          Ticker:
            ISIN:  AU000000MIG8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS AGENDA IS FOR MACQUARIE             Non-Voting    No vote
       INFRASTRUCTURE TRUST (I)

S.1.a  Approve the amendments to the Constitution of             Mgmt          No vote
       the Macquarie Infrastructure Trust (I) to be
       made by supplement deed in the form tabled
       by the Chairman [as specified]

1.b    Approve, for all purposes, including Australian           Mgmt          No vote
       Stock Exchange Listing Rules 7.1 and 10.11,
       the issue of securities in Macquarie Infrastructure
       Group [MIG] [of which units in Macquarie Infrastructure
       Trust (I) are a component] to the responsible
       entity and Macquarie Investment Management
       [UK] Limited or a related body Corporate at
       a price per security determined in accordance
       with the Constitution of Macquarie Infrastructure
       Trust (I) in consideration of those entities
       applying subject to approval of the MIG Independent
       Directors, the base fee payable by MIG to them
       at the end of each calendar year quarter in
       each year whilst this approvals is in force
       as the subscription price for those new securities;
       subject to (a) the passing of a resolution
       by: the Members of Macquarie Infrastructure
       Trust (II); and the shareholders of Macquarie
       Infrastructure Group International Limited
       [MIGIL], in the same or substantially the same
       terms as the resolution; and (b) this approval
       being effective for performance fees paid or
       paid payable in respect of each FY up to and
       including the FY ending 30 SEP 2011

2.     Approve, for all purposes, including Australian           Mgmt          No vote
       Stock Exchange Listing Rules 7.1 and 10.11,
       the issue of securities in Macquarie Infrastructure
       Group [MIG] [of which units in Macquarie Infrastructure
       Trust (I) are a component] to the responsible
       entity and Macquarie Investment Management
       [UK] Limited or a related body Corporate at
       a price per security determined in accordance
       with the Constitution of Macquarie Infrastructure
       Trust (I) in consideration of those entities
       applying subject to approval of the MIG Independent
       Directors, the base fee payable by MIG to them
       at the end of each calendar year quarter in
       each year whilst this approvals is in force
       as the subscription price for those new securities;
       subject to (a) the passing of a resolution
       by: the Members of Macquarie Infrastructure
       Trust (II); and the shareholders of Macquarie
       Infrastructure Group International Limited
       [MIGIL], in the same or substantially the same
       terms as the resolution; and (b) this approval
       being effective for performance fees paid or
       paid payable in respect of each FY up to and
       including the FY ending 30 SEP 2011

       PLEASE NOTE THAT THIS AGENDA IS FOR MACQUARIE             Non-Voting    No vote
       INFRASTRUCTURE TRUST (II)

S.1.a  Approve the amendments to the Constitution of             Mgmt          No vote
       the Macquarie Infrastructure Trust (II) to
       be made by supplement deed in the form tabled
       by the Chairman [as specified]

1.b    Approve, for all purposes, including Australian           Mgmt          No vote
       Stock Exchange Listing Rules 7.1 and 10.11
       the issued of Securities in Macquarie Infrastructure
       Group [MIG] [of which units in Macquarie Infrastructure
       Trust (II) are a component] to the responsible
       entity and Macquarie Investment Management
       [UK] Limited or a related body Corporate at
       a price per Stapled Securities determined in
       accordance with the Constitution of Macquarie
       Infrastructure Trust (I) in consideration of
       those entities applying subject to approval
       of the MIG Independent Directors, the base
       fee payable by MIG to them at the end of each
       calendar year quarter in each year whilst this
       approvals is in force as the subscription price
       for those new securities; subject to (a) the
       passing of a resolution by: the Members of
       Macquarie Infrastructure Trust (I); and the
       shareholders of Macquarie Infrastructure Group
       International Limited [MIGIL], in the same
       or substantially the same terms as the resolution;
       and (b) this approval being effective for performance
       fees paid or paid payable in respect of each
       FY up to and including the FY ending 30 SEP
       2011

2.     Approve, for all purposes, including Australian           Mgmt          No vote
       Stock Exchange Listing Rules 7.1 and 10.11
       the issued of Securities in Macquarie Infrastructure
       Group [MIG] [of which units in Macquarie Infrastructure
       Trust (II) are a component] to the responsible
       entity and Macquarie Investment Management
       [UK] Limited or a related body Corporate at
       a price per Stapled Securities determined in
       accordance with the Constitution of Macquarie
       Infrastructure Trust (I) in consideration of
       those entities applying subject to approval
       of the MIG Independent Directors, the base
       fee payable by MIG to them at the end of each
       calendar year quarter in each year whilst this
       approvals is in force as the subscription price
       for those new securities; subject to (a) the
       passing of a resolution by: the Members of
       Macquarie Infrastructure Trust (I); and the
       shareholders of Macquarie Infrastructure Group
       International Limited [MIGIL], in the same
       or substantially the same terms as the resolution;
       and (b) this approval being effective for performance
       fees paid or paid payable in respect of each
       FY up to and including the FY ending 30 SEP
       2011

       PLEASE NOTE THAT THIS AGENDA IS FOR MACQUARIE             Non-Voting    No vote
       INFRASTRUCTURE GROUP INTERNATIONAL LIMITED
       [MIGIL]

1.     Receive the accounts and reports of the Directors'        Mgmt          No vote
       and the Auditor's of the Company for the YE
       30 JUN 2008

2.     Appoint PricewaterhouseCoopers as the Auditors            Mgmt          No vote
       of the Company and authorize the Directors
       to determine their remuneration

3.     Re-elect Mr. Jeffery Conyers as Director of               Mgmt          No vote
       the Company

4.     Approve, for all purposes, including Australian           Mgmt          No vote
       Stock Exchange Listing Rules 7.1 and 10.11,
       the issued of securities in Macquarie Infrastructure
       Group [MIG] [of which units in Macquarie Infrastructure
       Group International Limited are a component]
       to the responsible entity and Macquarie Investment
       Management [UK] Limited or a related body Corporate
       at a price per Stapled Securities determined
       in accordance with the Bye-laws of Macquarie
       Infrastructure Group International Limited
       in consideration of those entities applying,
       subject to approval of the MIG Independent
       Directors, the base fee payable by MIG to them
       at the end of each calendar year quarter in
       each year whilst this approvals is in force
       as the subscription price for those new securities;
       subject to: (a) the passing of a resolution
       by: the Members of Macquarie Infrastructure
       Trust (I); and the Members of Macquarie Infrastructure
       Trust (II), in the same or substantially the
       same terms as the resolution; and (b) this
       approval being effective for base fees paid
       or paid payable in respect of each calendar
       quarter up to and including the Calendar quarter
       ending 30 SEP 2011

5.     Approve, for all purposes, including Australian           Mgmt          No vote
       Stock Exchange Listing Rules 7.1 and 10.11,
       the issued of securities in Macquarie Infrastructure
       Group [MIG] [of which units in Macquarie Infrastructure
       Group International Limited are a component]
       to the responsible entity and Macquarie Investment
       Management [UK] Limited or a related body Corporate
       at a price per Stapled Securities determined
       in accordance with the Bye-laws of Macquarie
       Infrastructure Group International Limited
       in consideration of those entities applying,
       subject to approval of the MIG Independent
       Directors, the base fee payable by MIG to them
       at the end of each calendar year quarter in
       each year whilst this approvals is in force
       as the subscription price for those new securities;
       subject to: (a) the passing of a resolution
       by: the Members of Macquarie Infrastructure
       Trust (I); and the Members of Macquarie Infrastructure
       Trust (II), in the same or substantially the
       same terms as the resolution; and (b) this
       approval being effective for base fees paid
       or paid payable in respect of each calendar
       quarter up to and including the Calendar quarter
       ending 30 SEP 2011




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE KOREA INFRASTRUCTURE FD                                                           Agenda Number:  701715609
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y53643105
    Meeting Type:  EGM
    Meeting Date:  07-Nov-2008
          Ticker:
            ISIN:  KR7088980008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING            Non-Voting    No vote
       OPTION FOR THIS MEETING. THANK YOU.

1.     Re-elect the Corporate Director                           Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE MEDIA GROUP, SYDNEY NSW                                                           Agenda Number:  701716182
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q5704Q136
    Meeting Type:  AGM
    Meeting Date:  29-Oct-2008
          Ticker:
            ISIN:  AU000000MMG0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting    No vote
       MACQUARIE MEDIA HOLDINGS LTD [MMHL]. THANK
       YOU.

       To receive and consider the financial report              Non-Voting    No vote
       of MMHL and the Directors' report and the Auditor's
       report, for the FYE 30 JUN 2008

1.     Adopt the remuneration report included in MMHL's          Mgmt          No vote
       Directors' report for the FYE 30 JUN 2008

2.     Re-elect Mr. Anthony Edward Bell as a Director            Mgmt          No vote
       of MMHL

3.     Approve, for all purposes, including ASX Listing          Mgmt          No vote
       Rule 7.4, to issues of stapled securities [including
       shares in MMIHL] which have occurred in the
       12 months prior to the date of this meeting

4.     Approve, for all purposes, including for the              Mgmt          No vote
       purposes of Listing Rules 7.1 and 10.11, to
       issues of shares in MMHL that occur during
       the 3 year period commencing 29 OCT 2008 to
       Macquarie Media Management Limited [or its
       related body Corporate nominee] ["MMML"] as
       Manager to MMHL under the Management Services
       Agreement in consideration of MMML applying,
       subject to the approval of the MMG Independent
       Directors, the base fees or performance fees
       [if any] payable by MMG to MMML at the end
       of each calendar quarter in each year whilst
       this approval is in force in payment of the
       subscription price for those new securities

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting    No vote
       MACQUARIE MEDIA INTERNATIONAL LTD [MMIL]. THANK
       YOU.

1.     Receive and adopt the financial report of MMIL            Mgmt          No vote
       and the Directors' report and the Auditor's
       report, for the FYE 30 JUN 2008

2.     Re-appoint PricewaterhouseCoopers as the Auditor          Mgmt          No vote
       of MMIL and authorize the Directors to determine
       the Auditor's remuneration

3.     Re-appoint Mr. E. Michael Leverock as a Director          Mgmt          No vote
       of MMIL

4.     Approve, for all purposes, including ASX Listing          Mgmt          No vote
       Rule 7.4, to issues of stapled securities [including
       shares in MMIL] that have occurred in the 12
       months prior to the date of this meeting

5.     Approve, for all purposes, including for the              Mgmt          No vote
       purposes of Listing Rules 7.1 and 10.11, to
       issues of shares in MMIL that occur during
       the 3 year period commencing 29 OCT 2008 to
       Macquarie Media Management Limited [or its
       related body Corporate nominee] ["MMML"] as
       Manager to MMIL under the Management Services
       Agreement in consideration of MMML applying,
       subject to the approval of the MMG Independent
       Directors, the base fees or performance fees
       [if any] payable by MMG to MMML at the end
       of each calendar quarter in each year whilst
       this approval is in force in payment of the
       subscription price for those new securities
       and that authorization be given to the Directors
       to undertake all such matters as may be required
       to give effect to such issues

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting    No vote
       MACQUARIE MEDIA TRUST [MMT]. THANK YOU.

S.1    Approve, for all purposes, including ASX Listing          Mgmt          No vote
       Rule 7.4 and ASIC Class Order 05/26, to issues
       of stapled securities [including units in MMT]
       which have occurred in the 12 months prior
       to the date of this meeting

2.     Approve, for all purposes, including for the              Mgmt          No vote
       purposes of Listing Rules 7.1 and 10.11, to
       issues of shares in MMI that occur during the
       3 year period commencing 29 OCT 2008 to Macquarie
       Media Management Limited [or its related body
       Corporate nominee] ["MMML"] as responsible
       entity to MMT under the Constitution of MMT
       in consideration of MMML applying, subject
       to the approval of the MMG Independent Directors,
       the base fees or performance fees [if any]
       payable by MMG to MMML at the end of each calendar
       quarter in each year whilst this approval is
       in force in payment of the subscription price
       for those new securities




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE MEDIA GROUP, SYDNEY NSW                                                           Agenda Number:  701833902
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q5704Q136
    Meeting Type:  MIX
    Meeting Date:  14-Apr-2009
          Ticker:
            ISIN:  AU000000MMG0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BELOW RESOLUTION IS FOR MACQUARIE        Non-Voting    No vote
       MEDIA HOLDINGS LIMITED [MMHL]. THANK YOU.

1.     Approve, subject to the passing of a resolution           Mgmt          No vote
       by the Members of MMT in respect of corresponding
       buy-backs of ordinary units stapled to MMHL
       ordinary shares, in accordance with Section
       257C of the Corporations Act 2001 the Members
       of MMHL authorize and approve; [a] MMHL to
       undertake buy-backs of up to 66,956,521 of
       its ordinary shares under off-market tender
       buy-back agreements and on-market buy-back
       agreements on the terms as specified; and [b]
       each agreement entered on those terms during
       the 12 months commencing on the date of this
       Resolution to the extent that: (1) approval
       of such buy-back agreements is required under
       Section 257C of the Corporations Act; and (2)
       the number of ordinary shares in MMHL bought
       back under such buy-back agreements does not
       exceed 86,956,521, this authorization and approval
       in additional to any further ordinary share
       that remain to be bought back by MMHL under
       the on-market buy-back announced on 17 DEC
       2008 of up to 10% of the smallest number of
       MMG securities on issue in the 12 months preceding
       that date

       PLEASE NOTE THAT BELOW RESOLUTION IS FOR MACQUARIE        Non-Voting    No vote
       MEDIA TRUST [MMT]. THANK YOU.

1.     Approve, subject to the passing of a Resolution           Mgmt          No vote
       by the Members of MMHL in respect of corresponding
       buy-backs of ordinary shares stapled to MMT
       ordinary units, in accordance with Section
       601 KH of the Corporations Act 2001 [as inserted
       by ASIC class order 07/422] and relevant ASIC
       relief the Members of MMT authorize and approve;
       [a] MMML as responsible entity of MMT to undertake
       buy-backs of up to 86,956,521 of ordinary units
       of MMT under off-market tender buy-back agreements
       and on-market buy-back agreements on the terms
       as specified; and [b] each agreement entered
       on those terms during the 12 months commencing
       on the date of this resolution to the extent
       that; (1) approval of such buy-back agreements
       is required under section 601 KH of the Corporations
       Act [as inserted by ASIC class order 07/422]
       and relevant ASIC relief; and (2) the number
       of ordinary units of MMT bought back under
       such buy-back agreements does not exceed 86,956,521,
       this authorization and approvals is an addition
       to any further ordinary units in MMT that remain
       to bought back by MMML as responsible entity
       of MMT under the on-market buy-back announced
       on 17 DEC 2008 of up to 10% of the smallest
       number of MMG securities on issue in the 12
       months preceding that date




--------------------------------------------------------------------------------------------------------------------------
 MIDLAND HOLDINGS LTD                                                                        Agenda Number:  701687711
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4491W100
    Meeting Type:  SGM
    Meeting Date:  18-Sep-2008
          Ticker:
            ISIN:  BMG4491W1001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the new Share Option Scheme [the "2008            Mgmt          No vote
       Share Option Scheme", the rules of which are
       summarized in the circular dated 26 AUG 2008
       of the Company ["Circular"] and contained in
       the document marked "A" produced to the meeting
       and for the purposes of identification, signed
       by the Chairman of the meeting] to be adopted
       by Midland IC&I Limited and authorize the Directors
       of the Company to do all such acts and to enter
       in to all such transactions, arrangements and
       agreements as may be necessary or expedient
       in order to give full effect to the 2008 Share
       Option Scheme




--------------------------------------------------------------------------------------------------------------------------
 PHILIPPINE LONG DISTANCE TEL CO MEDIUM TERM NTS BOOK ENTRY                                  Agenda Number:  701905436
--------------------------------------------------------------------------------------------------------------------------
        Security:  718252109
    Meeting Type:  AGM
    Meeting Date:  09-Jun-2009
          Ticker:
            ISIN:  PH7182521093
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 558382 DUE TO RECEIPT OF PAST RECORD DATE.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       Call to order                                             Non-Voting    No vote

       Certification of service of notice and quorum             Non-Voting    No vote

       President report                                          Non-Voting    No vote

1.     Approve the audited financial statement for               Mgmt          No vote
       the FYE 31 DEC 2008

2.1    Elect Rev. Fr. Bienvenido F. Nebres, S.J. as              Mgmt          No vote
       an Independent Director

2.2    Elect Mr. Oscar S. Reyes as an Independent Director       Mgmt          No vote

2.3    Elect Mr. Pedro E. Roxas as an Independent Director       Mgmt          No vote

2.4    Elect Mr. Alfred V. TY as an Independent Director         Mgmt          No vote

2.5    Elect Mr. Donald G. Dee as a Director                     Mgmt          No vote

2.6    Elect Ms. Helen Y. Dee as a Director                      Mgmt          No vote

2.7    Elect Atty. Ray C. Espinosa as a Director                 Mgmt          No vote

2.8    Elect Mr. Tatsu Kono as a Director                        Mgmt          No vote

2.9    Elect Mr. Takashi Ooi as a Director                       Mgmt          No vote

2.10   Elect Mr. Napoleon L. Nazareno as a Director              Mgmt          No vote

2.11   Elect Mr. Manuel V. Pangilinan as a Director              Mgmt          No vote

2.12   Elect Mr. Albert F. Del Rosario as a Director             Mgmt          No vote

2.13   Elect Mr. Tony Tan Caktiong as a Director                 Mgmt          No vote

       Other business                                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 POWERTECH TECHNOLOGY INC                                                                    Agenda Number:  701972398
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7083Y103
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  TW0006239007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2008 business operations                              Non-Voting    No vote

A.2    The 2008 audited reports                                  Non-Voting    No vote

A.3    The status of assets impairment                           Non-Voting    No vote

B.1    Receive the 2008 business reports and financial           Mgmt          No vote
       statements

B.2    Approve the 2008 profit distribution proposed             Mgmt          No vote
       cash dividend: TWD 3 per share

B.3    Approve to issue new shares from retained earnings;       Mgmt          No vote
       proposed stock dividend: 50 for 1,000 shares
       held

B.4    Approve to revise the procedures of asset acquisition     Mgmt          No vote
       or disposal

B.5    Approve to revise the procedures of trading               Mgmt          No vote
       derivatives

B.6    Approve to revise the procedures of monetary              Mgmt          No vote
       loans

B.7    Approve to the revise the procedures of endorsement       Mgmt          No vote
       and guarantee

B.8    Extraordinary motions                                     Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 PUBLIC BANK BHD                                                                             Agenda Number:  701805941
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y71497104
    Meeting Type:  AGM
    Meeting Date:  25-Feb-2009
          Ticker:
            ISIN:  MYL1295OO004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements for              Mgmt          No vote
       the FYE 31 DEC 2008 and the reports of the
       Directors and the Auditors thereon

2.     Approve the payment of a final cash dividend              Mgmt          No vote
       of 25% less 25% income tax [Final Cash Dividend]
       and the distribution of a share dividend on
       the basis of 1 PBB treasury share listed and
       quoted as Local on the Main Board of Bursa
       Malaysia Securities Berhad for every 35 ordinary
       shares of MYE 1.00 each held in PBB, fractions
       of treasury shares to be disregarded [Share
       Dividend], in respect of the FYE 31 DEC 2008
       as recommended by the Directors

3.     Re-elect Tan Sri Dato' Sri Tay Ah Lek as a Director,      Mgmt          No vote
       who retires by rotation pursuant to Article
       111 of the Company's Articles of Association

4.     Re-elect Dato' Haji Abdul Aziz Bin Omar as a              Mgmt          No vote
       Director, who retires by rotation pursuant
       to Article 111 of the Company's Articles of
       Association

5.     Re-elect Mr. Quah Poh Keat, who retires pursuant          Mgmt          No vote
       to Article 109 of the Company's Articles of
       Association

6.     Re-appoint Tan Sri Dato' Sri Dr. Teh Hong Piow            Mgmt          No vote
       as a Director of the Company, who retires pursuant
       to Section 129 of the Companies Act 1965 to
       hold office until the next AGM

7.     Re-appoint Mr. Tan Sri Dato' Thong Yaw Hong               Mgmt          No vote
       as a Director of the Company, who retires pursuant
       to Section 129 of the Companies Act 1965 to
       hold office until the next AGM

8.     Re-appoint Dato' Dr. Haji Mohamed Ishak Bin               Mgmt          No vote
       Haji Mohamed Ariff as a Director of the Company,
       who retires pursuant to Section 129 of the
       Companies Act 1965 to hold office until the
       next AGM

9.     Approve the payment of the Directors' fees of             Mgmt          No vote
       MYR 1,142,083.00 for the FYE 31 DEC 2008

10.    Re-appoint Messrs. KPMG as the Auditors of the            Mgmt          No vote
       Company for the FYE 31 DEC 2009 and authorize
       the Directors to fix the Auditors' remuneration

11.    Authorize the Directors, pursuant to Section              Mgmt          No vote
       132D of the Companies Act 1965, to issue shares
       in the Company at any time and upon such terms
       and conditions and for such purposes as the
       Directors may, in their absolute discretion,
       deem fit provided that the aggregate number
       of shares to be issued does not exceed 10%
       of the issued and paid-up share capital of
       the Company for the time being, subject always
       to the approvals of the relevant regulatory
       authorities; [Authority expires at the conclusion
       of the next AGM]

12.    Authorize the Company, subject to the Companies           Mgmt          No vote
       Act, 1965, the Memorandum and Articles of Association
       of the Company and the requirements of Bank
       Negara Malaysia, Bursa Malaysia Securities
       Berhad [Bursa Securities] and any other relevant
       authorities, to purchase such number of ordinary
       shares of MYR 1.00 each in PBB as may be determined
       by the Directors from time to time through
       Bursa Securities upon such terms and conditions
       as the Directors may deem fit in the interest
       of the Company provided that the aggregate
       number of shares purchased pursuant to this
       resolution does not exceed 10% of the total
       issued and paid-up share capital of the Company;
       and approve to allot the amount not exceeding
       PBB's total audited retained profits and share
       premium account at the time of purchase by
       PBB for the Proposed Share Buy-Back, based
       on the latest audited financial statements
       of PBB as at 31 DEC 2008, the retained profits
       and the share premium account of PBB amounted
       to approximately MYR 1,133,277,000 [after deducting
       the Financial Cash Dividend of MYR 629,180,000]
       and the share MYR 1,439,601,000 [after deducting
       the Share Dividend]; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or an ordinary resolution passed
       by the shareholders of the Company in a general
       meeting]; and authorize the Directors to act
       and to take all steps and do all things as
       they may deem necessary or expedient in order
       to implement, finalize and give full effect
       to the Proposed Share Buy-Back and to decide
       in their absolute discretion to either retain
       the ordinary shares of MYR 1.00 each in PBB
       purchased by PBB pursuant to the Proposed Share
       Buy-Back as treasury shares to be either distributed
       as share dividends or resold on Bursa Securities
       or subsequently cancelled, or to cancel the
       shares so purchased, or a combination of both




--------------------------------------------------------------------------------------------------------------------------
 S1 CORPORATION, SEOUL                                                                       Agenda Number:  701820359
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y75435100
    Meeting Type:  AGM
    Meeting Date:  13-Mar-2009
          Ticker:
            ISIN:  KR7012750006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING            Non-Voting    No vote
       OPTION IN KOREA. THANK YOU.

1.     Approve the financial statements                          Mgmt          No vote

2.     Approve to change the Articles of Incorporation           Mgmt          No vote

3.     Elect the Director                                        Mgmt          No vote

4.     Elect the Auditor                                         Mgmt          No vote

5.     Approve the remuneration limit for the Director           Mgmt          No vote

6.     Approve the remuneration limit for the Auditor            Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE EXCHANGE LTD                                                                      Agenda Number:  701700494
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y79946102
    Meeting Type:  EGM
    Meeting Date:  03-Oct-2008
          Ticker:
            ISIN:  SG1J26887955
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company, for               Mgmt          No vote
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 [the Companies Act],
       to purchase or otherwise acquire issued ordinary
       shares in the capital of the Company [Shares]
       not exceeding in aggregate the maximum 10%
       of the total number of issued shares, at such
       price or prices as may be determined by the
       Directors from time to time up to the maximum
       price; i) in the case of a market purchase
       of a share, 105% of the average closing price
       of the shares and ii) in the case of an off-market
       purchase of a share, 110% of the average closing
       price of the shares, whether by way of: i)
       market purchase(s) on the Singapore Exchange
       Securities Trading Limited [SGX-ST] transacted
       through the QUEST-ST trading system and/or
       any other securities exchange on which the
       Shares may for the time being be listed and
       quoted [Other Exchange]; and/or; ii) off-market
       purchase(s) [if effected otherwise than on
       the SGX-ST or, as the case may be, Other Exchange]
       in accordance with any equal access Scheme(s)
       as may be determined or formulated by the Directors
       as they consider fit, which scheme(s) shall
       satisfy all the conditions prescribed by the
       Companies Act, and otherwise in accordance
       with all other laws and regulations and rules
       of the SGX-ST or, as the case may be, Other
       Exchange as may for the time being be applicable
       [the Share Purchase Mandate]; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the date of the next AGM
       of the Company as required by Law to be held];
       and authorize the Directors of the Company
       and/or any of them to complete and do all such
       acts and things [including executing such documents
       as may be required] as they and/or he may consider
       expedient or necessary to give effect to the
       transactions contemplated and/or authorized
       by this Resolution




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE EXCHANGE LTD                                                                      Agenda Number:  701700507
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y79946102
    Meeting Type:  AGM
    Meeting Date:  03-Oct-2008
          Ticker:
            ISIN:  SG1J26887955
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          No vote
       the Audited Financial Statements for the FYE
       30 JUN 2008 with the Auditor's report thereon

2.     Re-appoint Mr. Joseph Yuvaraj Pillay, as a Director       Mgmt          No vote
       of the Company to hold such office from the
       date of this AGM until the next AGM of the
       Company, pursuant to Section 153(6) of the
       Companies Act, Chapter 50 of Singapore

3.     Re-elect Mr. Hsieh Fu Hua, retiring by rotation           Mgmt          No vote
       under Article 99A of the Company's Articles
       of Association [the Articles]

4.     Re-elect Mr. Loh Boon Chye retiring by rotation           Mgmt          No vote
       under Article 99A of the Articles

5.     Re-elect Mr. Ng Kee Choe retiring by rotation             Mgmt          No vote
       under Article 99A of the Articles

6.     Re-elect Mr. Lee Hsien Yang as a Director, retiring       Mgmt          No vote
       by rotation under Article 99A of the Articles
       [Mr. Lee will, upon re-election as a Director,
       remain as Chairman of the Audit Committee and
       will be considered independent for the purposes
       of Rule 704(8) of the Listing Manual of the
       Singapore Exchange Securities Trading Limited]

7.     Declare a net final [tax exempt one-tier] dividend        Mgmt          No vote
       of SGD 0.29 per share for the FYE 30 JUN 2008
       [FY2007: SGD 0.30 per share]

8.     Approve the sum of SGD 587,500 to be paid to              Mgmt          No vote
       Mr. Joseph Yuvaraj Pillay as Director's fees
       for the FYE 30 JUN 2008 [FY2007: Nil; increase
       of SGD 587,500] [as specified]

9.     Approve the sum of SGD 1,074,250 to be paid               Mgmt          No vote
       to all Directors [other than Mr. Joseph Yuvaraj
       Pillay] as Directors' fees for the FYE 30 JUN
       2008 [FY2007: SGD 767,800; increase of SGD
       306,450] [as specified]

10.    Approve the sum of up to SGD 790,000 to be paid           Mgmt          No vote
       to Mr. Joseph Yuvaraj Pillay as Director's
       fees for the FYE 30 JUN 2009 [FY2008: SGD 587,500;
       increase of up to SGD 202,500] [as specified]

11.    Approve the sum of up to SGD 1,200,000 to be              Mgmt          No vote
       paid to all Directors [other than Mr. Joseph
       Yuvaraj Pillay] as Directors' fees for the
       FYE 30 JUN 2009 [FY2008: SGD 1,074,250; increase
       of up to SGD 125,750] [as specified]

12.    Re-appoint Messrs PricewaterhouseCoopers as               Mgmt          No vote
       the Auditors of the Company and authorize the
       Directors to fix their remuneration

13.    Authorize the Directors of the Company to: a)             Mgmt          No vote
       i) issue shares in the capital of the Company
       [shares] whether by way of rights, bonus or
       otherwise; and/or ii) make or grant offers,
       agreements or options [collectively, Instruments]
       that might or would require shares to be issued,
       including but not limited to the creation and
       issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into shares, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and b) [notwithstanding
       the authority conferred by this Resolution
       may have ceased to be in force] issue shares
       in pursuance of any instrument made or granted
       by the Directors while this Resolution was
       in force, provided that: 1) the aggregate number
       of shares to be issued pursuant to this Resolution
       [including shares to be issued in pursuance
       of instruments made or granted pursuant to
       this Resolution] does not exceed 50 %of the
       total number of issued shares [excluding treasury
       shares] in the capital of the Company [as calculated
       in accordance with sub-paragraph (2) as specified],
       of which the aggregate number of shares to
       be issued other than on a pro rata basis to
       shareholders of the Company [including shares
       to be issued in pursuance of instruments made
       or granted pursuant to this Resolution] does
       not exceed 10 % of the total number of issued
       shares [excluding treasury shares] in the capital
       of the Company [as calculated in accordance
       with sub-paragraph (2) as specified]; 2) [subject
       to such manner of calculation as may be prescribed
       by the Singapore Exchange Securities Trading
       Limited [SGX-ST]] for the purpose of determining
       the aggregate number of shares that may be
       issued under sub-paragraph (1) above, the percentage
       of issued shares shall be based on the total
       number of issued shares [excluding treasury
       shares] in the capital of the Company at the
       time this Resolution is passed, after adjusting
       for: i) new shares arising from the conversion
       or exercise of any convertible securities or
       share options or vesting of share awards which
       are outstanding or subsisting at the time this
       Resolution is passed; and ii) any subsequent
       bonus issue or consolidation or subdivision
       of shares; 3) in exercising the authority conferred
       by this Resolution, the Company shall comply
       with the provisions of the Listing Manual of
       the SGX-ST for the time being in force [unless
       such compliance has been waived by the Monetary
       Authority of Singapore] and the Articles of
       Association for the time being of the Company;
       and 4) [unless revoked or varied by the Company
       in GM] the Authority conferred by this Resolution
       shall continue in force until the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by law to be held, whichever is the earlier

14.    Authorize the Directors of the Company to grant           Mgmt          No vote
       awards in accordance with the provisions of
       the SGX Performance Share Plan and to allot
       and issue from time to time such number of
       ordinary shares in the capital of the Company
       as may be required to be issued pursuant to
       the exercise of options under the SGX Share
       Option Plan and/or such number of fully-paid
       shares as may be required to be issued pursuant
       to the vesting of awards under the SGX Performance
       Share Plan, provided that the aggregate number
       of new shares to be issued pursuant to the
       SGX Share Option Plan and the SGX Performance
       Share Plan shall not exceed 10 % of the total
       number of issued ordinary shares [excluding
       treasury shares] in the capital of the Company
       from time to time

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE PRESS HLDGS LTD                                                                   Agenda Number:  701775441
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7990F106
    Meeting Type:  AGM
    Meeting Date:  04-Dec-2008
          Ticker:
            ISIN:  SG1P66918738
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 519228 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Receive and adopt the Directors' report and               Mgmt          No vote
       the audited accounts for the FYE 31 AUG 2008

2.     Declare a final dividend of 9 cents and a special         Mgmt          No vote
       dividend of 10 cents, on a tax-exempt [one-tier]
       basis, in respect of the FYE 31 AUG 2008

3.i    Re-appoint Mr. Ngiam Tong Dow as a Director               Mgmt          No vote
       of the Company, pursuant to Section 153(6)
       of the Companies Act, Chapter 50 of Singapore
       [the Companies Act], to hold such office from
       the date of this AGM until the next AGM of
       the Company

3.ii   Re-appoint Mr. Yong Pung How as a Director of             Mgmt          No vote
       the Company, pursuant to Section 153(6) of
       the Companies Act, to hold such office from
       date of this AGM until the next AGM of the
       Company

4.i    Re-elect Mr. Cham Tao Soon as a Director, who             Mgmt          No vote
       retires in accordance with the Company's Articles
       of Association

4.ii   Re-elect Mr. Chan Heng Loon Alan as a Director,           Mgmt          No vote
       who retires in accordance with the Company's
       Articles of Association

4.iii  Re-elect Mr. Sum Soon Lim as a Director, who              Mgmt          No vote
       retires in accordance with the Company's Articles
       of Association

5.     Approve the Directors' fees of SGD 983,000                Mgmt          No vote

6.     Appoint the Auditors and authorize the Directors          Mgmt          No vote
       to fix their remuneration

7.     Transact any other business                               Mgmt          No vote

8.i    Authorize the Directors of the Company, pursuant          Mgmt          No vote
       to Section 161of the Companies Act, Chapter
       50 and the listing Rules of the Singapore Exchange
       Securities Trading Limited [the SGX-ST], and
       subject to the provisions of the newspaper
       and printing presses Act, Chapter 206, to:
       issue shares in the capital of the Company
       whether by way of rights, bonus or otherwise;
       and/or make or grant offers, agreements or
       options [collectively, Instruments] that might
       or would require shares to be issued, including
       but not limited to the creation and issue of
       [as well as adjustments to] warrants, debentures
       or other instruments convertible into shares,
       at any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors may in their absolute discretion
       deem fit; and [notwithstanding that the authority
       conferred by this resolution may have ceased
       to be in force] issue shares in pursuance of
       any instrument made or granted by the Directors
       while this resolution is in force, provided
       that: 1) the aggregate number of shares to
       be issued pursuant to this resolution [including
       shares to be issued in pursuance of Instruments
       made or granted pursuant to this resolution]
       does not exceed 50% of the issued shares in
       the capital of the Company [as calculated in
       accordance with sub-paragraph (2) below], of
       which the aggregate number of shares to be
       issued other than on a pro rata basis to shareholders
       of the Company [including shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this resolution] does not exceed
       20% of the total number of issued shares in
       the capital of the Company [as calculated in
       accordance with sub-paragraph (2) below]; 2)
       [subject to such manner of calculation and
       adjustments as may be prescribed by the SGX-ST]
       for the purpose of determining the aggregate
       number of shares that may be issued under sub-paragraph
       (1), the percentage of issued shares shall
       be based on the total number of issued shares
       in the capital of the Company at the time this
       resolution is passed, after adjusting for:
       new shares arising from the conversion or exercise
       of any convertible securities or share options
       or vesting of share awards which are outstanding
       or subsisting at the time this resolution is
       passed; and any subsequent bonus issue, consolidation
       or subdivision of shares; 3) in exercising
       the authority conferred by this resolution,
       the Company shall comply with the provisions
       of the listing manual of the SGX-ST for the
       time being in force [unless such compliance
       has been waived by the SGX-ST] and the Articles
       of Association for the time being of the Company;
       and 4) [unless revoked or varied by the Company
       in general meeting] [authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the date by which the next AGM
       of the Company is required by Law to be held]

8.ii   Authorize the Directors to grant awards in accordance     Mgmt          No vote
       with the provisions of the SPH Performance
       Share Plan [the 'SPH Performance Share Plan']
       and to allot and issue such number of ordinary
       shares in the capital of the Company ['Ordinary
       Shares'] as may be required to be delivered
       pursuant to the vesting of awards under the
       SPH Performance Share Plan, provided that the
       aggregate number of new ordinary shares to
       be allotted and issued and/or to be allotted,
       when aggregated with existing ordinary shares
       [including Ordinary Shares held in treasury]
       delivered and/or to be delivered, pursuant
       to the Singapore Press Holdings Group (1999)
       Share Option Scheme and the SPH Performance
       Share Plan, shall not exceed 10% of the total
       number of issued Ordinary Shares from time
       to time

8.iii  Authorize the Directors of the Company, for               Mgmt          No vote
       the purposes of Sections 76C and 76E of the
       Companies Act, to purchase or otherwise acquire
       issued ordinary shares not exceeding in aggregate
       the maximum limit [as specified], at such price
       or prices as may be determined by the Directors
       of the Company from time to time up to the
       maximum price [as specified] whether by way
       of: market purchases(s) on the SGX-ST; and/or
       off-market purchase(s) (if effected otherwise
       than on the SGX-ST) in accordance with any
       equal access scheme(s) as may be determined
       or formulated by the Directors as they consider
       fit, which scheme(s) shall satisfy all the
       conditions prescribed by the Companies Act,
       and otherwise in accordance with all other
       Laws and regulations and rules of the SGX-ST
       as may for the time being be applicable; [Authority
       expires the earlier of the next AGM of the
       Company or the date of the next AGM of the
       Company is required by the Law to be held];
       to complete and do all such acts and things
       [including executing such documents as may
       be required] as they and/or he may consider
       expedient or necessary to give effect to the
       transactions contemplated and/or authorize
       by this resolution




--------------------------------------------------------------------------------------------------------------------------
 SMRT CORPORATION LTD, SINGAPORE                                                             Agenda Number:  701643923
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8077D105
    Meeting Type:  AGM
    Meeting Date:  11-Jul-2008
          Ticker:
            ISIN:  SG1I86884935
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          No vote
       audited financial statements for the FYE 31
       MAR 2008 together with the Auditors' report
       thereon

2.     Declare a final [tax exempt one-tier] dividend            Mgmt          No vote
       of 6.00 cents per share for the FYE 31 MAR
       2008

3.     Approve the sum of SGD 515,530 as Directors'              Mgmt          No vote
       fees for the FYE 31 MAR 2008

4.A    Re-elect Mr. Paul Ma Kah Woh who is retiring              Mgmt          No vote
       in accordance with Article 94 of the Company's
       Articles of Association

4.B    Approve the retirement of Mr. Edmund Koh Kian             Mgmt          No vote
       Chew and Ms. Engelin Teh Guek Ngor who are
       retiring in accordance with Article 94 of the
       Company's Articles of Association

5.A    Re-elect Mr. Dilhan Pillay Sandrasegara as a              Mgmt          No vote
       Director, who retires in accordance with Article
       100 of the Company's Articles of Association

5.B    Re-elect Mdm Halimah Yacob as a Director, who             Mgmt          No vote
       retires in accordance with Article 100 of the
       Company's Articles of Association

6.     Re-appoint Messrs. KPMG as the Auditors of the            Mgmt          No vote
       Company and authorize the Directors to fix
       their remuneration

7.1    Authorize the Directors, to allot and issue               Mgmt          No vote
       shares in the Company [Shares] whether by way
       of rights, bonus or otherwise; and/or make
       or grant offers, agreements or options, [collectively,
       instruments] that might or would require shares
       to be issued, including but not limited to
       the creation and issue of [as well as adjustments
       to] warrants, debentures or other instruments
       convertible into shares, and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and [notwithstanding
       the authority conferred by this resolution
       may have ceased to be in force] issue shares
       in pursuance of any instrument made or granted
       by the Directors while this resolution was
       in force, provided that: the aggregate number
       of shares to be issued pursuant to this resolution
       [including shares to be issued in pursuance
       of instruments made or granted pursuant to
       this resolution] does not exceed 50% of the
       issued share capital of the Company, of which
       the aggregate number of shares to be issued
       other than on a pro rata basis to shareholders
       of the Company [including shares to be issued
       in pursuance of instruments made or granted
       pursuant to this resolution] does not exceed
       10% of the total number of issued shares excluding
       treasury shares of the Company [as calculated
       in accordance with sub-paragraph (2) below];
       [subject to such manner of calculation as may
       be prescribed by the Singapore Exchange Securities
       Trading Limited [SGX-ST]] for the purpose of
       determining the aggregate number of shares
       that may be issued, the percentage of issued
       share capital shall be based on the issued
       share capital of the Company at the time of
       passing of this resolution after adjusting
       for new shares arising from the conversion
       or exercise of any convertible securities or
       share options or vesting of share awards which
       are outstanding or subsisting at the time of
       the passing of this resolution; and any subsequent
       consolidation or subdivision of shares; in
       exercising the authority conferred by this
       resolution, the Company shall comply with the
       provisions of the Listing Manual of the SGX-ST
       for the time being in force [unless such compliance
       has been waived by the SGX-ST] and the Articles
       of Association for the time being of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by law to be held]

7.2    Authorize the Directors to grant awards in accordance     Mgmt          No vote
       with the provisions of the SMRT Corporation
       Restricted Share Option Plan [SMRT RSP] and/or
       the SMRT Corporation Performance Share Plan
       [SMRT PSP] [the SMRT RSP and SMRT PSP, together
       the Share Plans]; and b) allot and issue from
       time to time such number of ordinary shares
       of in the capital of the Company as may be
       required to be issued pursuant to the exercise
       of the options under the SMRT Corporation Employee
       Share Option Plan [SMRT ESOP] and/or such number
       of fully paid ordinary shares as may be required
       to be issued pursuant to the vesting of awards
       under the SMRT RSP and/or SMRT PSP, provided
       always that the aggregate number of ordinary
       shares to be issued pursuant to the share plans
       and the SMRT ESOP shall not exceed 15% of the
       issued shares excluding treasury shares, of
       the Company from time to time

8.     Authorize the Company, its subsidiaries and               Mgmt          No vote
       associated Companies that are entities at risk
       [as that term is used in chapter 9], or any
       of them, for the purpose of Chapter 9 of the
       Listing Manual of the Singapore Exchange Securities
       Trading Limited [SGX-ST] [Chapter 9], to enter
       into any of the transactions falling within
       the types of interested person transactions,
       as specified, provided that such transactions
       are made on normal commercial terms and in
       accordance with the review procedures for such
       interested person transactions; and authorize
       the Directors of the Company to complete and
       do all such acts and things [including executing
       all such documents as may be required] as they
       may consider expedient or necessary or in the
       interests of the Company to give effect to
       the general mandate and/or this resolution;
       [Authority expires at the conclusion of the
       next AGM of the Company]

9.     Authorize the Directors of the Company, for               Mgmt          No vote
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 of Singapore [Companies
       Act] and in accordance with all other laws
       and regulations and rules of Singapore Exchange
       Securities Trading Limited [SGX-ST], to purchase
       or otherwise acquire ordinary shares in the
       capital of the Company [Shares] not exceeding
       in aggregate the Prescribed Limit [as specified],
       not exceeding in aggregate 10 % of the issued
       ordinary share capital of the Company, by way
       of on-market purchases on the Singapore Exchange
       Securities Trading Limited [SGX-ST] and/or
       off-market purchases effected otherwise than
       on the SGX-ST in accordance with any equal
       access scheme(s) which satisfies the conditions
       prescribed by the Act, at a price of up to
       105% of the average of the closing market prices
       of a shares in the case of an on-market share
       purchase and a price up to 120% of such average
       closing price in case of off-market purchase
       [Share Purchase Mandate ]; [Authority expires
       the earlier of the date on which the next AGM
       of the Company is held or the date by which
       the next AGM of the Company is required by
       law to be held]; and authorize the Directors
       to complete and do all such acts and things
       [including executing such documents as may
       be required] as they may consider expedient
       or necessary to give effect to the transactions
       contemplated by this resolution

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 STANDARD CHARTERED PLC, LONDON                                                              Agenda Number:  701867547
--------------------------------------------------------------------------------------------------------------------------
        Security:  G84228157
    Meeting Type:  AGM
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  GB0004082847
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report and accounts                           Mgmt          No vote

2.     Declare a final dividend of 42.32 US Cents per            Mgmt          No vote
       ordinary share

3.     Approve the Directors' remuneration report                Mgmt          No vote

4.     Re-elect Mr. Jamie F. T. Dundas as a Non-Executive        Mgmt          No vote
       Director

5.     Re-elect Mr. Rudolph H. P. Markham as a Non-Executive     Mgmt          No vote
       Director

6.     Re-elect Ms. Ruth Markland as a Non-Executive             Mgmt          No vote
       Director

7.     Re-elect Mr. Richard H. Meddings as an Executive          Mgmt          No vote
       Director

8.     Re-elect Mr. John W. Peace as a Non-Executive             Mgmt          No vote
       Director

9.     Elect Mr. Steve Bertamini  who was appointed              Mgmt          No vote
       as an Executive Director

10.    Elect Mr. John G. H. Paynter who was appointed            Mgmt          No vote
       as an Non-Executive Director

11.    Re-appoint KPMG Audit Plc as the Auditors of              Mgmt          No vote
       the Company

12.    Approve to set the Auditors' fees                         Mgmt          No vote

13.    Authorize the Company and its Subsidiaries to             Mgmt          No vote
       make EU Political Donations to Political Parties
       or Independent Election Candidates, to Political
       Organizations Other than Political Parties
       and Incur EU Political Expenditure up to GBP
       100,000

14.    Approve to increase the authorized share capital          Mgmt          No vote

15.    Authorize the Board to issue equity with Rights           Mgmt          No vote
       up to GBP 316,162,105.50 [Relevant Authorities
       and Share Dividend Scheme] and additional amount
       of GBP 632,324,211 [Rights Issue] after deducting
       any securities issued under the relevant authorities
       and Share Dividend Scheme

16.    Approve to extend the Directors' authority to             Mgmt          No vote
       issue equity with pre-emptive rights up to
       aggregate nominal amount of USD 189,697,263
       pursuant to Paragraph A of Resolution 15 to
       include the shares repurchased by the Company
       under authority granted by Resolution 18

S.17   Grant authority for the issue of equity or equity-linked  Mgmt          No vote
       securities without pre-emptive rights up to
       aggregate nominal amount of USD 47,424,315.50

s.18   Grant authority to buyback 189,697,263 ordinary           Mgmt          No vote
       shares for market purchase

s.19   Grant authority to buyback for market purchase            Mgmt          No vote
       of 477,500 Preference Shares of 5.00 US Cents
       and 195,285,000 Preference Shares of GBP 1.00

s.20   Adopt the new Articles of Association                     Mgmt          No vote

s.21   Approve to call a general meeting other than              Mgmt          No vote
       AGM on not less than 14 clear days' notice

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF AND AMOUNTS. IF YOU
       HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
       NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 SUN HUNG KAI PROPERTIES LTD                                                                 Agenda Number:  701731451
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y82594121
    Meeting Type:  AGM
    Meeting Date:  04-Dec-2008
          Ticker:
            ISIN:  HK0016000132
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          No vote
       the reports of the Directors and the Auditors
       for the YE 30 JUN 2008

2.     Declare the final dividend                                Mgmt          No vote

3.I.A  Re-elect Madam Kwong Siu-Hing as a Director               Mgmt          No vote

3.I.B  Re-elect Dr. Cheung Kin-Tung, Marvin as a Director        Mgmt          No vote

3.I.C  Re-elect Dr. Lee Shau-Kee as a Director                   Mgmt          No vote

3.I.D  Re-elect Mr. Kwok Ping-Sheung, Walter as a Director       Mgmt          No vote

3.I.E  Re-elect Mr. Kwok Ping-Luen, Raymond as a Director        Mgmt          No vote

3.I.F  Re-elect Mr. Chan Kai-Ming as a Director                  Mgmt          No vote

3.I.G  Re-elect Mr. Wong Yick-Kam, Michael as a Director         Mgmt          No vote

3.I.H  Re-elect Mr. Wong Chik-Wing, Mike as a Director           Mgmt          No vote

3.II   Approve to fix the Directors' fees [the proposed          Mgmt          No vote
       fees to be paid to each Director, each Vice
       Chairman and the Chairman for the FY ending
       30 JUN 2009 are HKD100,000, HKD110,000 and
       HKD120,000 respectively]

4.     Re-appoint the Auditors and authorize the Board           Mgmt          No vote
       of Directors to fix their remuneration

5.     Authorize the Directors of the Company [the               Mgmt          No vote
       Directors] during the relevant period to repurchase
       shares of the Company and the aggregate nominal
       amount of the shares which may be repurchased
       on The Stock Exchange of Hong Kong Limited
       or any other stock exchange recognized for
       this purpose by the Securities and Futures
       Commission of Hong Kong and The Stock Exchange
       of Hong Kong Limited under the Hong Kong Code
       on Share Repurchases pursuant to the approval
       in this resolution shall not exceed 10% of
       the aggregate nominal amount of the share capital
       of the Company in issue at the date of passing
       this resolution; [Authority expires at the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by its Articles of Association or
       by the laws of Hong Kong to be held]

6.     Authorize the Directors, subject to this resolution,      Mgmt          No vote
       to allot, issue and deal with additional shares
       in the capital of the Company and to make or
       grant offers, agreements, options and warrants
       which might require during and after the end
       of the relevant period and the aggregate nominal
       amount of share capital allotted or agreed
       conditionally or unconditionally to be allotted
       [whether pursuant to an option or otherwise]
       by the Directors pursuant to the approval in
       this resolution, otherwise than pursuant to,
       i) a rights issue, ii) any option scheme or
       similar arrangement for the time being adopted
       for the grant or issue to Officers and/or Employees
       of the Company and/or any of its subsidiaries
       of shares or rights to acquire shares of the
       Company, iii) any scrip dividend or similar
       arrangement providing for the allotment of
       shares in lieu of the whole or part of a dividend
       on shares of the Company in accordance with
       the Articles of Association of the Company,
       shall not exceed the aggregate of: 10% ten
       per cent of the aggregate nominal amount of
       the share capital of the Company in issue at
       the date of passing this resolution plus; [if
       the Directors are so authorized by a separate
       ordinary resolution of the shareholders of
       the Company] the nominal amount of share capital
       of the Company repurchased by the Company subsequent
       to the passing of this resolution [up to a
       maximum equivalent to 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing this
       resolution], and the said approval shall be
       limited accordingly; [Authority expires at
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by its Articles of Association or
       by the laws of Hong Kong to be held]

7.     Authorize the Directors to exercise the powers            Mgmt          No vote
       of the Company referred to Resolution 6 convening
       this meeting in respect of the share capital
       of the Company referred to in such resolution




--------------------------------------------------------------------------------------------------------------------------
 SWIRE PAC LTD                                                                               Agenda Number:  701891726
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y83310105
    Meeting Type:  AGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  HK0019000162
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE. THANK YOU.

1.     Declare a final dividends                                 Mgmt          No vote

2.A    Re-elect Mr. C. D. Pratt as a Director                    Mgmt          No vote

2.B    Re-elect Mr. P. N. L. Chen as a Director                  Mgmt          No vote

2.C    Re-elect Mr. D. Ho as a Director                          Mgmt          No vote

2.D    Re-elect Mr. J. W. J. Hughes-Hallett as a Director        Mgmt          No vote

2.E    Re-elect Mr. C. K. M. Kwok as a Director                  Mgmt          No vote

2.F    Re-elect Mr. M. M. T. Yang as a Director                  Mgmt          No vote

2.G    Re-elect Mr. P. A. Kilgour as a Director                  Mgmt          No vote

2.H    Re-elect Mr. M. B. Swire as a Director                    Mgmt          No vote

3.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          No vote
       and authorize the Directors to fix their remuneration

4.     Authorize the Directors of the Company, during            Mgmt          No vote
       the relevant period to make on-market share
       repurchases [within the meaning of the code
       on share repurchases] the aggregate nominal
       amount of any class of the Company's shares
       which may be repurchased pursuant to the this
       resolution above shall not exceed 10 % of the
       aggregate nominal amount of the shares of that
       class in issue at the date of passing this
       Resolution; and [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Law to be held]

5.     Authorize the Directors of the Company, during            Mgmt          No vote
       the Relevant Period to allot, issue and deal
       with additional shares and to make or grant
       offers, agreements and options which will or
       might require the exercise of such powers during
       or after the end of the Relevant Period, the
       aggregate nominal amount of shares of any class
       allotted or agreed conditionally or unconditionally
       to be allotted [whether pursuant to an option
       or otherwise] by the Directors pursuant to
       the approval in this resolution, otherwise
       than pursuant to (i) a rights Issue or (ii)
       any scrip dividend or similar arrangement providing
       for the allotment of shares in lieu of the
       whole or part of a dividend on shares, shall
       not exceed the aggregate of 20 % of the aggregate
       nominal amount of the shares of that class
       in issue at the date of passing this Resolution
       provided that the aggregate nominal amount
       of the shares of any class so allotted [or
       so agreed conditionally or unconditionally
       to be allotted] pursuant to this resolution
       wholly for cash shall not exceed 5 % of the
       aggregate nominal amount of the shares of that
       class in issue at the date of passing this
       Resolution; and [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Law to be held]




--------------------------------------------------------------------------------------------------------------------------
 TABCORP HLDGS LTD                                                                           Agenda Number:  701712285
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q8815D101
    Meeting Type:  AGM
    Meeting Date:  23-Oct-2008
          Ticker:
            ISIN:  AU000000TAH8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To receive and consider the financial statements          Non-Voting    No vote
       and the reports of the Directors and the Auditor
       in respect of the YE 30 JUN 2008

2.A    Re-elect Ms. Paula Dwyer as a Director of the             Mgmt          No vote
       Company, retires in accordance with the constitution
       of the Company

2.B    Elect Mr. John O'Neill as a Director of the               Mgmt          No vote
       Company, retires in accordance with the constitution
       of the Company

2.C    Elect Mrs. Jane Hemstritch as a Director of               Mgmt          No vote
       the Company, retires in accordance with the
       constitution of the Company

2.D    Elect Mr. Brett Paton as a Director of the Company,       Mgmt          No vote
       retires in accordance with the constitution
       of the Company

3.     Adopt the remuneration report [which forms part           Mgmt          No vote
       of the Directors' report] in respect of the
       YE 30 JUN 2008

4.     Approve to grant the number of Performance Rights         Mgmt          No vote
       determined based on the formula 1,500,000 divided
       by the Fair Market Value of a performance right
       to the Managing Director and Chief Executive
       Officer of the Company, Mr. Elmer Funke Kupper,
       under the Tabcorp Long Term Performance Plan
       as specified




--------------------------------------------------------------------------------------------------------------------------
 TAIWAN MOBILE CO LTD                                                                        Agenda Number:  701977209
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y84153215
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  TW0003045001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2008 business operations                              Non-Voting    No vote

A.2    The 2008 audited reports                                  Non-Voting    No vote

A.3    The status of the 2008 local unsecured convertible        Non-Voting    No vote
       bonds

A.4    The status of buyback treasury stocks and conditions      Non-Voting    No vote
       of transferring to employees

A.5    The proposal of merger with Transasia Telecommunications  Non-Voting    No vote
       [unlisted]

A.6    Other presentations                                       Non-Voting    No vote

B.1    Approve the 2008 business reports                         Mgmt          No vote

B.2    Approve the 2008 profit distribution [proposed            Mgmt          No vote
       cash dividend: TWD 4.7 per share]

B.3    Approve to revise the Articles of Incorporation           Mgmt          No vote

B.4    Approve to revise the procedures of monetary              Mgmt          No vote
       loans, endorsement and guarantee

B.5    Other issues and extraordinary motions                    Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 TANJONG PLC                                                                                 Agenda Number:  701647971
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8668W116
    Meeting Type:  AGM
    Meeting Date:  17-Jul-2008
          Ticker:
            ISIN:  GB0008722323
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual report and the audited financial       Mgmt          No vote
       statements of the Company and of the Group
       for the YE 31 JAN 2008 and the reports of the
       Directors and the Auditors thereon

2.     Approve the Directors' remuneration report for            Mgmt          No vote
       the YE 31 JAN 2008 as set out on pages 51 to
       54 of the annual report

3.     Declare a final dividend of 34 sen gross per              Mgmt          No vote
       share less Malaysian income tax at 25% in respect
       of the YE 31 JAN 2008

4.     Re-elect Mr. Dato' Robert Cheim Dau Meng as               Mgmt          No vote
       a Director of the Company, pursuant to Article
       74 of the Articles of Association, who retires
       by rotation in accordance with Articles 76
       and 77 of the Company's Articles of Association

5.     Re-elect Mr. Dato' Larry Gan Nyap Liou @ Gan              Mgmt          No vote
       Nyap Liow as a Director of the Company, pursuant
       to Article 74 of the Articles of Association,
       who retires by rotation in accordance with
       Articles 76 and 77 of the Company's Articles
       of Association

6.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          No vote
       Auditors of the Company and authorize the Directors
       to set their remuneration

7.     Authorize the Directors, to allot relevant securities     Mgmt          No vote
       [Section 80 of the Companies Act 1985 of Great
       Britain] up to an aggregate nominal amount
       of GBP 3,024,420.90; [Authority expires at
       the conclusion of the next AGM of the Company];
       and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.8    Authorize the Directors, subject to the passing           Mgmt          No vote
       of Resolution 7, pursuant to Section 95 of
       the Companies Act 1985 of Great Britain, to
       allot equity securities [Section 94 of the
       said Act] for cash pursuant to the authority
       conferred by Resolution 7 and/or where such
       allotment constitutes an allotment of equity
       securities by virtue of Section 94(3A) of the
       said Act, disapplying the statutory pre-emption
       rights [Section 89(1) of the Act], provided
       that this power is limited to the allotment
       of equity securities: i) in connection with
       a rights issue, open offer or any other pre-emptive
       offer or a scrip dividend alternative in favor
       of ordinary shareholders [excluding any shareholder
       holding shares as treasury shares; and ii)
       up to an aggregate nominal amount of GBP 3,024,420.90;
       [Authority expires at the Company's next AGM];
       and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.9    Adopt the Articles of Association produced to             Mgmt          No vote
       the meeting and initialed by the Chairman of
       the meeting for the purpose of identification,
       as the Articles of Association of the Company
       in substitution for, and to the exclusion of,
       the existing Articles of Association




--------------------------------------------------------------------------------------------------------------------------
 TATA CHEMICALS LTD                                                                          Agenda Number:  701666717
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y85478116
    Meeting Type:  AGM
    Meeting Date:  04-Aug-2008
          Ticker:
            ISIN:  INE092A01019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited profit and loss             Mgmt          No vote
       account for the YE 31 MAR 2008, the balance
       sheet as at that date, together with the reports
       of the Board of the Directors and the Auditors
       thereon

2.     Declare a dividend on ordinary shares                     Mgmt          No vote

3.     Re-appoint Mr. Ratan N. Tata as a Director,               Mgmt          No vote
       who retires by rotation

4.     Re-appoint Mr. Nusli N. Wadia as a Director,              Mgmt          No vote
       who retires by rotation

5.     Appoint Messrs. Deloitte Haskins & Sells, Chartered       Mgmt          No vote
       Accountants [in place of the retiring Auditors
       Messrs S.B. Billimoria & Co.] and Messrs. N.M.
       Raiji & Co., Chartered Accountants, as the
       Auditors of the Company subject to the provision
       of Sections 224, 225 and other applicable provisions,
       if any, of the Companies Act, 1956, to hold
       office from the conclusion of this AGM up to
       the conclusion of the next AGM of the Company;
       approve to examine and audit the accounts of
       the Company for the FY 2008-2009, at such remuneration
       as may be mutually agreed between the Board
       of Directors of the Company and the Auditors,
       plus service tax, out-of-pocket and traveling
       expenses, etc

6.     Appoint Dr. M.S. Ananth as a Director of the              Mgmt          No vote
       Company

S.7    Approve, pursuant to the provision of Section             Mgmt          No vote
       309 and other applicable provisions, if any,
       of the Companies Act, 1956, the payment and
       distribution of a sum not exceeding 1% per
       annum of the net profits of the Company calculated
       in accordance with the provisions of Sections
       198, 349, and 350 of the Companies Act, 1956,
       by way of commission to and amongst the Directors
       of the Company who are neither in the whole-time
       employment of the Company nor Managing/Executive
       Director/s in such amounts or proportions and
       in such payments shall be made for a period
       of 5 years commencing 01 APR 2008 and authorize
       the Board of Directors of the Company to take
       such steps as may be necessary, desirable or
       expedient to give effect to this resolution

8.     Authorize the Board of Directors of the Company,          Mgmt          No vote
       pursuant to Section 293(1)(d) and other applicable
       provisions, if any, of the Companies Act, 1956,
       to borrow, from time to time, any sums of money,
       which together with the moneys already borrowed
       by the Company [apart from temporary loans
       obtained from the Company's bankers in the
       ordinary course of business] may exceed the
       aggregate of the paid up capital of the Company
       and its fee reserves, that is to say reserves
       not set apart for any specific purpose, provided
       that the total amount of moneys so borrowed
       shall not, at any time exceed the limit of
       INR 5,500 crores and the Board to do all such
       acts, deeds and things, to execute all such
       documents, instruments and writings as may
       be required

9.     Authorize the Board of Directors of the Company           Mgmt          No vote
       [the Board], pursuant to Section 293(1)(a)
       and other applicable provisions, if any, of
       the Companies Act, 1956, to create such charges,
       mortgages and hypothecations in addition to
       the existing charges, mortgages and hypothecations
       created by the Company, on such movable and
       immovable properties, both present and future,
       and in such manner as the Board may deem fit,
       together with power to take over the Management
       and concern of the Company in certain events
       in favour of Banks/Financial Institutions,
       Insurance Companies, other lending/investing
       agencies or bodies [hereinafter collectively
       referred to as Lenders], their agents and trustees
       provided that the total amount of loans together
       with the interest thereon, additional interest,
       compound interest, liquidated damages, commitment
       charges, premia on pre-payment or on redemption,
       costs, charges, expenses and all other moneys
       payable by the Company in respect of the said
       loans, shall not, at any time exceed the limit
       of INR 5,500 crores and the Board to do all
       such acts, deeds and things, to execute all
       such documents, instruments and writings as
       may be required and to delegate all or any
       of its powers herein conferred to a Committee
       constituted by the Board and/or any Member
       of such Committee with power to the said Committee
       to sub-delegates its powers to any of its Members




--------------------------------------------------------------------------------------------------------------------------
 TECO ELEC & MACHY LTD                                                                       Agenda Number:  701972451
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8563V106
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  TW0001504009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    To report the 2008 business operations                    Non-Voting    No vote

A.2    To report the audited reports                             Non-Voting    No vote

A.3    To report the status of investment for 2008               Non-Voting    No vote

A.4    To report the status of endorsement, guarantee            Non-Voting    No vote
       and monetary loans

A.5    To report the status of buyback treasury stock            Non-Voting    No vote

B.1    Approve the 2008 business reports and financial           Mgmt          No vote
       statements

B.2    Approve the 2008 profit distribution, proposed            Mgmt          No vote
       cash dividend: TWD 0.5 per share

B.3    Approve to revise the Articles of Incorporation           Mgmt          No vote

B.4    Approve to revise the procedures of monetary              Mgmt          No vote
       loans

B.5    Approve to revise the procedures of endorsement           Mgmt          No vote
       and guarantee

B61.1  Elect Mr. Theodore M. H. Huang, Shareholder               Mgmt          No vote
       No: 49 as a Director

B61.2  Elect Mr. Fred P. C. Huang, Shareholder No:               Mgmt          No vote
       122 as a Director

B61.3  Elect Mr. John C. T. Huang, Shareholder No:               Mgmt          No vote
       7623 as a Director

B61.4  Elect Mr. Hsien Sheng Kuo, Shareholder No: 103            Mgmt          No vote
       as a Director

B61.5  Elect Yaskawa Electric Corporation/Shareholder            Mgmt          No vote
       No: 300021, representative: Mr. Masao Kito
       as a Director

B61.6  Elect Tong Ho Global Investment Company Limited/ShareholderMgmt          No vote
       No: 167061, representative: Mr. C. K. Liu as
       a Director

B61.7  Elect Jung Gi Investment Company Limited/Shareholder      Mgmt          No vote
       No: 83646, representative: Mr. Emilie Sun as
       a Director

B61.8  Elect Mao Yang Company Limited/Shareholder No:            Mgmt          No vote
       110364, representative: Mr. Yung Hsiang Chang
       as a Director

B61.9  Elect Creative Sensor, Incorporation, Shareholder         Mgmt          No vote
       No: 367160, representative: Mr. S.C. Lin as
       a Director

B6110  Elect Lien Chang Electronic Enterprise Company            Mgmt          No vote
       Limited, Shareholder No: 367193, representative:
       Mr. Sophia Chiu as a Director

B6111  Elect Kuang Yuan Industrial Company Limited/Shareholder   Mgmt          No vote
       No: 15700, representative: Mr. Chung Te Chang
       as a Director

B62.1  Elect Tong Kuang Investment Company Limited/Shareholder   Mgmt          No vote
       No: 16234, representative: Mr. Po Yuan Wang
       as a Supervisor

B62.2  Elect Tong Kuang Investment Company Limited/Shareholder   Mgmt          No vote
       No: 16234, representative: Mr. Hsin Yi Lin
       as a Supervisor

B.7    Approve the proposal to release the prohibition           Mgmt          No vote
       on the Directors from participation in competitive
       business

B.8    Extraordinary motions                                     Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 THE LINK REAL ESTATE INVESTMENT TRUST                                                       Agenda Number:  701652578
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5281M111
    Meeting Type:  AGM
    Meeting Date:  29-Jul-2008
          Ticker:
            ISIN:  HK0823032773
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To note the audited financial statements of               Non-Voting    No vote
       The Link Real Estate Investment Trust [The
       Link REIT] together with the Auditors' report
       for the FYE 31 MAR 2008

2.     To note the appointment of the Auditors of The            Non-Voting    No vote
       Link REIT and the fixing of their remuneration

3.A    Re-appoint Mr. Ian David Murray ROBINS, Director          Mgmt          No vote
       of The Link Management Limited, as a Manager
       of the Link REIT [the Manager], who retires
       pursuant to Article 121 of the Articles of
       Association of the Manager

3.B    Re-appoint Mr. Ian Keith GRIFFITHS, Director              Mgmt          No vote
       of The Link Management Limited, as a Manager
       of the Link REIT [the Manager], who retires
       pursuant to Article 121 of the Articles of
       Association of the Manager

3.C    Re-appoint Professor Richard WONG Yue Chim,               Mgmt          No vote
       Director of The Link Management Limited, as
       a Manager of the Link REIT [the Manager], who
       retires pursuant to Article 121 of the Articles
       of Association of the Manager

4.A    Re-elect Dr. Patrick FUNG Yuk Bun as a Director           Mgmt          No vote
       of the Manager, who will retire by rotation
       pursuant to Article 125 of the Articles of
       Association of the Manager

4.B    Re-elect Mr. Stanley KO Kam Chuen as a Director           Mgmt          No vote
       of the Manager, who will retire by rotation
       pursuant to Article 125 of the Articles of
       Association of the Manager

5.     Authorize the Managers, to make on-market repurchase      Mgmt          No vote
       of the units of The Link REIT on the Stock
       Exchange of Hong Kong Limited, subject to and
       in accordance with the trust deed constituting
       The link REIT [the Trust Deed], the laws of
       Hong Kong, the Code on Real Estate Investment
       Trusts [ the REIT Code] and the guidelines
       issued by the Securities and Futures Commission
       of Hong Kong from time to time and the terms,
       not exceeding 10% of the total number of units
       of The Link REIT in issue at the date of passing
       this resolution, as specified; [Authority expires
       the earlier at the conclusion of the next AGM
       of The Link REIT or the expiration of the period
       within which the next AGM of the Company is
       to be held by Trust Deed, the REIT Code or
       any applicable law of Bermuda]




--------------------------------------------------------------------------------------------------------------------------
 UNI-PRESIDENT ENTERPRISES CORP, YONGKANG CITY, TAINAN COUNTY                                Agenda Number:  701987767
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y91475106
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2009
          Ticker:
            ISIN:  TW0001216000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2008 business operations                              Non-Voting    No vote

A.2    The 2008 Audited reports                                  Non-Voting    No vote

A.3    The status of endorsement and guarantees                  Non-Voting    No vote

B.1    Approve the 2008 financial statements                     Mgmt          No vote

B.2    Approve the 2008 profit distribution; proposed            Mgmt          No vote
       cash dividend: TWD 0.44 per share

B.3    Approve to increase the investment quota in               Mgmt          No vote
       People's Republic of China

B.4    Approve the issuance of new shares from retained          Mgmt          No vote
       earnings; proposed stock dividend: 44 for 1,000
       shares held

B.5    Approve the proposal of capital injection to              Mgmt          No vote
       issue of new shares or the Global Depositary
       Receipt

B.6    Extraordinary motions                                     Mgmt          No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 UNITED OVERSEAS BK LTD                                                                      Agenda Number:  701891752
--------------------------------------------------------------------------------------------------------------------------
        Security:  V96194127
    Meeting Type:  EGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  SG1M31001969
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company, for               Mgmt          No vote
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 of Singapore [the
       Companies Act], to purchase or otherwise acquire
       issued ordinary shares in the capital of the
       Company [the Shares] not exceeding in aggregate
       the maximum limit [number of shares representing
       5% of the total number of issued shares [excluding
       any shares which are held as treasury shares]],
       at such price or prices as may be determined
       by the Directors of the Company from time to
       time up to the maximum price [in the case of
       a market purchase of a share, 105% of the average
       closing price of the shares; and in the case
       of an off-market purchase of a share pursuant
       to an equal access scheme, 110% of the average
       closing price of the shares], whether by way
       of: i) market purchase(s) on the Singapore
       Exchange Securities Trading Limited [SGX-ST];
       and/or ii) off-market purchase(s) [if effected
       otherwise than on SGX-ST] in accordance with
       any equal access Scheme(s) as may be determined
       or formulated by the Directors of the Company
       as they consider fit, which Scheme(s) shall
       satisfy all the conditions prescribed by the
       Companies Act, and otherwise in accordance
       with all other laws and regulations and rules
       of SGX-ST as may for the time being be applicable
       [the Share Purchase Mandate]; [Authority expires
       the earlier of the next AGM of the Company
       or the date on which the next AGM is required
       by law to be held]; authorize the Directors
       of the Company and/or any of them to complete
       and do all such acts and things [including
       executing such documents as may be required]
       as they and/or he may consider expedient or
       necessary to give effect to the transactions
       contemplated and/or authorized by this resolution




--------------------------------------------------------------------------------------------------------------------------
 UNITED OVERSEAS BK LTD                                                                      Agenda Number:  701896790
--------------------------------------------------------------------------------------------------------------------------
        Security:  V96194127
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  SG1M31001969
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial Statements, the Directors'          Mgmt          No vote
       report and the Auditors' report for the YE
       31 DEC 2008

2.     Declare a final one-tier tax-exempt dividend              Mgmt          No vote
       of 40 cents per ordinary share for the YE 31
       DEC 2008

3.     Approve the Directors' fees of SGD 912,500 for            Mgmt          No vote
       2008

4.     Approve the fee of SGD 2,500,000 to the Chairman          Mgmt          No vote
       of the Bank, Dr. Wee Cho Yaw, for the period
       from JAN 2008 to DEC 2008

5.     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          No vote
       of the Company and authorize the Directors
       to fix their remuneration

6.     Re-elect Mr. Wee Ee Cheong as a Director, pursuant        Mgmt          No vote
       to Section 153[6] of the Companies Act, Chapter
       50, to hold such office until the next AGM
       of the Company

7.     Re-elect Dr. Wee Cho Yaw as a Director, pursuant          Mgmt          No vote
       to Section 153[6] of the Companies Act, Chapter
       50, to hold such office until the next AGM
       of the Company

8.     Re-elect Professor Lim Pin as a Director, pursuant        Mgmt          No vote
       to Section 153[6] of the Companies Act, Chapter
       50, to hold such office until the next AGM
       of the Company

9.     Re-elect Mr. Ngiam Tong Dow as a Director, pursuant       Mgmt          No vote
       to Section 153[6] of the Companies Act, Chapter
       50, to hold such office until the next AGM
       of the Company

10.    Authorize the Directors, to issue ordinary shares         Mgmt          No vote
       in the capital of the Company [''shares'']
       whether by way of rights, bonus or otherwise;
       and/or (ii) make or grant offers, agreements
       or options [including options under the UOB
       1999 Share Option Scheme [the ''Scheme''] [collectively,
       ''Instruments''] that might or would require
       shares to be issued, including but not limited
       to the creation and issue of [as well as adjustments
       to] warrants, debentures or other instruments
       convertible into shares, at any time and upon
       such terms and conditions and for such purposes
       and to such persons as the Directors may in
       their absolute discretion deem fit; and (b)
       [notwithstanding the authority conferred by
       this Resolution may have ceased to be in force]
       issue shares in pursuance of any Instrument
       made or granted by the Directors while this
       resolution was in force, provided that: (1)
       the aggregate number of ordinary shares to
       be issued pursuant to this Resolution [including
       shares to be issued in pursuance of Instruments
       made or granted pursuant to this Resolution]
       does not exceed 50% of the total number of
       issued shares, excluding treasury shares, in
       the capital of the Company [as calculated in
       accordance with this resolution below], of
       which the aggregate number of shares to be
       issued other than on a pro-rata basis to shareholders
       of the Company [including shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this Resolution] does not exceed
       20 % of the total number of issued shares,
       excluding treasury shares, in the capital of
       the Company [as calculated in accordance with
       this resolution below); (2) [subject to such
       manner of calculation as may be prescribed
       by the Singapore Exchange Securities Trading
       Limited [''SGX-ST''] for the purpose of determining
       the aggregate number of shares that may be
       issued under this resolution above, the percentage
       of issued shares shall be based on the total
       number of issued shares, excluding treasury
       shares, in the capital of the Company at the
       time this Resolution is passed, after adjusting
       for: (i) new ordinary shares arising from the
       conversion or exercise of any convertible securities
       or share options or vesting of share awards
       which are outstanding or subsisting at the
       time this Resolution is passed; and (ii) any
       subsequent bonus issue, consolidation or sub-division
       of shares; (3) in exercising the authority
       conferred by this Resolution, the Company shall
       comply with the provisions of the Listing Manual
       of the SGX-ST for the time being in force [unless
       such compliance has been waived by the SGX-ST]
       and the Articles of Association for the time
       being of the Company; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the date by which the next AGM
       of the Company is required by law to be held]

11.    Authorize the Director, to allot and issue any            Mgmt          No vote
       of the preference shares referred to in the
       Articles 7A, 7B, 7C, 7D, 7E and/or 7F of the
       Articles of Association of the Company; and/or
       make or grant offers, agreements or options
       that might or would require the preference
       shares referred to in this resolution above
       to be issued, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit and [notwithstanding
       that the authority conferred by this Resolution
       may have ceased to be in force] to issue the
       preference shares referred to in this resolution
       above in connection with any offers, agreements
       or options made or granted by the Directors
       while this resolution was in force; to do all
       such things and execute all such documents
       as they may consider necessary or appropriate
       to give effect to this Resolution as they may
       deem fit; and [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the date by which the next AGM of the Company
       is required by law to be held]




--------------------------------------------------------------------------------------------------------------------------
 WISTRON CORP                                                                                Agenda Number:  701972211
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y96738102
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  TW0003231007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I.1    Business Report of Year 2008                              Non-Voting    No vote

I.2    Supervisors' Audit Report                                 Non-Voting    No vote

I.3    The Report regarding the revision of Rules and            Non-Voting    No vote
       Procedures of Board of Directors Meeting

IIA.1  Submitting [by the Board of Directors, "BOD"]             Mgmt          No vote
       the Company's business report and financial
       statements for year 2008 for ratification

IIA.2  Submitting [by the Board of Directors] the proposal       Mgmt          No vote
       for earnings distribution for Year 2008 for
       ratification.

IIA.3  Submitting [by the Board of Directors] a resolution       Mgmt          No vote
       that the Company increases capital by capitalization
       of the 2008 earnings distribution and issues
       new shares for discussion.

IIA.4  Submitting [by the Board of Directors] a proposal         Mgmt          No vote
       to amend certain part of the Company's Articles
       of Incorporation

IIA.5  Submitting [by the Board of Directors] a proposal         Mgmt          No vote
       to amend certain part of the Company's "Election
       Regulations of Directors and Supervisors".

III.1  Elect Mr. James K.F. Wu [Kuo-FengWu] for the              Mgmt          No vote
       fifth Board of Directors [including Independent
       Directors] of the Company

III.2  Elect Mr. John Hsuan [Min-ChihHsuan] for the              Mgmt          No vote
       fifth Board of Directors [including Independent
       Directors] of the Company

III.3  Elect Mr. Michael Tsai [Kuo-Chih Tsai] for the            Mgmt          No vote
       fifth Board of Directors [including Independent
       Directors] of the Company

III.4  Elect Mr. Victor C.J. Cheng [Chung-JenCheng]              Mgmt          No vote
       for the fifth Board of Directors [including
       Independent Directors] of the Company

III.5  Elect Mr. Simon Lin [Hsien-Ming Lin] for the              Mgmt          No vote
       fifth Board of Directors [including Independent
       Directors] of the Company

III.6  Elect Mr. Stan Shih [Chen-Jung Shih] for the              Mgmt          No vote
       fifth Board of Directors [including Independent
       Directors] of the Company

III.7  Elect Mr. Haydn Hsieh [hong-Po Hsieh] for the             Mgmt          No vote
       fifth Board of Directors [including Independent
       Directors] of the Company

III.8  Elect Mr. Philip Peng [Chin-Bing Peng] for the            Mgmt          No vote
       fifth Board of Directors [including Independent
       Directors] of the Company

III.9  Elect Mr. Robert Huang [Po-Tuan Huang] for the            Mgmt          No vote
       fifth Board of Directors [including Independent
       Directors] of the Company

IVB.6  Submitting [by the Board of Directors] a proposal         Mgmt          No vote
       to release the non-compete restriction of a
       Board of Director elected as an individual
       or as a legal representative.

IVB.7  Submitting [by the Board of Directors] a resolution       Mgmt          No vote
       to amend certain part of the Company's Procedures
       Governing Endorsement and Guarantee.

IVB.8  Submitting [by the Board of Directors] a resolution       Mgmt          No vote
       to amend certain part of the Company's Procedures
       Governing Loaning of Funds.

IVB.9  Submitting [by the Board of Directors] a resolution       Mgmt          No vote
       to amend certain part of the Company's Procedures
       of Assets Acquisition and Disposal.

IVB10  Submitting [by the Board of Directors] a resolution       Mgmt          No vote
       to amend certain part of the Company's Policies
       and Procedures Governing Foreign Exchange Risk
       Management of Financial Transactions.

IVB11  Submitting [by the Board of Directors] a resolution       Mgmt          No vote
       to amend certain part of the Company's Regulations
       for Long term and Short term Investment Management.

IVB12  Submitting [by the Board of Directors] a resolution       Mgmt          No vote
       for discussion regarding issuing Series A preferred
       shares by private placement to expand the operation
       scope and to bring strategic investors.

IVB13  Submitting [by the Board of Directors] a resolution       Mgmt          No vote
       for discussion on issuance of new shares for
       capital increase in cash up to 150,000,000
       common shares with the purpose to issue GDR
       for the funds needed for overseas material
       purchase

IVB14  Submitting [by the Board of Directors] a resolution       Mgmt          No vote
       for discussion regarding tax exemption from
       profit-enterprise income tax as the Company
       is qualified as new and developing important
       strategic industry after issuance of new shares
       from the capital increase by earnings recapitalization
       in Year 2006

IVB15  Submitting [by the Board of Directors] a resolution       Mgmt          No vote
       for discussion regarding tax exemption from
       profit-enterprise income tax as the Company
       is qualified as new and developing important
       strategic industry after issuance of new shares
       from the capital increase by earnings recapitalization
       in Year 2007and capital increase by cash injection
       in Year 2008.

V.     Extemporary Motion                                        Non-Voting    No vote

VI.    Adjournment                                               Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 ZHEJIANG EXPRESSWAY CO LTD                                                                  Agenda Number:  701850415
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9891F102
    Meeting Type:  AGM
    Meeting Date:  04-May-2009
          Ticker:
            ISIN:  CNE1000004S4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" ONLY FOR RESOLUTIONS
       1 TO 7. THANK YOU.

1.     Approve the report of the Directors for the               Mgmt          No vote
       year 2008

2.     Approve the report of the Supervisory Committee           Mgmt          No vote
       for the year 2008

3.     Approve the Audited financial statements for              Mgmt          No vote
       the year 2008

4.     Approve the final dividend of RMB 24 cents per            Mgmt          No vote
       share in respect of the YE 31 DEC 2008

5.     Approve the final accounts for the year 2008              Mgmt          No vote
       and the financial budget for the year 2009

6.     Re-appoint Deloitte Touche Tohmatsu Certified             Mgmt          No vote
       Public Accountants Hong Kong as the Hong Kong
       Auditors of the Company and authorize the Board
       of Directors of the Company to fix their remuneration

7.     Re-appoint Zhejiang Pan China Certified Public            Mgmt          No vote
       Accountants as the PRC Auditors of the Company
       and authorize the Board of Directors of the
       Company to fix their remuneration

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ZHEJIANG EXPWY CO LTD                                                                       Agenda Number:  701677772
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9891F102
    Meeting Type:  EGM
    Meeting Date:  22-Sep-2008
          Ticker:
            ISIN:  CNE1000004S4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Declare an interim dividend of RMB 7 cents per            Mgmt          No vote
       share in respect of the 6 months ended 30 JUN
       2008

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ZHEJIANG EXPWY CO LTD                                                                       Agenda Number:  701809381
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9891F102
    Meeting Type:  EGM
    Meeting Date:  27-Feb-2009
          Ticker:
            ISIN:  CNE1000004S4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 530278 DUE TO RECEIPT OF DIRECTORS AND SUPERVISORS
       NAMES. ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR "AGAINST" ONLY FOR ALL RESOLUTIONS.
       THANK YOU.

1.1.a  Elect Mr. Chen Jisong as a Director of the Company        Mgmt          No vote
       and approve his remuneration

1.1.b  Elect Mr. Zhan Xiaozhang as a Director of the             Mgmt          No vote
       Company and approve his remuneration

1.1.c  Elect Mr. Zhang Jingzhong as a Director of the            Mgmt          No vote
       Company and approve his remuneration

1.1.d  Elect Mr. Jiang Wenyao as a Director of the               Mgmt          No vote
       Company and approve his remuneration

1.2.a  Elect Ms. Zhang Luyun as a Non-Executive Director         Mgmt          No vote
       of the Company and approve her remuneration

1.2.b  Elect Ms. Zhang Yang as a Non-Executive Director          Mgmt          No vote
       of the Company and approve her remuneration

1.3.a  Elect Mr. Tung Chee Chen as a Independent Non-Executive   Mgmt          No vote
       Director of the Company and approve his remuneration

1.3.b  Elect Mr. Zhang Junsheng as a Independent Non-Executive   Mgmt          No vote
       Director of the Company and approve his remuneration

1.3.c  Elect Mr. Zhang Liping as a Independent Non-executive     Mgmt          No vote
       Director of the Company and approve his remuneration

2.1    Elect Mr. M.A. Kehua as a Supervisor of the               Mgmt          No vote
       Company and approve his remuneration

2.2.a  Elect Mr. Zheng Qihua as a Independent Supervisor         Mgmt          No vote
       of the Company and approve his remuneration

2.2.b  Elect Mr. Jiang Shaozhong as a Independent Supervisor     Mgmt          No vote
       of the Company and approve his remuneration

2.2.c  Elect Mr. Wu Yongmin as a Independent Supervisor          Mgmt          No vote
       of the Company and approve his remuneration

3.     Authorize the Board of Directors of the Company           Mgmt          No vote
       [the Board] to approve the Directors' service
       contracts, the Supervisors' service contracts
       and all other relevant documents and authorize
       any one Executive Director of the Company to
       sign such contracts and other relevant documents
       for and on behalf of the Company and to take
       all necessary actions in connection therewith



SPARX ASIA PACIFIC OPPORTUNITIES FUND
--------------------------------------------------------------------------------------------------------------------------
 ASX LIMITED                                                                                 Agenda Number:  701687874
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q0604U105
    Meeting Type:  AGM
    Meeting Date:  24-Sep-2008
          Ticker:
            ISIN:  AU000000ASX7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report, Directors' report           Non-Voting    No vote
       and Auditor's report for ASX and its controlled
       entities for the YE 30 JUN 2008

2.     Receive the financial report and the Auditor's            Non-Voting    No vote
       report for the National Guarantee Fund for
       the YE 30 JUN 2008

3.     Adopt the remuneration report for the YE 30               Mgmt          No vote
       JUN 2008

       PLEASE NOTE THAT ALTHOUGH THERE ARE 3 CANDIDATES          Non-Voting    No vote
       TO BE ELECTED AS DIRECTORS, THERE ARE ONLY
       2 VACANCIES AVAILABLE TO BE FILLED AT THE MEETING.
       THE STANDING INSTRUCTIONS FOR THIS MEETING
       WILL BE DISABLED AND, IF YOU CHOOSE, YOU ARE
       REQUIRED TO VOTE FOR ONLY 2 OF THE 3 DIRECTORS.
       THANK YOU.

4.a    Elect Mr. Stephen Mayne as a Director of ASX              Shr           No vote

4.b    Re-elect Mr. Russell Aboud as a Director of               Mgmt          No vote
       ASX, who retires by rotation

4.c    Re-elect Mr. Trevor Rowe as a Director of ASX,            Mgmt          No vote
       who retires by rotation

5.     Appoint PricewaterhouseCoopers as the Auditor             Mgmt          No vote
       of ASX to take effect from time at which the
       resignation of KPMG as the Auditor takes effect




--------------------------------------------------------------------------------------------------------------------------
 AUSTRALIA & NEW ZEALAND BANKING GROUP LTD, MELBOURNE VIC                                    Agenda Number:  701770819
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q09504137
    Meeting Type:  AGM
    Meeting Date:  18-Dec-2008
          Ticker:
            ISIN:  AU000000ANZ3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 519240 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Receive the annual report, financial report               Non-Voting    No vote
       and the reports of the Directors and the Auditor
       for the YE 30 SEP 2008

2.     Approve, purposes of ASX Listing Rules 7.1 and            Mgmt          No vote
       7.4, the issue or intended issue of the securities
       by the Company, as specified

3.     Adopt the remuneration report for the YE 30               Mgmt          No vote
       SEP 2008

4.     Grant 700,000 options to Mr. Michael Smith,               Mgmt          No vote
       the Managing Director and the Chief Executive
       Officer of the Company, on the terms as specified

5.     Approve to increase the maximum annual aggregate          Mgmt          No vote
       amount of the remuneration [within the meaning
       of the Company's Constitution] that Non-Executive
       Directors are entitled to be paid for their
       services as Directors out of the funds of the
       Company under rule 10.2(a) of the Constitution
       by AUD 500,000 and fixed at AUD 3,500,000

       PLEASE NOTE THAT ALTHOUGH THERE ARE 04 CANDIDATES         Non-Voting    No vote
       TO BE ELECTED AS DIRECTORS, THERE ARE ONLY
       03 VACANCIES AVAILABLE TO BE FILLED AT THE
       MEETING. THE STANDING INSTRUCTIONS FOR THIS
       MEETING WILL BE DISABLED AND, IF YOU CHOOSE,
       YOU ARE REQUIRED TO VOTE FOR ONLY 03 OF THE
       04 DIRECTORS. THANK YOU.

6.a    Elect Mr. R.J. Reeves as a Director                       Shr           No vote

6.b    Elect Mr. P.A.F. Hay as a Director, who retires           Mgmt          No vote
       in accordance with the Company's Constitution

6.c    Re-elect Mr. C.B. Goode as a Director, who retires        Mgmt          No vote
       in accordance with the Company's Constitution

6.d    Elect Ms. A.M. Watkins as a Director, who retires         Mgmt          No vote
       in accordance with the Company's Constitution

       Please note in reference to the ANZ Notice of             Non-Voting    No vote
       Meeting (Resolution number 2 - Approval of
       Securities Issue), any vote election on Item
       2, is confirmation that the beneficial shareholder
       has not or will not participate in the relevant
       issue of equity, to gain waiver from ASX Listing
       Rule 14.11.1




--------------------------------------------------------------------------------------------------------------------------
 BANGKOK BK PLC                                                                              Agenda Number:  701826844
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0606R119
    Meeting Type:  AGM
    Meeting Date:  10-Apr-2009
          Ticker:
            ISIN:  TH0001010014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the minutes of the 15th annual ordinary           Mgmt          No vote
       meeting of shareholders held on 11 APR 2008

2.     Acknowledge the report on the results of the              Mgmt          No vote
       operations for the year 2008 as presented in
       the annual report

3.     Acknowledge the report of the Audit Committee             Mgmt          No vote

4.     Approve the balance sheet and the profit and              Mgmt          No vote
       loss statement for the year 2008

5.     Approve the appropriation of profit and the               Mgmt          No vote
       payment of dividend for the year 2008

6.1    Elect Mr. Staporn Kavitanon as a Director, in             Mgmt          No vote
       place of those retiring by rotation

6.2    Elect Mr. Chartsiri Sophonpanich as a Director,           Mgmt          No vote
       in place of those retiring by rotation

6.3    Elect Mr. Deja Tulananda as a Director, in place          Mgmt          No vote
       of those retiring by rotation

6.4    Elect H.S.H. Prince Mongkolchaleam Yugala as              Mgmt          No vote
       a Director, in place of those retiring by rotation

6.5    Elect Mr. Suvarn Thansathit as a Director, in             Mgmt          No vote
       place of those retiring by rotation

6.6    Elect Mr. Amorn Chandarasomboon as a Director,            Mgmt          No vote
       in place of those retiring by rotation

7.     Acknowledge the Directors' remuneration                   Mgmt          No vote

8.     Appoint the Auditors and approve to determine             Mgmt          No vote
       the remuneration

9.     Amend the bank's Articles of Association                  Mgmt          No vote

10.    Other business                                            Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 BHARAT ELECTRONICS LTD                                                                      Agenda Number:  701710394
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0881Q117
    Meeting Type:  AGM
    Meeting Date:  29-Sep-2008
          Ticker:
            ISIN:  INE263A01016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive, approve and adopt the profit and loss            Mgmt          No vote
       account for the YE 31 MAR 2008 and the balance
       sheet as at that date and the reports of the
       Directors and the Auditors thereon

2.     Approve to confirm the interim dividend and               Mgmt          No vote
       declare final dividend on equity shares

3.     Re-appoint Mr. K.G. Ramachandran as a Director,           Mgmt          No vote
       who retires by rotation

4.     Re-appoint Prof. N. Balakrishnan as a Director,           Mgmt          No vote
       who retires by rotation

5.     Re-appoint Prof. S. Sadagopan as a Director,              Mgmt          No vote
       who retires by rotation

6.     Re-appoint Prof. Ashok Jhunjhunwala as a Director,        Mgmt          No vote
       who retires by rotation

7.     Appoint Mr. Gyanesh Kumar as a Director of the            Mgmt          No vote
       Company, pursuant to Section 257 of the Companies
       Act 1956, who retires by rotation




--------------------------------------------------------------------------------------------------------------------------
 BHP BILLITON LTD                                                                            Agenda Number:  701766769
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q1498M100
    Meeting Type:  AGM
    Meeting Date:  27-Nov-2008
          Ticker:
            ISIN:  AU000000BHP4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 508523 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Receive the financial statements for BHP Billiton         Mgmt          No vote
       Plc for the YE 30 JUN 2008, together with the
       Directors' report and the Auditor's report
       as specified in the annual report

2.     Receive the financial statements for BHP Billiton         Mgmt          No vote
       Limited for the YE 30 JUN 2008, together with
       the Directors' Report and the Auditor's Report
       as specified in the annual report

3.     Re-elect Mr. Paul M. Anderson as a Director               Mgmt          No vote
       of BHP Billiton Plc, who retires by rotation

4.     Re-elect Mr. Paul M. Anderson as a Director               Mgmt          No vote
       of BHP Billiton Limited, who retires by rotation

5.     Re-elect Mr. Don R. Argus as a Director of BHP            Mgmt          No vote
       Billiton Plc, in accordance with the Board's
       policy

6.     Re-elect Mr. Don R. Argus as a Director of BHP            Mgmt          No vote
       Billiton Limited, in accordance with the Board's
       policy

7.     Re-elect Dr. John G. S. Buchanan as a Director            Mgmt          No vote
       of BHP Billiton Plc, who retires by rotation

8.     Re-elect Dr. John G. S. Buchanan as a Director            Mgmt          No vote
       of BHP Billiton Limited, who retires by rotation

9.     Re-elect Mr. David A. Crawford as a Director              Mgmt          No vote
       of BHP Billiton Plc, in accordance with the
       Board's policy

10.    Re-elect Mr. David A. Crawford as a Director              Mgmt          No vote
       of BHP Billiton Limited, in accordance with
       the Board's policy

11.    Re-elect Mr. Jacques Nasser as a Director of              Mgmt          No vote
       BHP Billiton Plc, who retires by rotation

12.    Re-elect Mr. Jacques Nasser as a Director of              Mgmt          No vote
       BHP Billiton Limited, who retires by rotation

13.    Re-elect Dr. John M. Schubert as a Director               Mgmt          No vote
       of BHP Billiton Plc, who retires by rotation

14.    Re-elect Dr. John M. Schubert as a Director               Mgmt          No vote
       of BHP Billiton Limited, who retires by rotation

15.    Elect Mr. Alan L. Boeckmann as a Director of              Mgmt          No vote
       BHP Billiton Plc

16.    Elect Mr. Alan L. Boeckmann as a Director of              Mgmt          No vote
       BHP Billiton Limited

17.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           No vote
       PROPOSAL: Elect Mr. Stephen Mayne as a Director
       of BHP Billiton Plc

18.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           No vote
       PROPOSAL: Elect Mr. Stephen Mayne as a Director
       of BHP Billiton Limited

19.    Elect Dr. David R. Morgan as a Director of BHP            Mgmt          No vote
       Billiton Plc

20.    Elect Dr. David R. Morgan as a Director of BHP            Mgmt          No vote
       Billiton Limited

21.    Elect Mr. Keith C. Rumble as a Director of BHP            Mgmt          No vote
       Billiton Plc

22.    Elect Mr. Keith C. Rumble as a Director of BHP            Mgmt          No vote
       Billiton Limited

23.    Re-appoint KPMG Audit Plc as the Auditor of               Mgmt          No vote
       BHP Billiton Plc and authorize the Directors
       to agree their remuneration

24.    Approve to renew the authority and to allot               Mgmt          No vote
       relevant securities [Section 80 of the United
       Kingdom Companies Act 1985] conferred by the
       Directors by Article 9 of BHP Billiton Plc's
       Articles of Association for the period ending
       on the later of the AGM of BHP Billiton Plc
       and the AGM of BHP Billiton Limited in 2009
       [provided that this authority shall allow BHP
       Billiton Plc before the expiry of this authority
       to make offers or agreements which would or
       might require relevant securities to be allotted
       after such expiry and, notwithstanding such
       expiry, the Directors may allot relevant securities
       in pursuance of such offers or agreements],
       and for such period the Section 80 amount [under
       the United Kingdom Companies Act 1985] shall
       be USD 277,983,328

S.25   Approve to renew the authority and to allot               Mgmt          No vote
       equity securities [Section 94 of the United
       Kingdom Companies Act 1985] for cash conferred
       by the Directors by Article 9 of BHP Billiton
       Plc's Articles of Association for the period
       ending on the later of the AGM of BHP Billiton
       Plc and the AGM of BHP Billiton Limited in
       2009 [provided that this authority shall allow
       BHP Billiton Plc before the expiry of this
       authority to make offers or agreements which
       would or might require equity securities to
       be allotted after such expiry and, notwithstanding
       such expiry, the Directors may allot equity
       securities in pursuance of such offers or agreements],
       and for such period the Section 95 amount [under
       the United Kingdom Companies Act 1985] shall
       be USD 55,778,030

S.26   Authorize BHP Billiton Plc, in accordance with            Mgmt          No vote
       Article 6 of its Articles of Association and
       Section 166 of the United Kingdom Companies
       Act 1985, to make market purchases [Section
       163 of that Act] of ordinary shares of USD
       0.50 nominal value each in the capital of BHP
       Billiton Plc [Shares] provided that: a) the
       maximum aggregate number of shares authorized
       to be purchased will be 223,112,120, representing
       10% of BHP Billiton Plc's issued share capital;
       b) the minimum price that may be paid for each
       share is USD 0.50, being the nominal value
       of such a share; c) the maximum price that
       may be paid for any share is not more than
       5% the average of the middle market quotations
       for a share taken from the London Stock Exchange
       Daily Official List for the 5 business days
       immediately preceding the date of purchase
       of the shares; [Authority expires the earlier
       of 22 APR 2010 and the later of the AGM of
       BHP Billiton Plc and the AGM of BHP Billiton
       Limited in 2009 [provided that BHP Billiton
       Plc may enter into a contract or contracts
       for the purchase of shares before the expiry
       of this authority which would or might be completed
       wholly or partly after such expiry and may
       make a purchase of shares in pursuance of any
       such contract or contracts]

S27.1  Approve to reduce the share capital of BHP Billiton       Mgmt          No vote
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 30 APR 2009

S27.2  Approve to reduce the share capital of BHP Billiton       Mgmt          No vote
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 29 MAY 2009

S27.3  Approve to reduce the share capital of BHP Billiton       Mgmt          No vote
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 15 JUN 2009

S27.4  Approve to reduce the share capital of BHP Billiton       Mgmt          No vote
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 31 JUL 2009

S27.5  Approve to reduce the share capital of BHP Billiton       Mgmt          No vote
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 15 SEP 2009

S27.6  Approve to reduce the share capital of BHP Billiton       Mgmt          No vote
       Plc by the cancellation of all the issued paid
       up shares of USD 0.50 nominal value each held
       by BHP Billiton Limited on 30 NOV 2009

28.    Approve the remuneration report for the YE 30             Mgmt          No vote
       JUN 2008

29.    Approve, for all purposes, the BHP Billiton               Mgmt          No vote
       Plc Group Incentive Scheme, as amended; and
       the BHP Billiton Limited Group Incentive Scheme,
       as amended

30.    Approve to grant Deferred Shares and Options              Mgmt          No vote
       under the BHP Billiton Limited Group Incentive
       Scheme and Performance Shares under the BHP
       Billiton Limited Long Term Incentive Plan to
       the Executive Director, Mr. M. J. Kloppers
       as specified

31.    Approve, for all purposes, including for the              Mgmt          No vote
       purposes of Article 76 of the Articles of Association
       of BHP Billiton Plc, that the maximum aggregate
       remuneration which may be paid by BHP Billiton
       Plc to all the Non-Executive Directors in any
       year together with the remuneration paid to
       those Non-Executive Directors by BHP Billiton
       Limited be increased from USD 3,000,000 to
       USD 3,800,000

32.    Approve, for all purposes, including for the              Mgmt          No vote
       purposes of Rule 76 of the Constitution of
       BHP Billiton Limited and ASX Listing Rule 10.17,
       that the maximum aggregate remuneration which
       may be paid by BHP Billiton Limited to all
       the Non-Executive Directors in any year together
       with the remuneration paid to those Non-Executive
       Directors by BHP Billiton Plc be increased
       from USD 3,000,000 to USD 3,800,000

S.33   Amend the Articles of Association of BHP Billiton         Mgmt          No vote
       Plc, with effect from the close of this meeting,
       in the manner outlined in the Appendix to this
       Notice of Meeting and as set out in the amended
       Articles of Association tabled by the Chair
       of the meeting and signed for the purposes
       of identification

S.34   Amend the Constitution of BHP Billiton Limited,           Mgmt          No vote
       with effect from the close of this meeting,
       in the manner outlined in the Appendix to this
       Notice of Meeting and as set out in the Constitution
       tabled by the Chair of the meeting and signed
       for the purposes of identification




--------------------------------------------------------------------------------------------------------------------------
 BOC HONG KONG HLDGS LTD                                                                     Agenda Number:  701902151
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0920U103
    Meeting Type:  AGM
    Meeting Date:  21-May-2009
          Ticker:
            ISIN:  HK2388011192
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and approve the audited statement of              Mgmt          No vote
       accounts and the reports of the Directors and
       the Auditors of the Company for the YE 31 DEC
       2008

2.A    Re-elect Mr. XIAO Gang as a Director of the               Mgmt          No vote
       Company

2.B    Re-elect Mr. LI Zaohang as a Director of the              Mgmt          No vote
       Company

2.C    Re-elect Mr. ZHOU Zaiqun as a Director of the             Mgmt          No vote
       Company

2.D    Re-elect Mr. KOH Beng Seng as a Director of               Mgmt          No vote
       the Company

2.E    Re-elect Mr. TUNG Savio Wai-Hok as a Director             Mgmt          No vote
       of the Company

3.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          No vote
       of the Company and authorize the Board of Directors
       or a duly authorized Committee of the Board
       to determine their remuneration

4.     Authorize the Board of Directors to allot, issue          Mgmt          No vote
       and deal with additional shares of the Company,
       not exceeding 20% or, in the case of issue
       of shares solely for cash and unrelated to
       any asset acquisition, not exceeding 5% of
       the of the issued share capital of the Company
       as at the date of passing this Resolution

5.     Authorize the Board of Directors to repurchase            Mgmt          No vote
       shares in the Company, not exceeding 10% of
       the issued share capital of the Company as
       at the date of passing this Resolution

6.     Approve, conditional on the passing of Resolutions        Mgmt          No vote
       4 and 5, to extend the general mandate granted
       by Resolution 4 by adding thereto the shares
       repurchased pursuant to the general mandate
       granted by Resolution 5




--------------------------------------------------------------------------------------------------------------------------
 BRAMBLES LTD, SYDNEY NSW                                                                    Agenda Number:  701710231
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q6634U106
    Meeting Type:  AGM
    Meeting Date:  25-Nov-2008
          Ticker:
            ISIN:  AU000000BXB1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report, Directors' report           Mgmt          No vote
       and Auditors' report for Brambles for the YE
       30 JUN 2008

2.     Adopt the remuneration report for Brambles for            Mgmt          No vote
       the YE 30 JUN 2008

3.     Elect Ms. Mary Elizabeth Doherty as a Director            Mgmt          No vote
       to the Board of Brambles

4.     Re-elect Mr. Anthony Grant Froggatt as a Director         Mgmt          No vote
       to the Board of Brambles, who retires by rotation

5.     Re-elect Mr. David Peter Gosnell as a Director            Mgmt          No vote
       to the Board of Brambles, who retires by rotation

6.     Re-elect Mr. Michael Francis Ihlein as a Director         Mgmt          No vote
       to the Board to Brambles, who retires by rotation

7.     Approve the Brambles Myshare plan, for all purposes,      Mgmt          No vote
       including for the purpose of Australian Securities
       Exchange Listing Rule 7.2 exception 9, the
       principal terms of which are as specified,
       and the issue of shares under that plan

8.     Approve, for all purposes, including for the              Mgmt          No vote
       purpose of Australian Securities Exchange Listing
       Rule 10.14, the participation by Mr. Michael
       Francis Ihlein until 25 NOV 2011 in the Brambles
       Myshare Plan in the manner as specified

9.     Approve, for all the purposes, including for              Mgmt          No vote
       the purpose of Australian Securities Exchange
       Listing Rule 10.14, the participation by Ms.
       Mary Elizabeth Doherty until 25 NOV 2011 in
       the Brambles Myshare Plan in the manner as
       specified

10.    Approve, for all purposes including for the               Mgmt          No vote
       purpose of Australian Securities Exchange Listing
       Rule 7.2 exception 9, the Brambles 2006 performance
       share plan, as amended in the manner as specified
       [the Amended Performance Share Plan] and the
       issue of shares under the Amended Performance
       Share Plan

11.    Approve, for all the purposes, including for              Mgmt          No vote
       the purpose of Australian Securities Exchange
       Listing Rule 10.14, the participation by Mr.
       Michael Francis Ihlein until 25 NOV 2011 in
       the Amended Performance Share Plan in the manner
       as specified

12.    Approve, for all the purposes, including for              Mgmt          No vote
       the purpose of Australian Securities Exchange
       Listing Rule 10.14, Ms. Mary Elizabeth Doherty
       until 25 NOV 2011 in the Amended Performance
       Share Plan in the manner as specified

S.13   Amend the Brambles Constitution as specified              Mgmt          No vote

14.    Authorize the Brambles to conduct on market               Mgmt          No vote
       buy backs of its shares in the 12 month period
       following the approval of this resolution,
       provided that the total number of shares bought
       back on market, during that period does not
       exceed 138,369,968, being 10% of the total
       shares on issue Brambles as at 08 SEP 2008
       and the purchase price under any such on market
       buy back does not exceed the maximum set by
       Australian Securities Exchange Listing Rule
       7.33

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CONNECTEAST GROUP                                                                           Agenda Number:  701727236
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q2767C112
    Meeting Type:  AGM
    Meeting Date:  31-Oct-2008
          Ticker:
            ISIN:  AU000000CEU9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU

1.     Chairman's address                                        Non-Voting    No vote

2.     CEO's review of operations                                Non-Voting    No vote

3.     To receive and consider the financial report              Non-Voting    No vote
       [including remuneration report], the Directors'
       report and the audit report of ConnectEast
       Group for the FYE 30 JUN 2008

4.     Questions and comments                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 GREAT EAGLE HOLDINGS LTD                                                                    Agenda Number:  701900943
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4069C148
    Meeting Type:  AGM
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  BMG4069C1486
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and consider the audited financial statements     Mgmt          No vote
       of the Company for the YE 31 DEC 2008 together
       with the reports of the Directors and the Auditor
       thereon

2.     Declare the payment of a final dividend of HK             Mgmt          No vote
       35 cents per share

3.i    Re-elect Madam Lo To Lee Kwan as a Director               Mgmt          No vote

3.ii   Re-elect Mr. Lo Hong Sui, Vincent as a Director           Mgmt          No vote

3.iii  Re-elect Mr. Lo Ying Sui, Archie as a Director            Mgmt          No vote

3.iv   Re-elect Professor Wong Yue Chim, Richard as              Mgmt          No vote
       a Director

4.     Approve to fix a maximum number of Directors              Mgmt          No vote
       at 15 and authorize the Directors to appoint
       additional Directors up to such maximum number

5.     Approve to fix a fee of HKD 120,000 per annum             Mgmt          No vote
       as ordinary remuneration payable to each Director
       for the YE 31 DEC 2009

6.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          No vote
       as the Auditor and authorize the Board of Directors
       to fix the Auditor's remuneration

7.     Authorize the Directors the Company during the            Mgmt          No vote
       Relevant Period [as specified] of all the powers
       of the Company to repurchase ordinary shares
       in the capital of the Company [Shares] on The
       Stock Exchange of Hong Kong Limited [Stock
       Exchange] or on any other stock exchange on
       which the securities of the Company may be
       listed and recognized by the Securities and
       Futures Commission and the Stock Exchange for
       this purpose, subject to and in accordance
       with all applicable Laws and the requirements
       of the Rules Governing the Listing of Securities
       on the Stock Exchange or any other stock exchange
       as amended from time to time; and to repurchase
       the Shares of the Company at an aggregate nominal
       amount that shall not exceeding 10% of the
       aggregate nominal amount of the issued share
       capital of the Company; [Authority expires
       the earlier of the conclusion of the AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       to be held by Bye-Laws of the Company or the
       Companies Act 1981 of Bermuda [as amended]
       [or any other applicable Law of Bermuda] to
       be held; and the revocation or variation of
       the authority]

8.     Authorize the Directors of the Company, to allot,         Mgmt          No vote
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements and options which would
       or might require the exercise of such power,
       generally and unconditionally as specified
       in this resolution to make or grant offers,
       agreements and options which would or might
       require the exercise of such power after the
       end of the relevant period; shall not exceed
       20% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of passing this resolution the aggregate
       nominal amount of share capital allotted, issued
       or dealt with or agreed conditionally or unconditionally
       to be allocated, issued or dealt with [whether
       pursuant to an option or otherwise] by the
       Directors of the Company, otherwise than pursuant
       to (i) a rights issue, (ii) the exercise of
       the subscription or conversion rights attaching
       to any warrants, convertible bonds or other
       securities issued by the Company which are
       convertible into shares of the Company, (iii)
       any Share Option Scheme or similar arrangement
       for the time being adopted for the grant or
       issue to participants of shares or rights to
       acquire shares in the capital of the Company,
       or (iv) any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       in accordance with the Bye-laws of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Bye-Laws of
       the Company or the Companies Act 1981 of Bermuda
       [as amended] [or any other applicable Law of
       Bermuda] to be held; and the revocation or
       variation of the authority]

9.     Approve that conditional upon the passing of              Mgmt          No vote
       Resolutions 7 and 8 set out in this notice
       convening this meeting, the aggregate nominal
       amount of the shares which are repurchased
       or otherwise acquired by the Company pursuant
       to Resolution 7 shall be added to the aggregate
       nominal amount of the shares which may be issued
       pursuant to Resolution 8, provided that such
       an amount shall not exceed 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of the passing
       of this Resolution

10.    Approve that subject to and conditional upon              Mgmt          No vote
       the passing of Ordinary Resolution No. 11 set
       out in this notice and the conditions referred
       to therein being satisfied or fulfilled, the
       operation of the existing Share Option Scheme
       of the Company adopted on 10 JUN 1999 be hereby
       terminated with effect from the adoption of
       the New Share Option Scheme [such that no further
       options could thereafter be offered under the
       existing Share Option Scheme of the Company
       but in all other respects the provisions of
       the existing Share Option Scheme of the Company
       shall remain in full force and effect]

11.    Authorize the Director of the Company subject             Mgmt          No vote
       to and conditional upon the Listing Committee
       of The Stock Exchange of Hong Kong Limited
       granting the approval of the listing of, and
       permission to deal in, shares to be issued
       pursuant to the exercise of options which may
       be granted under the New Share Option Scheme
       [copy of which is produced to this meeting
       and signed by the Chairman of this meeting
       for the purpose of identification], to do all
       such acts and to enter into such transactions,
       arrangements and agreements as may be necessary
       or expedient in order to give full effect to
       the New Share Option Scheme

S.12   Authorize the Directors of the Company to do              Mgmt          No vote
       all such acts, deeds and things as they shall,
       in their absolute discretion, deem fin in order
       to adopt the secondary name of the Company
       and that such documents in connection with
       the adoption of the secondary name be filed
       and registered with the Registrar of Companies
       in Hong Kong under Part XI of the Companies
       Ordinance [Chapter 32 of the Laws of Hong Kong]
       and the Registrar of Companies in Bermuda pursuant
       to the Companies Act 1981 of Bermuda [as amended],
       if the proposed secondary name is registered
       by other parties prior to registration by the
       Company, the adoption of another secondary
       name as the Directors may deem fit to replace




--------------------------------------------------------------------------------------------------------------------------
 HOUSING DEVELOPMENT FINANCE CORP LTD                                                        Agenda Number:  701646044
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y37246157
    Meeting Type:  AGM
    Meeting Date:  16-Jul-2008
          Ticker:
            ISIN:  INE001A01028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statements and statutory            Mgmt          No vote
       reports

2.     Approve the dividend of INR 25.00 per share               Mgmt          No vote

3.     Re-appoint Mr. D.M. Satwalekar as a Director              Mgmt          No vote

4.     Re-appoint Mr. D.N. Ghosh as a Director                   Mgmt          No vote

5.     Re-appoint Mr. R.S. Tarneja as a Director                 Mgmt          No vote

6.     Approve Deloitte Haskins Sells as the Auditors            Mgmt          No vote
       and authorize the Board to fix their remuneration

7.     Approve Pannell Kerr Forster as the Branch Auditors       Mgmt          No vote
       and authorize the Board to fix their remuneration

8.     Appoint Mr. B. Jalan as a Director                        Mgmt          No vote

9.     Approve to increase in borrowing powers to INR            Mgmt          No vote
       1.5 Trillion

10.    Approve the reappointment and remuneration of             Mgmt          No vote
       Mr. R.S. Karnad, Joint Managing Director

s.11   Approve the Employee Stock Option Scheme - 2008           Mgmt          No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO ORDINARY       Non-Voting    No vote
       RESOLUTION CHANGED TO SPECIAL RESOLUTION. IF
       YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 HUTCHISON WHAMPOA LTD                                                                       Agenda Number:  701882854
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y38024108
    Meeting Type:  AGM
    Meeting Date:  21-May-2009
          Ticker:
            ISIN:  HK0013000119
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive and adopt the statement of audited accounts       Mgmt          No vote
       and reports of the Directors and the Auditors
       for the YE 31 DEC 2008

2.     Declare a final dividend                                  Mgmt          No vote

3.1    Re-elect Mr. Li Ka-Shing as a Director                    Mgmt          No vote

3.2    Re-elect Mrs. Chow Woo Mo Fong, Susan as a Director       Mgmt          No vote

3.3    Re-elect Mr. Lai Kai Ming, Dominic as a Director          Mgmt          No vote

3.4    Re-elect Mr. William Shumiak as a Director                Mgmt          No vote

4.     Appoint the Auditor and authorize the Directors           Mgmt          No vote
       to fix the Auditor's remuneration

5.     Approve the remuneration of HKD 50,000 and HKD            Mgmt          No vote
       120,000 respectively be payable to the Chairman
       and each of the other Directors of the Company
       for each FY until otherwise determined by an
       Ordinary Resolution of the Company, provided
       that such remuneration be payable in proportion
       to the period during which a Director has held
       office in case of a Director who has not held
       office for the entire year

6.1    Approve a general mandate given to the Directors          Mgmt          No vote
       to issue and dispose of additional ordinary
       shares of the Company not exceeding 20% of
       the existing issued ordinary share capital
       of the Company

6.2    Authorize the Directors of the Company, during            Mgmt          No vote
       the relevant period, to repurchase ordinary
       shares of HKD 0.25 each in the capital of the
       Company in accordance with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on The Stock Exchange
       of Hong Kong Limited or of any other stock
       exchange, not exceeding 10% of the aggregate
       nominal amount of the ordinary share capital
       of the Company in issue at the date of this
       resolution; and [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Law to be held]

6.3    Approve, the general granted to the Directors             Mgmt          No vote
       to issue and dispose of additional ordinary
       shares pursuant to Ordinary Resolution Number
       6[1], to add an amount representing the aggregate
       nominal amount of the ordinary share capital
       of the Company repurchased by the Company under
       the authority granted pursuant to Ordinary
       Resolution Number 6[2], provided that such
       amount shall not exceed 10% of the aggregate
       nominal amount of the issued ordinary share
       capital of the Company at the date of this
       resolution

7.     Approve, with effect from the conclusion of               Mgmt          No vote
       the meeting at which this resolution is passed,
       the amendments to the 2004 Partner Share Option
       Plan as specified, and approve the same by
       the shareholders of Partner and HTIL subject
       to such modifications of the relevant amendments
       to the 2004 Partner Share Option Plan as the
       Directors of the Company may consider necessary,
       taking into account the requirements of the
       relevant regulatory authorities, including
       without limitation, The Stock Exchange of Hong
       Kong Limited, and authorize the Directors to
       do all such acts and things as may be necessary
       to carry out such amendments and [if any] modifications
       into effect




--------------------------------------------------------------------------------------------------------------------------
 HUTCHISON WHAMPOA LTD                                                                       Agenda Number:  701927052
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y38024108
    Meeting Type:  EGM
    Meeting Date:  21-May-2009
          Ticker:
            ISIN:  HK0013000119
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Approve, with effect from the later of the conclusion     Mgmt          No vote
       of the meeting at which this resolution is
       passed and the date on which the shares of
       Hutchison Telecommunications Hong Kong Holdings
       Limited [HTHKH, an indirect non wholly owned
       subsidiary of the Company] are admitted to
       trading on the Main Board of The Stock Exchange
       of Hong Kong Limited [the Stock Exchange],
       the rules of the Share Option Scheme of HTHKH
       [as specified] [the HTHKH Share Option Scheme],
       and authorize the Directors, acting together,
       individually or by committee, to approve any
       amendments to the rules of the HTHKH Share
       Option Scheme as may be acceptable or not objected
       to by the Stock Exchange, and to take all such
       steps as may be necessary, desirable or expedient
       to carry into effect the HTHKH Share Option
       Scheme subject to and in accordance with the
       terms thereof

2.     Approve the master agreement dated 17 APR 2009,           Mgmt          No vote
       made between the Company and Cheung Kong [Holdings]
       Limited [CKH] [the CKH Master Agreement], setting
       out the basis upon which bonds, notes, commercial
       paper and other similar debt instruments [the
       CKH Connected Debt Securities] may be issued
       by CKH or its subsidiaries and acquired by
       the Company or its wholly owned subsidiaries
       [together the Group], as specified, and authorize
       the Directors, acting together, individually
       or by committee, to approve the acquisition
       of the CKH Connected Debt Securities, as specified
       and of which this Notice forms part [the Circular]
       as contemplated in the CKH Master Agreement
       subject to the limitations set out in the CKH
       Master Agreement; A) during the Relevant Period
       [as specified] to acquire CKH Connected Debt
       Securities; B) i) the aggregate gross purchase
       price of the CKH Connected Debt Securities
       of a particular issue to be acquired, after
       deducting any net sale proceeds of CKH Connected
       Debt Securities to be sold, by the Group [CKH
       Net Connected Debt Securities Position] during
       the Relevant Period pursuant to the approval
       shall not exceed 20% of the aggregate value
       of the subject issue and all outstanding CKH
       Connected Debt Securities of the same issuer
       with the same maturity or shorter maturities;
       ii) the aggregate amount of the CKH Net Connected
       Debt Securities Position and the HSE Net Connected
       Debt Securities Position [as specified] at
       any time during the Relevant Period shall not
       exceed HKD 16,380 million, being approximately
       20% of the Company's "net liquid assets" as
       at 31 DEC 2008 [the Reference Date]; iii) the
       CKH Connected Debt Securities shall be a) listed
       for trading on a recognized exchange, b) offered
       to qualified institutional buyers in reliance
       on Rule 144A under the U.S. Securities Act
       of 1933, as amended, c) offered to persons
       outside the United States in reliance on Regulation
       S under the U.S. Securities Act of 1933, or
       d) offered pursuant to an issue where the aggregate
       value of such issue and all other outstanding
       CKH Connected Debt Securities of the same issuer
       is no less than USD 500 million or its equivalent
       in other currencies permitted, and in all cases
       the CKH Connected Debt Securities shall be
       acquired by the Group only from the secondary
       market and on normal commercial terms arrived
       at after arm's length negotiations; iv) the
       CKH Connected Debt Securities shall be of at
       least investment grade or its equivalent; v)
       the CKH Connected Debt Securities shall not
       include zero coupon instruments or instruments
       with any imbedded option, right to convert
       into or exchange for any form of equity interest
       or derivative; vi) the CKH Connected Debt Securities
       shall be issued in any of the following currencies,
       Hong Kong Dollars, the United States Dollars,
       Canadian Dollars or such other currency as
       the Directors who have no material interest
       in the proposed acquisition of CKH Connected
       Debt Securities consider in their reasonable
       opinion as posing a risk acceptable to the
       Group having regard to the Group's assets and
       businesses from time to time; and vii) the
       CKH Connected Debt Securities shall have maturity
       not in excess of 15 years; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the date on which the authority
       set out in this Resolution is revoked or varied
       by an ordinary resolution of the shareholders
       in general meeting of the Company]

3.     Approve the entering into the master agreement            Mgmt          No vote
       dated 17 APR 2009, made between the Company
       and Husky Energy Inc. [HSE] [the HSE Master
       Agreement], setting out the basis upon which
       bonds, notes, commercial paper and other similar
       debt instruments [the HSE Connected Debt Securities]
       may be issued by HSE or its subsidiaries and
       acquired by the Group, as specified, and authorize
       the Directors, acting together, individually
       or by committee, to approve the acquisition
       of the HSE Connected Debt Securities, as specified
       and of which this Notice forms part as contemplated
       in the HSE Master Agreement subject to the
       limitations set out in the HSE Master Agreement;
       A) during the Relevant Period [as specified]
       to acquire HSE Connected Debt Securities; B)
       i) the aggregate gross purchase price of the
       HSE Connected Debt Securities of a particular
       issue to be acquired, after deducting any net
       sale proceeds of HSE Connected Debt Securities
       to be sold, by the Group [HSE Net Connected
       Debt Securities Position] during the Relevant
       Period pursuant to the approval shall not exceed
       20% of the aggregate value of the subject issue
       and all outstanding HSE Connected Debt Securities
       of the same issuer with the same maturity or
       shorter maturities; ii) the aggregate amount
       of the HSE Net Connected Debt Securities Position
       and the CKH Net Connected Debt Securities Position
       at any time during the Relevant Period shall
       not exceed HKD 16,380 million, being approximately
       20% of the Company's "net liquid assets" as
       at 31 DEC 2008 [the Reference Date]; iii) the
       HSE Connected Debt Securities shall be a) listed
       for trading on a recognized exchange, b) offered
       to qualified institutional buyers in reliance
       on Rule 144A under the U.S. Securities Act
       of 1933, as amended, c) offered to persons
       outside the United States in reliance on Regulation
       S under the U.S. Securities Act of 1933, or
       d) offered pursuant to an issue where the aggregate
       value of such issue and all other outstanding
       HSE Connected Debt Securities of the same issuer
       is no less than USD 500 million or its equivalent
       in other currencies permitted, and in all cases
       the HSE Connected Debt Securities shall be
       acquired by the Group only from the secondary
       market and on normal commercial terms arrived
       at after arm's length negotiations; iv) the
       HSE Connected Debt Securities shall be of at
       least investment grade or its equivalent; v)
       the HSE Connected Debt Securities shall not
       include zero coupon instruments or instruments
       with any imbedded option, right to convert
       into or exchange for any form of equity interest
       or derivative; vi) the HSE Connected Debt Securities
       shall be issued in any of the following currencies,
       Hong Kong Dollars, the United States Dollars,
       Canadian Dollars or such other currency as
       the Directors who have no material interest
       in the proposed acquisition of HSE Connected
       Debt Securities consider in their reasonable
       opinion as posing a risk acceptable to the
       Group having regard to the Group's assets and
       businesses from time to time; and vii) the
       HSE Connected Debt Securities shall have maturity
       not in excess of 15 years; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the date on which the authority
       set out in this Resolution is revoked or varied
       by an ordinary resolution of the shareholders
       in general meeting of the Company]




--------------------------------------------------------------------------------------------------------------------------
 JARDINE STRATEGIC HLDGS LTD  BERMUDA                                                        Agenda Number:  701894873
--------------------------------------------------------------------------------------------------------------------------
        Security:  G50764102
    Meeting Type:  AGM
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  BMG507641022
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the financial statements             Mgmt          No vote
       and the independent auditors report for the
       YE 31 DEC 2008, and to declare a final dividend

2.     Re elect Mr. Charles Allen Jones as a Director            Mgmt          No vote

3.     Re elect Mr. R.C. Kwok as a Director                      Mgmt          No vote

4.     Re elect Mr. Lord Leach of Fairford as a Director         Mgmt          No vote

5.     Re-appoint the Auditors and authorize the Directors       Mgmt          No vote
       to fix their remuneration

6.     Authorize the Directors, during the relevant              Mgmt          No vote
       period, for the purposes of this resolution,
       relevant period being the period from the passing
       of this resolution until the earlier of the
       conclusion of the next AGM, or the expiration
       of the period within which such meeting is
       required by law to be held, or the revocation
       or variation of this resolution by an ordinary
       resolution of the shareholders of the Company
       in general meeting, of all powers of the Company
       to allot or issue shares and to make and grant
       offers, agreements and options which would
       or might require shares to be allotted, issued
       or disposed of during or after the end of the
       relevant period up to an aggregate nominal
       amount of USD 18.2 million, be and is hereby
       generally and unconditionally approved, B]
       the aggregate nominal amount of share capital
       allotted or agreed conditionally or unconditionally
       to be allotted wholly for cash, whether pursuant
       to an option or otherwise, by the Directors
       pursuant to the approval in paragraph, A, otherwise
       than pursuant to a rights issue, for the purposes
       of this re solution, rights issue being an
       offer of shares or other securities to holders
       of shares or other securities on the register
       on a fixed record date in proportion to their
       then holdings of such shares or other securities
       or otherwise in accordance with the rights
       attaching thereto, subject to such exclusions
       or other arrangements as the directors may
       deem necessary or expedient in relation to
       fractional entitlements or legal or practical
       problems under the laws of, or the requirements
       of any recognized regulatory body or any stock
       exchange in, any territory, shall not exceed
       USD 2.7 million, and the said approval shall
       be limited accordingly

7.     Authorize the Directors of the Company, to purchase       Mgmt          No vote
       its own shares, subject to and in accordance
       with all applicable laws and regulations, during
       the relevant period, for the purposes of this
       resolution, relevant period being the period
       from the passing of this resolution until the
       earlier of the conclusion of the next AGM,
       or the expiration of the period within which
       such meeting is required by law to be held,
       or the revocation or variation of this resolution
       by an ordinary resolution of the shareholders
       of the Company in general meeting, be and is
       hereby generally and unconditionally; B] the
       aggregate nominal amount of shares of the Company
       which the company may purchase pursuant to
       the approval in paragraph A, of this resolution
       shall be less than 15% of the aggregate nominal
       amount of the existing issued share capital
       of the Company at the date of this meeting,
       and such approval shall be limited accordingly,
       and, C] the approval  in paragraph A, of this
       resolution shall, where permitted by applicable
       laws and regulations and subject to the limitation
       in paragraph B , of this resolution, extend
       to permit the purchase of shares of the Company,
       I, by subsidiaries of the Company and, ii,
       pursuant to the terms of put warrants or financial
       instruments having similar effect, put warrants,
       whereby the Company can be required to purchase
       its own shares, provided that where put warrants
       are issued or offered pursuant to a rights
       issue, as de fined in Resolution 6 above, the
       price which the company may pay for shares
       purchased on exercise of put warrants shall
       not exceed 15% more than the average of the
       market quotations for the shares for a period
       of not more than 30 nor less than the 5 dealing
       days falling one day prior to the date of any
       public announcement by the Company of the proposed
       issue of put warrants

8.     Approve that, the purchase by the Company of              Mgmt          No vote
       shares of USD 0.25 each in Jardine Matheson
       Holdings Limited, Jardine Matheson, during
       the relevant period, for the purposes of this
       resolution, relevant period being the period
       from the passing of this resolution until the
       earlier of the conclusion o f the next AGM,
       or the expiration of the period within which
       such meeting is required by law to be held,
       or the revocation or variation of this resolution
       by an ordinary resolution of the shareholders
       of the Company in general meeting or the cessation
       of the Company's status as a subsidiary of
       Jardine Matheson, be and is hereby generally
       and unconditionally approved, provided that
       any purchases of Jardine Matheson shares by
       the company pursuant to this authority shall
       be in accordance with and authorize the Directors
       of Jardine Matheson by its shareholders from
       time to time and that the authority granted
       by this resolution shall be limited accordingly

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 KANGWON LAND INC, CHONGSON                                                                  Agenda Number:  701846719
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4581L105
    Meeting Type:  AGM
    Meeting Date:  26-Mar-2009
          Ticker:
            ISIN:  KR7035250000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING            Non-Voting    No vote
       OPTION IN KOREA. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 539138 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the appropriation of income and dividend          Mgmt          No vote
       of KRW 720 per share

2.     Amend the Articles of Incorporation regarding             Mgmt          No vote
       business objectives, Sub-Committees and other
       legislative changes

       PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO             Non-Voting    No vote
       THIS RESOLUTION REGARDING THE ELECTION OF DIRECTORS.
       STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR
       THIS MEETING. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE IF YOU HAVE ANY QUESTIONS.

3.1    Elect Mr. Nah Seung-Yeol as President                     Mgmt          No vote

3.2    Elect Mr. Lee Seong-bok as President                      Mgmt          No vote

3.3    Elect Mr. Jeon In-Baek as President                       Mgmt          No vote

3.4    Elect Mr. Choi Yeong as President                         Mgmt          No vote

3.5    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           No vote
       PROPOSAL: elect 3 inside Directors nominated
       by largest shareholder, 1 inside Director nominated
       by second largest shareholder, 1 inside Director
       nominated by Jungseon County Governor, and
       1 inside Director nominated by Taebaek City
       Mayor

4.     Approve the total remuneration of the Inside              Mgmt          No vote
       Directors and the Outside Directors




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE GROUP LTD, SYDNEY NSW                                                             Agenda Number:  701647197
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q57085104
    Meeting Type:  AGM
    Meeting Date:  23-Jul-2008
          Ticker:
            ISIN:  AU000000MQG1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report, the Directors'              Non-Voting    No vote
       report and the Auditor's report of Macquarie
       for the YE 31 MAR 2008

2.     Adopt the remuneration report of Macquarie for            Mgmt          No vote
       the YE 31 MAR 2008

3.     Re-elect Dr. H.M. Nugent as a voting Director             Mgmt          No vote
       of Macquarie

4.     Elect Dr. J.R. Niland as a voting Director of             Mgmt          No vote
       Macquarie effective on the conclusion of this
       meeting

5.     Elect Mr. P.M. Kirby as a voting Director effective       Mgmt          No vote
       on the conclusion of this meeting

6.     Approve the participation in the Macquarie group          Mgmt          No vote
       Employee Share Option Plan [Plan] as to maximum
       of 243,900 options, by Mr. NW Moore, Managing
       Director or, if Mr. Moore so elects, a controlled
       Company, as specified and acquisition accordingly
       by Mr. NW Moore or his controlled Company of
       options up to the stated maximum and, in consequence
       of exercise of those options, of ordinary shares
       of Macquarie, all in accordance with the terms
       of the plan and on the basis, as specified

7.     Approve to issue of up to 6,000,000 Macquarie             Mgmt          No vote
       convertible preference securities by Macquarie
       capital loans Management Limited [ABN 18 077
       595 012] [Issuer] as the responsible entity
       of the Macquarie CPS Trust, on the terms and
       conditions, as specified




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE INFRASTRUCTURE GROUP                                                              Agenda Number:  701720686
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q5701N102
    Meeting Type:  AGM
    Meeting Date:  22-Oct-2008
          Ticker:
            ISIN:  AU000000MIG8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS AGENDA IS FOR MACQUARIE             Non-Voting    No vote
       INFRASTRUCTURE TRUST (I)

S.1.a  Approve the amendments to the Constitution of             Mgmt          No vote
       the Macquarie Infrastructure Trust (I) to be
       made by supplement deed in the form tabled
       by the Chairman [as specified]

1.b    Approve, for all purposes, including Australian           Mgmt          No vote
       Stock Exchange Listing Rules 7.1 and 10.11,
       the issue of securities in Macquarie Infrastructure
       Group [MIG] [of which units in Macquarie Infrastructure
       Trust (I) are a component] to the responsible
       entity and Macquarie Investment Management
       [UK] Limited or a related body Corporate at
       a price per security determined in accordance
       with the Constitution of Macquarie Infrastructure
       Trust (I) in consideration of those entities
       applying subject to approval of the MIG Independent
       Directors, the base fee payable by MIG to them
       at the end of each calendar year quarter in
       each year whilst this approvals is in force
       as the subscription price for those new securities;
       subject to (a) the passing of a resolution
       by: the Members of Macquarie Infrastructure
       Trust (II); and the shareholders of Macquarie
       Infrastructure Group International Limited
       [MIGIL], in the same or substantially the same
       terms as the resolution; and (b) this approval
       being effective for performance fees paid or
       paid payable in respect of each FY up to and
       including the FY ending 30 SEP 2011

2.     Approve, for all purposes, including Australian           Mgmt          No vote
       Stock Exchange Listing Rules 7.1 and 10.11,
       the issue of securities in Macquarie Infrastructure
       Group [MIG] [of which units in Macquarie Infrastructure
       Trust (I) are a component] to the responsible
       entity and Macquarie Investment Management
       [UK] Limited or a related body Corporate at
       a price per security determined in accordance
       with the Constitution of Macquarie Infrastructure
       Trust (I) in consideration of those entities
       applying subject to approval of the MIG Independent
       Directors, the base fee payable by MIG to them
       at the end of each calendar year quarter in
       each year whilst this approvals is in force
       as the subscription price for those new securities;
       subject to (a) the passing of a resolution
       by: the Members of Macquarie Infrastructure
       Trust (II); and the shareholders of Macquarie
       Infrastructure Group International Limited
       [MIGIL], in the same or substantially the same
       terms as the resolution; and (b) this approval
       being effective for performance fees paid or
       paid payable in respect of each FY up to and
       including the FY ending 30 SEP 2011

       PLEASE NOTE THAT THIS AGENDA IS FOR MACQUARIE             Non-Voting    No vote
       INFRASTRUCTURE TRUST (II)

S.1.a  Approve the amendments to the Constitution of             Mgmt          No vote
       the Macquarie Infrastructure Trust (II) to
       be made by supplement deed in the form tabled
       by the Chairman [as specified]

1.b    Approve, for all purposes, including Australian           Mgmt          No vote
       Stock Exchange Listing Rules 7.1 and 10.11
       the issued of Securities in Macquarie Infrastructure
       Group [MIG] [of which units in Macquarie Infrastructure
       Trust (II) are a component] to the responsible
       entity and Macquarie Investment Management
       [UK] Limited or a related body Corporate at
       a price per Stapled Securities determined in
       accordance with the Constitution of Macquarie
       Infrastructure Trust (I) in consideration of
       those entities applying subject to approval
       of the MIG Independent Directors, the base
       fee payable by MIG to them at the end of each
       calendar year quarter in each year whilst this
       approvals is in force as the subscription price
       for those new securities; subject to (a) the
       passing of a resolution by: the Members of
       Macquarie Infrastructure Trust (I); and the
       shareholders of Macquarie Infrastructure Group
       International Limited [MIGIL], in the same
       or substantially the same terms as the resolution;
       and (b) this approval being effective for performance
       fees paid or paid payable in respect of each
       FY up to and including the FY ending 30 SEP
       2011

2.     Approve, for all purposes, including Australian           Mgmt          No vote
       Stock Exchange Listing Rules 7.1 and 10.11
       the issued of Securities in Macquarie Infrastructure
       Group [MIG] [of which units in Macquarie Infrastructure
       Trust (II) are a component] to the responsible
       entity and Macquarie Investment Management
       [UK] Limited or a related body Corporate at
       a price per Stapled Securities determined in
       accordance with the Constitution of Macquarie
       Infrastructure Trust (I) in consideration of
       those entities applying subject to approval
       of the MIG Independent Directors, the base
       fee payable by MIG to them at the end of each
       calendar year quarter in each year whilst this
       approvals is in force as the subscription price
       for those new securities; subject to (a) the
       passing of a resolution by: the Members of
       Macquarie Infrastructure Trust (I); and the
       shareholders of Macquarie Infrastructure Group
       International Limited [MIGIL], in the same
       or substantially the same terms as the resolution;
       and (b) this approval being effective for performance
       fees paid or paid payable in respect of each
       FY up to and including the FY ending 30 SEP
       2011

       PLEASE NOTE THAT THIS AGENDA IS FOR MACQUARIE             Non-Voting    No vote
       INFRASTRUCTURE GROUP INTERNATIONAL LIMITED
       [MIGIL]

1.     Receive the accounts and reports of the Directors'        Mgmt          No vote
       and the Auditor's of the Company for the YE
       30 JUN 2008

2.     Appoint PricewaterhouseCoopers as the Auditors            Mgmt          No vote
       of the Company and authorize the Directors
       to determine their remuneration

3.     Re-elect Mr. Jeffery Conyers as Director of               Mgmt          No vote
       the Company

4.     Approve, for all purposes, including Australian           Mgmt          No vote
       Stock Exchange Listing Rules 7.1 and 10.11,
       the issued of securities in Macquarie Infrastructure
       Group [MIG] [of which units in Macquarie Infrastructure
       Group International Limited are a component]
       to the responsible entity and Macquarie Investment
       Management [UK] Limited or a related body Corporate
       at a price per Stapled Securities determined
       in accordance with the Bye-laws of Macquarie
       Infrastructure Group International Limited
       in consideration of those entities applying,
       subject to approval of the MIG Independent
       Directors, the base fee payable by MIG to them
       at the end of each calendar year quarter in
       each year whilst this approvals is in force
       as the subscription price for those new securities;
       subject to: (a) the passing of a resolution
       by: the Members of Macquarie Infrastructure
       Trust (I); and the Members of Macquarie Infrastructure
       Trust (II), in the same or substantially the
       same terms as the resolution; and (b) this
       approval being effective for base fees paid
       or paid payable in respect of each calendar
       quarter up to and including the Calendar quarter
       ending 30 SEP 2011

5.     Approve, for all purposes, including Australian           Mgmt          No vote
       Stock Exchange Listing Rules 7.1 and 10.11,
       the issued of securities in Macquarie Infrastructure
       Group [MIG] [of which units in Macquarie Infrastructure
       Group International Limited are a component]
       to the responsible entity and Macquarie Investment
       Management [UK] Limited or a related body Corporate
       at a price per Stapled Securities determined
       in accordance with the Bye-laws of Macquarie
       Infrastructure Group International Limited
       in consideration of those entities applying,
       subject to approval of the MIG Independent
       Directors, the base fee payable by MIG to them
       at the end of each calendar year quarter in
       each year whilst this approvals is in force
       as the subscription price for those new securities;
       subject to: (a) the passing of a resolution
       by: the Members of Macquarie Infrastructure
       Trust (I); and the Members of Macquarie Infrastructure
       Trust (II), in the same or substantially the
       same terms as the resolution; and (b) this
       approval being effective for base fees paid
       or paid payable in respect of each calendar
       quarter up to and including the Calendar quarter
       ending 30 SEP 2011




--------------------------------------------------------------------------------------------------------------------------
 MIDLAND HOLDINGS LTD                                                                        Agenda Number:  701687711
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4491W100
    Meeting Type:  SGM
    Meeting Date:  18-Sep-2008
          Ticker:
            ISIN:  BMG4491W1001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the new Share Option Scheme [the "2008            Mgmt          No vote
       Share Option Scheme", the rules of which are
       summarized in the circular dated 26 AUG 2008
       of the Company ["Circular"] and contained in
       the document marked "A" produced to the meeting
       and for the purposes of identification, signed
       by the Chairman of the meeting] to be adopted
       by Midland IC&I Limited and authorize the Directors
       of the Company to do all such acts and to enter
       in to all such transactions, arrangements and
       agreements as may be necessary or expedient
       in order to give full effect to the 2008 Share
       Option Scheme




--------------------------------------------------------------------------------------------------------------------------
 MIDLAND HOLDINGS LTD                                                                        Agenda Number:  701889721
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4491W100
    Meeting Type:  AGM
    Meeting Date:  15-May-2009
          Ticker:
            ISIN:  BMG4491W1001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive the audited consolidated financial statements     Mgmt          No vote
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2008

2.     Declare a final dividend                                  Mgmt          No vote

3.1    Re-elect Ms. Tang Mei Lai, Metty as a Director            Mgmt          No vote
       of the Company

3.2    Re-elect Mr. Wong Kam Hong as a Director of               Mgmt          No vote
       the Company

3.3    Re-elect Ms. I.P. Kit Yee, Kitty as a Director            Mgmt          No vote
       of the Company

3.4    Re-elect Mr. Koo Fook Sun, Louis as a Director            Mgmt          No vote
       of the Company

3.5    Re-elect Mr. Sun Tak Chiu as a Director of the            Mgmt          No vote
       Company

3.6    Re-elect Mr. Wang Ching Miao, Wilson as a Director        Mgmt          No vote
       of the Company

3.7    Authorize the Board of Directors to fix the               Mgmt          No vote
       Directors' remuneration

4.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          No vote
       the Auditors and authorize the Board of Directors
       to fix their remuneration

5.     Authorize the Directors of the Company, to allot,         Mgmt          No vote
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements and options [including warrants,
       bonds, debentures and other securities which
       carry rights subscribe for or are convertible
       into shares of the Company]; during the relevant
       period, not exceeding the aggregate of 20%
       of the aggregate nominal amount of the issued
       share capital of the Company otherwise than
       pursuant to i) a rights issue; ii) the exercise
       of rights of subscription or conversion rights
       under the terms of any warrants, bonds, debentures,
       notes and securities; iii) the exercise of
       options or similar arrangement for the time
       being adopted for the grant or issue to eligible
       persons prescribed thereunder of shares or
       rights to acquire shares in the Company; iv)
       any scrip dividend or similar arrangement providing
       for the allotment of shares in lieu of the
       whole or part of a dividend on shares of the
       Company in accordance with the Bye-Laws of
       the Company, shall not exceed 20% of the aggregate
       nominal amount of the issued share capital
       of the Company; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Companies of Bermuda or the Bye-Laws to
       be held]

6.     Authorize the Directors of the Company, to purchase       Mgmt          No vote
       the shares in the capital of the Company, on
       The Stock Exchange of Hong Kong Limited [the
       Stock Exchange] or any other stock exchange
       on which the shares of the Company may be listed
       and recognized by the Securities and Futures
       Commission of Hong Kong and the Stock Exchange
       for this purpose, subject to and in accordance
       with all applicable laws and the requirements
       of the Rules Governing the Listing of Securities
       on the Stock Exchange or any other stock exchange,
       not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Companies of
       Bermuda or the Bye-Laws to be held]

7.     Approve, subject to the passing of the Resolutions        Mgmt          No vote
       5 and 6 set out in the notice of this meeting,
       the aggregate nominal amount of shares which
       are to be repurchased by the Company pursuant
       to the authority granted to the Directors of
       the Company as mentioned in Resolution 6 set
       out in the notice of this meeting shall be
       added to the aggregate nominal amount of share
       capital that may be allotted or agreed to be
       allotted by the Directors of the Company pursuant
       to Resolution 5 set out in the notice of this
       meeting




--------------------------------------------------------------------------------------------------------------------------
 MIDLAND HOLDINGS LTD                                                                        Agenda Number:  701889733
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4491W100
    Meeting Type:  SGM
    Meeting Date:  15-May-2009
          Ticker:
            ISIN:  BMG4491W1001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" ONLY FOR RESOLUTION
       01. THANK YOU.

1.     Approve the service contract dated 06 APR 2009            Mgmt          No vote
       between Mr. Wong Kin Yip, Freddie and the Company
       [the "Service Contract"], a copy of the same
       having been produced at the meeting marked
       "A" and signed by the Chairman of the meeting
       for identification purposes, be and unconditionally,
       confirmed and ratified and authorize the Directors
       of the Company to do such acts and execute
       such other documents as they may consider necessary,
       desirable or expedient to carry out or give
       effect to the provisions of the Service Contract"




--------------------------------------------------------------------------------------------------------------------------
 NOBLE GROUP LTD                                                                             Agenda Number:  701723149
--------------------------------------------------------------------------------------------------------------------------
        Security:  G6542T119
    Meeting Type:  EGM
    Meeting Date:  27-Oct-2008
          Ticker:
            ISIN:  BMG6542T1190
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN SGM. THANK YOU                Non-Voting    No vote

S.1    Amend the Bye-laws 1, 3(1), 3(2), 12(2), 22,              Mgmt          No vote
       48(1), 48(5), 116, 149, 167(2) and 168 and
       new Bye-laws 3(4), 12(1A), 55A and 167(3) to
       be inserted as specified and authorize the
       Directors of the Company and any of them to
       take any step and action or to execute any
       document or instrument necessary or desirable
       to implement and give effect to the aforesaid
       proposed alterations to the Bye-laws

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE AND CONSERVATIVE CUT-OFF
       DATE. IF YOU HAVE ALREADY SENT IN YOUR VOTES,
       PLEASE DO NOT RETURN THIS PROXY FORM UNLESS
       YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE EXCHANGE LTD                                                                      Agenda Number:  701700494
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y79946102
    Meeting Type:  EGM
    Meeting Date:  03-Oct-2008
          Ticker:
            ISIN:  SG1J26887955
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company, for               Mgmt          No vote
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 [the Companies Act],
       to purchase or otherwise acquire issued ordinary
       shares in the capital of the Company [Shares]
       not exceeding in aggregate the maximum 10%
       of the total number of issued shares, at such
       price or prices as may be determined by the
       Directors from time to time up to the maximum
       price; i) in the case of a market purchase
       of a share, 105% of the average closing price
       of the shares and ii) in the case of an off-market
       purchase of a share, 110% of the average closing
       price of the shares, whether by way of: i)
       market purchase(s) on the Singapore Exchange
       Securities Trading Limited [SGX-ST] transacted
       through the QUEST-ST trading system and/or
       any other securities exchange on which the
       Shares may for the time being be listed and
       quoted [Other Exchange]; and/or; ii) off-market
       purchase(s) [if effected otherwise than on
       the SGX-ST or, as the case may be, Other Exchange]
       in accordance with any equal access Scheme(s)
       as may be determined or formulated by the Directors
       as they consider fit, which scheme(s) shall
       satisfy all the conditions prescribed by the
       Companies Act, and otherwise in accordance
       with all other laws and regulations and rules
       of the SGX-ST or, as the case may be, Other
       Exchange as may for the time being be applicable
       [the Share Purchase Mandate]; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the date of the next AGM
       of the Company as required by Law to be held];
       and authorize the Directors of the Company
       and/or any of them to complete and do all such
       acts and things [including executing such documents
       as may be required] as they and/or he may consider
       expedient or necessary to give effect to the
       transactions contemplated and/or authorized
       by this Resolution




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE EXCHANGE LTD                                                                      Agenda Number:  701700507
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y79946102
    Meeting Type:  AGM
    Meeting Date:  03-Oct-2008
          Ticker:
            ISIN:  SG1J26887955
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          No vote
       the Audited Financial Statements for the FYE
       30 JUN 2008 with the Auditor's report thereon

2.     Re-appoint Mr. Joseph Yuvaraj Pillay, as a Director       Mgmt          No vote
       of the Company to hold such office from the
       date of this AGM until the next AGM of the
       Company, pursuant to Section 153(6) of the
       Companies Act, Chapter 50 of Singapore

3.     Re-elect Mr. Hsieh Fu Hua, retiring by rotation           Mgmt          No vote
       under Article 99A of the Company's Articles
       of Association [the Articles]

4.     Re-elect Mr. Loh Boon Chye retiring by rotation           Mgmt          No vote
       under Article 99A of the Articles

5.     Re-elect Mr. Ng Kee Choe retiring by rotation             Mgmt          No vote
       under Article 99A of the Articles

6.     Re-elect Mr. Lee Hsien Yang as a Director, retiring       Mgmt          No vote
       by rotation under Article 99A of the Articles
       [Mr. Lee will, upon re-election as a Director,
       remain as Chairman of the Audit Committee and
       will be considered independent for the purposes
       of Rule 704(8) of the Listing Manual of the
       Singapore Exchange Securities Trading Limited]

7.     Declare a net final [tax exempt one-tier] dividend        Mgmt          No vote
       of SGD 0.29 per share for the FYE 30 JUN 2008
       [FY2007: SGD 0.30 per share]

8.     Approve the sum of SGD 587,500 to be paid to              Mgmt          No vote
       Mr. Joseph Yuvaraj Pillay as Director's fees
       for the FYE 30 JUN 2008 [FY2007: Nil; increase
       of SGD 587,500] [as specified]

9.     Approve the sum of SGD 1,074,250 to be paid               Mgmt          No vote
       to all Directors [other than Mr. Joseph Yuvaraj
       Pillay] as Directors' fees for the FYE 30 JUN
       2008 [FY2007: SGD 767,800; increase of SGD
       306,450] [as specified]

10.    Approve the sum of up to SGD 790,000 to be paid           Mgmt          No vote
       to Mr. Joseph Yuvaraj Pillay as Director's
       fees for the FYE 30 JUN 2009 [FY2008: SGD 587,500;
       increase of up to SGD 202,500] [as specified]

11.    Approve the sum of up to SGD 1,200,000 to be              Mgmt          No vote
       paid to all Directors [other than Mr. Joseph
       Yuvaraj Pillay] as Directors' fees for the
       FYE 30 JUN 2009 [FY2008: SGD 1,074,250; increase
       of up to SGD 125,750] [as specified]

12.    Re-appoint Messrs PricewaterhouseCoopers as               Mgmt          No vote
       the Auditors of the Company and authorize the
       Directors to fix their remuneration

13.    Authorize the Directors of the Company to: a)             Mgmt          No vote
       i) issue shares in the capital of the Company
       [shares] whether by way of rights, bonus or
       otherwise; and/or ii) make or grant offers,
       agreements or options [collectively, Instruments]
       that might or would require shares to be issued,
       including but not limited to the creation and
       issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into shares, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and b) [notwithstanding
       the authority conferred by this Resolution
       may have ceased to be in force] issue shares
       in pursuance of any instrument made or granted
       by the Directors while this Resolution was
       in force, provided that: 1) the aggregate number
       of shares to be issued pursuant to this Resolution
       [including shares to be issued in pursuance
       of instruments made or granted pursuant to
       this Resolution] does not exceed 50 %of the
       total number of issued shares [excluding treasury
       shares] in the capital of the Company [as calculated
       in accordance with sub-paragraph (2) as specified],
       of which the aggregate number of shares to
       be issued other than on a pro rata basis to
       shareholders of the Company [including shares
       to be issued in pursuance of instruments made
       or granted pursuant to this Resolution] does
       not exceed 10 % of the total number of issued
       shares [excluding treasury shares] in the capital
       of the Company [as calculated in accordance
       with sub-paragraph (2) as specified]; 2) [subject
       to such manner of calculation as may be prescribed
       by the Singapore Exchange Securities Trading
       Limited [SGX-ST]] for the purpose of determining
       the aggregate number of shares that may be
       issued under sub-paragraph (1) above, the percentage
       of issued shares shall be based on the total
       number of issued shares [excluding treasury
       shares] in the capital of the Company at the
       time this Resolution is passed, after adjusting
       for: i) new shares arising from the conversion
       or exercise of any convertible securities or
       share options or vesting of share awards which
       are outstanding or subsisting at the time this
       Resolution is passed; and ii) any subsequent
       bonus issue or consolidation or subdivision
       of shares; 3) in exercising the authority conferred
       by this Resolution, the Company shall comply
       with the provisions of the Listing Manual of
       the SGX-ST for the time being in force [unless
       such compliance has been waived by the Monetary
       Authority of Singapore] and the Articles of
       Association for the time being of the Company;
       and 4) [unless revoked or varied by the Company
       in GM] the Authority conferred by this Resolution
       shall continue in force until the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by law to be held, whichever is the earlier

14.    Authorize the Directors of the Company to grant           Mgmt          No vote
       awards in accordance with the provisions of
       the SGX Performance Share Plan and to allot
       and issue from time to time such number of
       ordinary shares in the capital of the Company
       as may be required to be issued pursuant to
       the exercise of options under the SGX Share
       Option Plan and/or such number of fully-paid
       shares as may be required to be issued pursuant
       to the vesting of awards under the SGX Performance
       Share Plan, provided that the aggregate number
       of new shares to be issued pursuant to the
       SGX Share Option Plan and the SGX Performance
       Share Plan shall not exceed 10 % of the total
       number of issued ordinary shares [excluding
       treasury shares] in the capital of the Company
       from time to time

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 STANDARD CHARTERED PLC, LONDON                                                              Agenda Number:  701867547
--------------------------------------------------------------------------------------------------------------------------
        Security:  G84228157
    Meeting Type:  AGM
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  GB0004082847
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report and accounts                           Mgmt          No vote

2.     Declare a final dividend of 42.32 US Cents per            Mgmt          No vote
       ordinary share

3.     Approve the Directors' remuneration report                Mgmt          No vote

4.     Re-elect Mr. Jamie F. T. Dundas as a Non-Executive        Mgmt          No vote
       Director

5.     Re-elect Mr. Rudolph H. P. Markham as a Non-Executive     Mgmt          No vote
       Director

6.     Re-elect Ms. Ruth Markland as a Non-Executive             Mgmt          No vote
       Director

7.     Re-elect Mr. Richard H. Meddings as an Executive          Mgmt          No vote
       Director

8.     Re-elect Mr. John W. Peace as a Non-Executive             Mgmt          No vote
       Director

9.     Elect Mr. Steve Bertamini  who was appointed              Mgmt          No vote
       as an Executive Director

10.    Elect Mr. John G. H. Paynter who was appointed            Mgmt          No vote
       as an Non-Executive Director

11.    Re-appoint KPMG Audit Plc as the Auditors of              Mgmt          No vote
       the Company

12.    Approve to set the Auditors' fees                         Mgmt          No vote

13.    Authorize the Company and its Subsidiaries to             Mgmt          No vote
       make EU Political Donations to Political Parties
       or Independent Election Candidates, to Political
       Organizations Other than Political Parties
       and Incur EU Political Expenditure up to GBP
       100,000

14.    Approve to increase the authorized share capital          Mgmt          No vote

15.    Authorize the Board to issue equity with Rights           Mgmt          No vote
       up to GBP 316,162,105.50 [Relevant Authorities
       and Share Dividend Scheme] and additional amount
       of GBP 632,324,211 [Rights Issue] after deducting
       any securities issued under the relevant authorities
       and Share Dividend Scheme

16.    Approve to extend the Directors' authority to             Mgmt          No vote
       issue equity with pre-emptive rights up to
       aggregate nominal amount of USD 189,697,263
       pursuant to Paragraph A of Resolution 15 to
       include the shares repurchased by the Company
       under authority granted by Resolution 18

S.17   Grant authority for the issue of equity or equity-linked  Mgmt          No vote
       securities without pre-emptive rights up to
       aggregate nominal amount of USD 47,424,315.50

s.18   Grant authority to buyback 189,697,263 ordinary           Mgmt          No vote
       shares for market purchase

s.19   Grant authority to buyback for market purchase            Mgmt          No vote
       of 477,500 Preference Shares of 5.00 US Cents
       and 195,285,000 Preference Shares of GBP 1.00

s.20   Adopt the new Articles of Association                     Mgmt          No vote

s.21   Approve to call a general meeting other than              Mgmt          No vote
       AGM on not less than 14 clear days' notice

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF AND AMOUNTS. IF YOU
       HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
       NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 SWIRE PAC LTD                                                                               Agenda Number:  701891726
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y83310105
    Meeting Type:  AGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  HK0019000162
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE. THANK YOU.

1.     Declare a final dividends                                 Mgmt          No vote

2.A    Re-elect Mr. C. D. Pratt as a Director                    Mgmt          No vote

2.B    Re-elect Mr. P. N. L. Chen as a Director                  Mgmt          No vote

2.C    Re-elect Mr. D. Ho as a Director                          Mgmt          No vote

2.D    Re-elect Mr. J. W. J. Hughes-Hallett as a Director        Mgmt          No vote

2.E    Re-elect Mr. C. K. M. Kwok as a Director                  Mgmt          No vote

2.F    Re-elect Mr. M. M. T. Yang as a Director                  Mgmt          No vote

2.G    Re-elect Mr. P. A. Kilgour as a Director                  Mgmt          No vote

2.H    Re-elect Mr. M. B. Swire as a Director                    Mgmt          No vote

3.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          No vote
       and authorize the Directors to fix their remuneration

4.     Authorize the Directors of the Company, during            Mgmt          No vote
       the relevant period to make on-market share
       repurchases [within the meaning of the code
       on share repurchases] the aggregate nominal
       amount of any class of the Company's shares
       which may be repurchased pursuant to the this
       resolution above shall not exceed 10 % of the
       aggregate nominal amount of the shares of that
       class in issue at the date of passing this
       Resolution; and [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Law to be held]

5.     Authorize the Directors of the Company, during            Mgmt          No vote
       the Relevant Period to allot, issue and deal
       with additional shares and to make or grant
       offers, agreements and options which will or
       might require the exercise of such powers during
       or after the end of the Relevant Period, the
       aggregate nominal amount of shares of any class
       allotted or agreed conditionally or unconditionally
       to be allotted [whether pursuant to an option
       or otherwise] by the Directors pursuant to
       the approval in this resolution, otherwise
       than pursuant to (i) a rights Issue or (ii)
       any scrip dividend or similar arrangement providing
       for the allotment of shares in lieu of the
       whole or part of a dividend on shares, shall
       not exceed the aggregate of 20 % of the aggregate
       nominal amount of the shares of that class
       in issue at the date of passing this Resolution
       provided that the aggregate nominal amount
       of the shares of any class so allotted [or
       so agreed conditionally or unconditionally
       to be allotted] pursuant to this resolution
       wholly for cash shall not exceed 5 % of the
       aggregate nominal amount of the shares of that
       class in issue at the date of passing this
       Resolution; and [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Law to be held]




--------------------------------------------------------------------------------------------------------------------------
 THE LINK REAL ESTATE INVESTMENT TRUST                                                       Agenda Number:  701652578
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5281M111
    Meeting Type:  AGM
    Meeting Date:  29-Jul-2008
          Ticker:
            ISIN:  HK0823032773
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To note the audited financial statements of               Non-Voting    No vote
       The Link Real Estate Investment Trust [The
       Link REIT] together with the Auditors' report
       for the FYE 31 MAR 2008

2.     To note the appointment of the Auditors of The            Non-Voting    No vote
       Link REIT and the fixing of their remuneration

3.A    Re-appoint Mr. Ian David Murray ROBINS, Director          Mgmt          No vote
       of The Link Management Limited, as a Manager
       of the Link REIT [the Manager], who retires
       pursuant to Article 121 of the Articles of
       Association of the Manager

3.B    Re-appoint Mr. Ian Keith GRIFFITHS, Director              Mgmt          No vote
       of The Link Management Limited, as a Manager
       of the Link REIT [the Manager], who retires
       pursuant to Article 121 of the Articles of
       Association of the Manager

3.C    Re-appoint Professor Richard WONG Yue Chim,               Mgmt          No vote
       Director of The Link Management Limited, as
       a Manager of the Link REIT [the Manager], who
       retires pursuant to Article 121 of the Articles
       of Association of the Manager

4.A    Re-elect Dr. Patrick FUNG Yuk Bun as a Director           Mgmt          No vote
       of the Manager, who will retire by rotation
       pursuant to Article 125 of the Articles of
       Association of the Manager

4.B    Re-elect Mr. Stanley KO Kam Chuen as a Director           Mgmt          No vote
       of the Manager, who will retire by rotation
       pursuant to Article 125 of the Articles of
       Association of the Manager

5.     Authorize the Managers, to make on-market repurchase      Mgmt          No vote
       of the units of The Link REIT on the Stock
       Exchange of Hong Kong Limited, subject to and
       in accordance with the trust deed constituting
       The link REIT [the Trust Deed], the laws of
       Hong Kong, the Code on Real Estate Investment
       Trusts [ the REIT Code] and the guidelines
       issued by the Securities and Futures Commission
       of Hong Kong from time to time and the terms,
       not exceeding 10% of the total number of units
       of The Link REIT in issue at the date of passing
       this resolution, as specified; [Authority expires
       the earlier at the conclusion of the next AGM
       of The Link REIT or the expiration of the period
       within which the next AGM of the Company is
       to be held by Trust Deed, the REIT Code or
       any applicable law of Bermuda]




--------------------------------------------------------------------------------------------------------------------------
 UNITED OVERSEAS BK LTD                                                                      Agenda Number:  701891752
--------------------------------------------------------------------------------------------------------------------------
        Security:  V96194127
    Meeting Type:  EGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  SG1M31001969
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company, for               Mgmt          No vote
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 of Singapore [the
       Companies Act], to purchase or otherwise acquire
       issued ordinary shares in the capital of the
       Company [the Shares] not exceeding in aggregate
       the maximum limit [number of shares representing
       5% of the total number of issued shares [excluding
       any shares which are held as treasury shares]],
       at such price or prices as may be determined
       by the Directors of the Company from time to
       time up to the maximum price [in the case of
       a market purchase of a share, 105% of the average
       closing price of the shares; and in the case
       of an off-market purchase of a share pursuant
       to an equal access scheme, 110% of the average
       closing price of the shares], whether by way
       of: i) market purchase(s) on the Singapore
       Exchange Securities Trading Limited [SGX-ST];
       and/or ii) off-market purchase(s) [if effected
       otherwise than on SGX-ST] in accordance with
       any equal access Scheme(s) as may be determined
       or formulated by the Directors of the Company
       as they consider fit, which Scheme(s) shall
       satisfy all the conditions prescribed by the
       Companies Act, and otherwise in accordance
       with all other laws and regulations and rules
       of SGX-ST as may for the time being be applicable
       [the Share Purchase Mandate]; [Authority expires
       the earlier of the next AGM of the Company
       or the date on which the next AGM is required
       by law to be held]; authorize the Directors
       of the Company and/or any of them to complete
       and do all such acts and things [including
       executing such documents as may be required]
       as they and/or he may consider expedient or
       necessary to give effect to the transactions
       contemplated and/or authorized by this resolution




--------------------------------------------------------------------------------------------------------------------------
 UNITED OVERSEAS BK LTD                                                                      Agenda Number:  701896790
--------------------------------------------------------------------------------------------------------------------------
        Security:  V96194127
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  SG1M31001969
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial Statements, the Directors'          Mgmt          No vote
       report and the Auditors' report for the YE
       31 DEC 2008

2.     Declare a final one-tier tax-exempt dividend              Mgmt          No vote
       of 40 cents per ordinary share for the YE 31
       DEC 2008

3.     Approve the Directors' fees of SGD 912,500 for            Mgmt          No vote
       2008

4.     Approve the fee of SGD 2,500,000 to the Chairman          Mgmt          No vote
       of the Bank, Dr. Wee Cho Yaw, for the period
       from JAN 2008 to DEC 2008

5.     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          No vote
       of the Company and authorize the Directors
       to fix their remuneration

6.     Re-elect Mr. Wee Ee Cheong as a Director, pursuant        Mgmt          No vote
       to Section 153[6] of the Companies Act, Chapter
       50, to hold such office until the next AGM
       of the Company

7.     Re-elect Dr. Wee Cho Yaw as a Director, pursuant          Mgmt          No vote
       to Section 153[6] of the Companies Act, Chapter
       50, to hold such office until the next AGM
       of the Company

8.     Re-elect Professor Lim Pin as a Director, pursuant        Mgmt          No vote
       to Section 153[6] of the Companies Act, Chapter
       50, to hold such office until the next AGM
       of the Company

9.     Re-elect Mr. Ngiam Tong Dow as a Director, pursuant       Mgmt          No vote
       to Section 153[6] of the Companies Act, Chapter
       50, to hold such office until the next AGM
       of the Company

10.    Authorize the Directors, to issue ordinary shares         Mgmt          No vote
       in the capital of the Company [''shares'']
       whether by way of rights, bonus or otherwise;
       and/or (ii) make or grant offers, agreements
       or options [including options under the UOB
       1999 Share Option Scheme [the ''Scheme''] [collectively,
       ''Instruments''] that might or would require
       shares to be issued, including but not limited
       to the creation and issue of [as well as adjustments
       to] warrants, debentures or other instruments
       convertible into shares, at any time and upon
       such terms and conditions and for such purposes
       and to such persons as the Directors may in
       their absolute discretion deem fit; and (b)
       [notwithstanding the authority conferred by
       this Resolution may have ceased to be in force]
       issue shares in pursuance of any Instrument
       made or granted by the Directors while this
       resolution was in force, provided that: (1)
       the aggregate number of ordinary shares to
       be issued pursuant to this Resolution [including
       shares to be issued in pursuance of Instruments
       made or granted pursuant to this Resolution]
       does not exceed 50% of the total number of
       issued shares, excluding treasury shares, in
       the capital of the Company [as calculated in
       accordance with this resolution below], of
       which the aggregate number of shares to be
       issued other than on a pro-rata basis to shareholders
       of the Company [including shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this Resolution] does not exceed
       20 % of the total number of issued shares,
       excluding treasury shares, in the capital of
       the Company [as calculated in accordance with
       this resolution below); (2) [subject to such
       manner of calculation as may be prescribed
       by the Singapore Exchange Securities Trading
       Limited [''SGX-ST''] for the purpose of determining
       the aggregate number of shares that may be
       issued under this resolution above, the percentage
       of issued shares shall be based on the total
       number of issued shares, excluding treasury
       shares, in the capital of the Company at the
       time this Resolution is passed, after adjusting
       for: (i) new ordinary shares arising from the
       conversion or exercise of any convertible securities
       or share options or vesting of share awards
       which are outstanding or subsisting at the
       time this Resolution is passed; and (ii) any
       subsequent bonus issue, consolidation or sub-division
       of shares; (3) in exercising the authority
       conferred by this Resolution, the Company shall
       comply with the provisions of the Listing Manual
       of the SGX-ST for the time being in force [unless
       such compliance has been waived by the SGX-ST]
       and the Articles of Association for the time
       being of the Company; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the date by which the next AGM
       of the Company is required by law to be held]

11.    Authorize the Director, to allot and issue any            Mgmt          No vote
       of the preference shares referred to in the
       Articles 7A, 7B, 7C, 7D, 7E and/or 7F of the
       Articles of Association of the Company; and/or
       make or grant offers, agreements or options
       that might or would require the preference
       shares referred to in this resolution above
       to be issued, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit and [notwithstanding
       that the authority conferred by this Resolution
       may have ceased to be in force] to issue the
       preference shares referred to in this resolution
       above in connection with any offers, agreements
       or options made or granted by the Directors
       while this resolution was in force; to do all
       such things and execute all such documents
       as they may consider necessary or appropriate
       to give effect to this Resolution as they may
       deem fit; and [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the date by which the next AGM of the Company
       is required by law to be held]



SPARX JAPAN FUND
--------------------------------------------------------------------------------------------------------------------------
 ARIAKE JAPAN CO.,LTD.                                                                       Agenda Number:  701997542
--------------------------------------------------------------------------------------------------------------------------
        Security:  J01964105
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  JP3125800007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 ASICS CORPORATION                                                                           Agenda Number:  701994306
--------------------------------------------------------------------------------------------------------------------------
        Security:  J03234150
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  JP3118000003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Use of
       Treasury      Shares for Odd-Lot Purchases

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DAIKIN INDUSTRIES,LTD.                                                                      Agenda Number:  701982577
--------------------------------------------------------------------------------------------------------------------------
        Security:  J10038115
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3481800005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to :Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the other
       Updated Laws and Regulations

3.     Approve Purchase of Own Shares                            Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

6.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FUJI SEAL INTERNATIONAL,INC.                                                                Agenda Number:  701997744
--------------------------------------------------------------------------------------------------------------------------
        Security:  J15183106
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3813800004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 IHI CORPORATION                                                                             Agenda Number:  701987995
--------------------------------------------------------------------------------------------------------------------------
        Security:  J2398N105
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3134800006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Change Business Lines, Approve         Mgmt          For                            For
       Minor Revisions Related to Dematerialization
       of Shares and the Other Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 INTELLIGENCE,LTD.                                                                           Agenda Number:  701669890
--------------------------------------------------------------------------------------------------------------------------
        Security:  J2402D101
    Meeting Type:  EGM
    Meeting Date:  28-Aug-2008
          Ticker:
            ISIN:  JP3153000009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Stock-for-Stock Exchange with USEN Corporation    Mgmt          Against                        Against
       In Order To Transit Into USEN's wholly Owned
       Subsidiary




--------------------------------------------------------------------------------------------------------------------------
 ISUZU MOTORS LIMITED                                                                        Agenda Number:  701990916
--------------------------------------------------------------------------------------------------------------------------
        Security:  J24994105
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3137200006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ITOCHU CORPORATION                                                                          Agenda Number:  701984999
--------------------------------------------------------------------------------------------------------------------------
        Security:  J2501P104
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3143600009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 JFE HOLDINGS,INC.                                                                           Agenda Number:  701984800
--------------------------------------------------------------------------------------------------------------------------
        Security:  J2817M100
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3386030005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

3.     Amend Articles to:  Approve Minor Revisions               Mgmt          For                            For
       Related to Dematerialization of Shares and
       the Other Updated Laws and Regulations

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

5.1    Appoint a Corporate Auditor                               Mgmt          For                            For

5.2    Appoint a Corporate Auditor                               Mgmt          For                            For

6.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

7.     Continuation of the Policy Toward Large-scale             Mgmt          Against                        Against
       Purchases of JFE Shares




--------------------------------------------------------------------------------------------------------------------------
 KAJIMA CORPORATION                                                                          Agenda Number:  702006013
--------------------------------------------------------------------------------------------------------------------------
        Security:  J29223120
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3210200006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          Abstain                        Against

2      Approve Reduction of Legal Reserve                        Mgmt          For                            For

3      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

5      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KAO CORPORATION                                                                             Agenda Number:  701977297
--------------------------------------------------------------------------------------------------------------------------
        Security:  J30642169
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3205800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Change Business Lines, Approve         Mgmt          For                            For
       Minor Revisions Related to Dematerialization
       of Shares and the other Updated Laws and Regulations

3.     Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5.     Delegation to the Meeting of the Board of Directors       Mgmt          For                            For
       of the Company of Determination of Matters
       for Offering of Stock Acquisition Rights to
       be Issued as Stock Options




--------------------------------------------------------------------------------------------------------------------------
 KAWASAKI KISEN KAISHA,LTD.                                                                  Agenda Number:  701982680
--------------------------------------------------------------------------------------------------------------------------
        Security:  J31588114
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3223800008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Expand Business Lines, Approve         Mgmt          For                            For
       Minor Revisions Related to Dematerialization
       of Shares and the Other Updated Laws and Regulations,
       Reduce Term of Office of Directors to One Year,
       Adopt Reduction of Liability System for Outside
       Directors

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Renewal of Plan on Countermeasures to Large-Scale         Mgmt          For                            For
       Acquisitions of Company Shares (Takeover Defense
       Measures)




--------------------------------------------------------------------------------------------------------------------------
 KEYENCE CORPORATION                                                                         Agenda Number:  701997059
--------------------------------------------------------------------------------------------------------------------------
        Security:  J32491102
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2009
          Ticker:
            ISIN:  JP3236200006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations,  Expand Business
       Lines,    Adopt Restriction to the Rights for
       Odd-Lot Shares

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KOMATSU LTD.                                                                                Agenda Number:  701982161
--------------------------------------------------------------------------------------------------------------------------
        Security:  J35759125
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3304200003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the other
       Updated Laws and Regulations,   Adopt Reduction
       of Liability System for Outside Directors,
       Adopt Reduction of Liability System for Outside
       Auditors

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

6.     Giving the Board of Directors the Authority               Mgmt          For                            For
       to Issue Stock Acquisition Rights as Stock
       Options to Employees of the Company and Directors
       of Major Subsidiaries of the Company




--------------------------------------------------------------------------------------------------------------------------
 KYOKUTO SECURITIES CO.,LTD.                                                                 Agenda Number:  702003839
--------------------------------------------------------------------------------------------------------------------------
        Security:  J37953106
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3256970009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MANI,INC.                                                                                   Agenda Number:  701763737
--------------------------------------------------------------------------------------------------------------------------
        Security:  J39673108
    Meeting Type:  AGM
    Meeting Date:  26-Nov-2008
          Ticker:
            ISIN:  JP3869920003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MARUBENI CORPORATION                                                                        Agenda Number:  701974671
--------------------------------------------------------------------------------------------------------------------------
        Security:  J39788138
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  JP3877600001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to :Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MISUMI GROUP INC.                                                                           Agenda Number:  701998114
--------------------------------------------------------------------------------------------------------------------------
        Security:  J43293109
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2009
          Ticker:
            ISIN:  JP3885400006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Authorize Use of Stock Option Plan for Directors          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MITSUBISHI CORPORATION                                                                      Agenda Number:  701982616
--------------------------------------------------------------------------------------------------------------------------
        Security:  J43830116
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3898400001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Expand Business Lines, Approve         Mgmt          For                            For
       Minor Revisions Related to Dematerialization
       of Shares and the Other Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

4.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

5.     Approve Issuance of Share Acquisition Rights              Mgmt          For                            For
       as Stock Options

6.     Approve reserved retirement remuneration for              Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 MIZUHO FINANCIAL GROUP,INC.                                                                 Agenda Number:  701982248
--------------------------------------------------------------------------------------------------------------------------
        Security:  J4599L102
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3885780001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          Abstain                        Against

2.     Amend Articles to: Reduce Authorized Capital              Mgmt          For                            For
       to 28,485,271,000 shs., Approve Minor Revisions
       Related to Dematerialization of Shares and
       the Other Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MIZUNO CORPORATION                                                                          Agenda Number:  702009728
--------------------------------------------------------------------------------------------------------------------------
        Security:  J46023123
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3905200006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NIPPON SHEET GLASS COMPANY,LIMITED                                                          Agenda Number:  702003500
--------------------------------------------------------------------------------------------------------------------------
        Security:  J55655120
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3686800008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Establish Articles Related             Mgmt          For                            For
       to Class A Preferred Shares and Class Shareholders
       Meetings, Approve Minor Revisions Related to
       Dematerialization of Shares and the Other Updated
       Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NTT URBAN DEVELOPMENT CORPORATION                                                           Agenda Number:  701977463
--------------------------------------------------------------------------------------------------------------------------
        Security:  J5940Z104
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2009
          Ticker:
            ISIN:  JP3165690003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Expand Business Lines, Approve         Mgmt          For                            For
       Minor Revisions Related to Dematerialization
       of Shares and the other Updated Laws and Regulations

3.     Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 OBAYASHI CORPORATION                                                                        Agenda Number:  701996564
--------------------------------------------------------------------------------------------------------------------------
        Security:  J59826107
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3190000004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ROHTO PHARMACEUTICAL CO.,LTD.                                                               Agenda Number:  701999964
--------------------------------------------------------------------------------------------------------------------------
        Security:  J65371106
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3982400008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 RYOHIN KEIKAKU CO.,LTD.                                                                     Agenda Number:  701930162
--------------------------------------------------------------------------------------------------------------------------
        Security:  J6571N105
    Meeting Type:  AGM
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  JP3976300008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to : Approve Minor Revisions               Mgmt          For                            For
       Related to Dematerialization of Shares and
       the other Updated Laws and Regulaions

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SHIMANO INC.                                                                                Agenda Number:  701836453
--------------------------------------------------------------------------------------------------------------------------
        Security:  J72262108
    Meeting Type:  AGM
    Meeting Date:  26-Mar-2009
          Ticker:
            ISIN:  JP3358000002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to the Updated Laws and    Regulaions

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

4      Approve Payment of Bonuses to Directors                   Mgmt          For                            For

5      Amend the Compensation to be Received by Directors        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SHIMIZU CORPORATION                                                                         Agenda Number:  701998429
--------------------------------------------------------------------------------------------------------------------------
        Security:  J72445117
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3358800005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SUMCO CORPORATION                                                                           Agenda Number:  701894619
--------------------------------------------------------------------------------------------------------------------------
        Security:  J76896109
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2009
          Ticker:
            ISIN:  JP3322930003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulaions

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4.4    Appoint a Corporate Auditor                               Mgmt          For                            For

4.5    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Retirement Allowance for Retiring Corporate       Mgmt          For                            For
       Officers, and Payment of  Accrued Benefits
       associated with Abolition of Retirement Benefit
       System for   Current Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO CORPORATION (SUMITOMO SHOJI KAISHA,LTD.)                                           Agenda Number:  701974695
--------------------------------------------------------------------------------------------------------------------------
        Security:  J77282119
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  JP3404600003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to : Approve Minor Revisions               Mgmt          For                            For
       Related to Dematerialization of Shares and
       the other Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

6.     Approve Issuance of New Share Acquisition Rights          Mgmt          For                            For
       in the Form of Stock Options to the Company's
       Directors

7.     Approve Issuance of New Share Acquisition Rights          Mgmt          For                            For
       in the Form of Stock Options Scheme for a Stock-Linked
       Compensation Plan to the Company's Directors




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO METAL INDUSTRIES,LTD.                                                              Agenda Number:  701972312
--------------------------------------------------------------------------------------------------------------------------
        Security:  J77669133
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  JP3402200004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to :Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve the Continuation of the Policy toward             Mgmt          For                            For
       Large-scale Purchases of the Company Shares




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO METAL MINING CO.,LTD.                                                              Agenda Number:  701984824
--------------------------------------------------------------------------------------------------------------------------
        Security:  J77712123
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3402600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

4.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO MITSUI FINANCIAL GROUP,INC.                                                        Agenda Number:  701996312
--------------------------------------------------------------------------------------------------------------------------
        Security:  J7771X109
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3890350006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to:  Allow Use of Electronic               Mgmt          For                            For
       Systems for Public Notifications, Approve Minor
       Revisions Related to Dematerialization of Shares
       and the Other Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4.4    Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

6.     Approve Provision of Retirement Allowance for             Mgmt          Abstain                        Against
       Retiring Directors and Retiring Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO REAL ESTATE SALES CO.,LTD.                                                         Agenda Number:  702000667
--------------------------------------------------------------------------------------------------------------------------
        Security:  J7786K100
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3409200007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 SURUGA BANK LTD.                                                                            Agenda Number:  701991196
--------------------------------------------------------------------------------------------------------------------------
        Security:  J78400108
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3411000007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

3.     Approve Issuance of Share Acquisition Rights              Mgmt          For                            For
       as Stock Options




--------------------------------------------------------------------------------------------------------------------------
 T.RAD CO., LTD.                                                                             Agenda Number:  702005934
--------------------------------------------------------------------------------------------------------------------------
        Security:  J9297E102
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3620200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TAISEI CORPORATION                                                                          Agenda Number:  701982402
--------------------------------------------------------------------------------------------------------------------------
        Security:  J79561130
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3443600006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          Against                        Against

2.     Amend Articles to: Change Business Lines, Approve         Mgmt          For                            For
       Minor Revisions Related to Dematerialization
       of Shares and the Other Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TAIYO NIPPON SANSO CORPORATION                                                              Agenda Number:  701990752
--------------------------------------------------------------------------------------------------------------------------
        Security:  J55440119
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3711600001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TERUMO CORPORATION                                                                          Agenda Number:  701994116
--------------------------------------------------------------------------------------------------------------------------
        Security:  J83173104
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  JP3546800008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

6      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 TOKYU CORPORATION                                                                           Agenda Number:  701988125
--------------------------------------------------------------------------------------------------------------------------
        Security:  J88720123
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3574200006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Expand Business Lines, Approve         Mgmt          For                            For
       Minor Revisions Related to Dematerialization
       of Shares and the Other Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

3.17   Appoint a Director                                        Mgmt          For                            For

3.18   Appoint a Director                                        Mgmt          For                            For

3.19   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TOKYU LIVABLE,INC.                                                                          Agenda Number:  701993897
--------------------------------------------------------------------------------------------------------------------------
        Security:  J8886N101
    Meeting Type:  AGM
    Meeting Date:  22-Jun-2009
          Ticker:
            ISIN:  JP3569600004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Reduce Term of Office of               Mgmt          For                            For
       Directors to One Year, Approve Minor Revisions
       Related to Dematerialization of Shares and
       the other Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

6      Approve Retirement Allowance for Retiring Directors       Mgmt          For                            For
       and Corporate Auditors, and Payment of Accrued
       Benefits associated with Abolition of Retirement
       Benefit System for Current Directors and Corporate
       Auditors

7      Amend the Compensation to be received by Directors        Mgmt          For                            For
       and Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 TOSHIBA CORPORATION                                                                         Agenda Number:  701982262
--------------------------------------------------------------------------------------------------------------------------
        Security:  J89752117
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3592200004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

3.     Renewal of the defensive measures (measures               Mgmt          For                            For
       against the unsolicited acquisition)

4.     Shareholders' Proposals: Amendments to the Articles       Shr           For                            Against
       of Incorporation regarding disclosure of information
       concerning the facts in relation to illegal
       activities, etc.

5.     Shareholders' Proposals: Amendments to the Articles       Shr           Abstain                        Against
       of Incorporation regarding exercise of voting
       rights in the general meeting of shareholders

6.     Shareholders' Proposals: Amendments to the Articles       Shr           For                            Against
       of Incorporation regarding disclosure of the
       sanction imposed on the officers (directors
       and executive officers)

7.     Shareholders' Proposals: Amendments to the Articles       Shr           For                            Against
       of Incorporation regarding disclosure of the
       facts of improper billing and unfair receipt
       of the research labor expenses for the research
       commissioned by the New Energy and Industrial
       Technology Development Organization (NEDO)

8.     Shareholders' Proposals: Amendments to the Articles       Shr           Abstain                        Against
       of Incorporation regarding disclosure of personalized
       information of each director and executive
       officer of the Company

9.     Shareholders' Proposals: Amendments to the Articles       Shr           For                            Against
       of Incorporation regarding disclosure of personalized
       information of each counselor, advisor and
       shayu (company friend/sympathizer) of the Company

10.    Shareholders' Proposals: Amendments to the Articles       Shr           For                            Against
       of Incorporation regarding disclosure of information
       concerning employees who entered the Company
       from the ministry or agency of government or
       other public organizations

11.    Shareholders' Proposals: Amendments to the Articles       Shr           For                            Against
       of Incorporation regarding establishment of
       a new committee for the purpose of discovering
       the details of and preventing illegal and/or
       improper activities

12.    Shareholders' Proposals: Amendments to the Articles       Shr           Against                        For
       of Incorporation regarding semiconductor business
       of the Company

13.    Shareholders' Proposals: Amendments to the Articles       Shr           Abstain                        Against
       of Incorporation regarding conditions of employment
       for temporary employees




--------------------------------------------------------------------------------------------------------------------------
 TOYOTA MOTOR CORPORATION                                                                    Agenda Number:  701982729
--------------------------------------------------------------------------------------------------------------------------
        Security:  J92676113
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3633400001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Distribution of Surplus                           Mgmt          For                            For

2.     Approve Partial Amendment of the Articles of              Mgmt          For                            For
       Incorporation: Allow Use Electronic Systems
       for Public Notifications, Approve Minor Revisions
       Related to Dematerialization of Shares and
       the Other Updated Laws and Regulations

3.1    Elect a Director                                          Mgmt          For                            For

3.2    Elect a Director                                          Mgmt          For                            For

3.3    Elect a Director                                          Mgmt          For                            For

3.4    Elect a Director                                          Mgmt          For                            For

3.5    Elect a Director                                          Mgmt          For                            For

3.6    Elect a Director                                          Mgmt          For                            For

3.7    Elect a Director                                          Mgmt          For                            For

3.8    Elect a Director                                          Mgmt          For                            For

3.9    Elect a Director                                          Mgmt          For                            For

3.10   Elect a Director                                          Mgmt          For                            For

3.11   Elect a Director                                          Mgmt          For                            For

3.12   Elect a Director                                          Mgmt          For                            For

3.13   Elect a Director                                          Mgmt          For                            For

3.14   Elect a Director                                          Mgmt          For                            For

3.15   Elect a Director                                          Mgmt          For                            For

3.16   Elect a Director                                          Mgmt          For                            For

3.17   Elect a Director                                          Mgmt          For                            For

3.18   Elect a Director                                          Mgmt          For                            For

3.19   Elect a Director                                          Mgmt          For                            For

3.20   Elect a Director                                          Mgmt          For                            For

3.21   Elect a Director                                          Mgmt          For                            For

3.22   Elect a Director                                          Mgmt          For                            For

3.23   Elect a Director                                          Mgmt          For                            For

3.24   Elect a Director                                          Mgmt          For                            For

3.25   Elect a Director                                          Mgmt          For                            For

3.26   Elect a Director                                          Mgmt          For                            For

3.27   Elect a Director                                          Mgmt          For                            For

3.28   Elect a Director                                          Mgmt          For                            For

3.29   Elect a Director                                          Mgmt          For                            For

4.     Approve Issuance of Stock Acquisition Rights              Mgmt          For                            For
       for the Purpose of Granting Stock Options




--------------------------------------------------------------------------------------------------------------------------
 UNICHARM CORPORATION                                                                        Agenda Number:  701996920
--------------------------------------------------------------------------------------------------------------------------
        Security:  J94104114
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3951600000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint Accounting Auditors                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ZENRIN CO.,LTD.                                                                             Agenda Number:  701985092
--------------------------------------------------------------------------------------------------------------------------
        Security:  J98843105
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  JP3430400006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For



SPARX JAPAN SMALLER COMPANIES FUND
--------------------------------------------------------------------------------------------------------------------------
 ARCLAND SAKAMOTO CO.,LTD.                                                                   Agenda Number:  701925426
--------------------------------------------------------------------------------------------------------------------------
        Security:  J01953108
    Meeting Type:  AGM
    Meeting Date:  14-May-2009
          Ticker:
            ISIN:  JP3100100001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulaions

3      Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 ARISAWA MFG.CO.,LTD.                                                                        Agenda Number:  701996615
--------------------------------------------------------------------------------------------------------------------------
        Security:  J01974104
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3126000003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Adopt Reduction
       of         Liability System for Outside Directors

3      Amend Articles to: Make Resolutions Related               Mgmt          Against                        Against
       to Anti-Takeover Defense Measures

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

4.8    Appoint a Director                                        Mgmt          For                            For

4.9    Appoint a Director                                        Mgmt          For                            For

5.1    Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5.2    Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

6      Authorize Use of Stock Options                            Mgmt          For                            For

7      Approve Renewal of Anti-Takeover Defense Measures         Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 BENEFIT ONE INC.                                                                            Agenda Number:  702021522
--------------------------------------------------------------------------------------------------------------------------
        Security:  J0447X108
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3835630009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DAI-ICHI SEIKO CO.,LTD.                                                                     Agenda Number:  702018361
--------------------------------------------------------------------------------------------------------------------------
        Security:  J11258100
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3476210004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DOSHISHA CO.,LTD.                                                                           Agenda Number:  702008411
--------------------------------------------------------------------------------------------------------------------------
        Security:  J1235R105
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3638000004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ELECOM CO.,LTD.                                                                             Agenda Number:  702014060
--------------------------------------------------------------------------------------------------------------------------
        Security:  J12884102
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3168200008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 FUJIKURA KASEI CO.,LTD.                                                                     Agenda Number:  702010276
--------------------------------------------------------------------------------------------------------------------------
        Security:  J14742100
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3811200009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FUJISTAFF HOLDINGS,INC.                                                                     Agenda Number:  702008853
--------------------------------------------------------------------------------------------------------------------------
        Security:  J16486102
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3815050004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FURUYA METAL CO.,LTD.                                                                       Agenda Number:  701700747
--------------------------------------------------------------------------------------------------------------------------
        Security:  J17470105
    Meeting Type:  AGM
    Meeting Date:  24-Sep-2008
          Ticker:
            ISIN:  JP3828850002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Reduce Auditors Board Size             Mgmt          Against                        Against
       to 7

3      Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 JAPAN WIND DEVELOPMENT CO.,LTD.                                                             Agenda Number:  702001544
--------------------------------------------------------------------------------------------------------------------------
        Security:  J27943109
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3748800004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights, Expand Business Lines

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Authorize Use of Stock Option Plan for Directors          Mgmt          For                            For
       and Corporate Auditors

6      Allow Board to Authorize Use of Stock Option              Mgmt          For                            For
       Plan




--------------------------------------------------------------------------------------------------------------------------
 K'S HOLDINGS CORPORATION                                                                    Agenda Number:  702004538
--------------------------------------------------------------------------------------------------------------------------
        Security:  J36615102
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3277150003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Use of
       Treasury      Shares for Odd-Lot Purchases

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

3.15   Appoint a Director                                        Mgmt          For                            For

3.16   Appoint a Director                                        Mgmt          For                            For

3.17   Appoint a Director                                        Mgmt          For                            For

3.18   Appoint a Director                                        Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors

5      Authorize Use of Stock Option Plan for Directors          Mgmt          For                            For
       and Corporate Auditors

6      Authorize Use of Stock Options,and Allow Board            Mgmt          For                            For
       to Authorize Use of Stock      Options




--------------------------------------------------------------------------------------------------------------------------
 KAKAKU.COM,INC.                                                                             Agenda Number:  702004730
--------------------------------------------------------------------------------------------------------------------------
        Security:  J29258100
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3206000006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KANTO NATURAL GAS DEVELOPMENT CO.,LTD.                                                      Agenda Number:  701836504
--------------------------------------------------------------------------------------------------------------------------
        Security:  J30470116
    Meeting Type:  AGM
    Meeting Date:  27-Mar-2009
          Ticker:
            ISIN:  JP3232200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to the Updated Laws and    Regulaions, Reduce
       Term of Office of Directors to One Year

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

4      Approve Retirement Allowance for Retiring Corporate       Mgmt          For                            For
       Officers, and Payment of  Accrued Benefits
       associated with Abolition of Retirement Benefit
       System for   Current Corporate Officers

5      Approve Issuance of Share Acquisition Rights              Mgmt          For                            For
       as Compensation-based Stock      Options for
       Directors




--------------------------------------------------------------------------------------------------------------------------
 MESSAGE CO.,LTD.                                                                            Agenda Number:  702000643
--------------------------------------------------------------------------------------------------------------------------
        Security:  J4277J106
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3921020008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NIHON DENGI CO.,LTD.                                                                        Agenda Number:  702021736
--------------------------------------------------------------------------------------------------------------------------
        Security:  J50135102
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3734350006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations




--------------------------------------------------------------------------------------------------------------------------
 NIPPON SEIKI CO.,LTD.                                                                       Agenda Number:  702001873
--------------------------------------------------------------------------------------------------------------------------
        Security:  J55483101
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3720600000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 NITTOKU ENGINEERING CO.,LTD.                                                                Agenda Number:  702010389
--------------------------------------------------------------------------------------------------------------------------
        Security:  J49936107
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3684700002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

6      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors

7      Approve Payment of Accrued Benefits associated            Mgmt          For                            For
       with Abolition of Retirement   Benefit System
       for Current Corporate Officers




--------------------------------------------------------------------------------------------------------------------------
 OPTEX COMPANY,LIMITED                                                                       Agenda Number:  701836542
--------------------------------------------------------------------------------------------------------------------------
        Security:  J61654109
    Meeting Type:  AGM
    Meeting Date:  28-Mar-2009
          Ticker:
            ISIN:  JP3197700002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to the Updated Laws and    Regulaions




--------------------------------------------------------------------------------------------------------------------------
 PRESTIGE INTERNATIONAL INC.                                                                 Agenda Number:  702019894
--------------------------------------------------------------------------------------------------------------------------
        Security:  J6401L105
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3833620002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Use of
       Electronic    Systems for Public Notifications

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 RISA PARTNERS, INC.                                                                         Agenda Number:  701832671
--------------------------------------------------------------------------------------------------------------------------
        Security:  J6522K101
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2009
          Ticker:
            ISIN:  JP3974150009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to the Updated Laws and    Regulaions, Increase
       Authorized Capital to 760,000 shs., Establish
       Articles   Related to Class 1 Shares and Class
       Shareholders Meetings, etc.

3      Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SAMANTHA THAVASA JAPAN LIMITED                                                              Agenda Number:  701955037
--------------------------------------------------------------------------------------------------------------------------
        Security:  J67685107
    Meeting Type:  AGM
    Meeting Date:  28-May-2009
          Ticker:
            ISIN:  JP3322830005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulaions

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SATO CORPORATION                                                                            Agenda Number:  701997554
--------------------------------------------------------------------------------------------------------------------------
        Security:  J69682102
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  JP3321400008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 SBS HOLDINGS,INC.                                                                           Agenda Number:  701844943
--------------------------------------------------------------------------------------------------------------------------
        Security:  J6985F102
    Meeting Type:  AGM
    Meeting Date:  30-Mar-2009
          Ticker:
            ISIN:  JP3163500006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to the Updated Laws and    Regulaions

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SHIBAURA ELECTRONICS CO.,LTD.                                                               Agenda Number:  702021534
--------------------------------------------------------------------------------------------------------------------------
        Security:  J71520118
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2009
          Ticker:
            ISIN:  JP3354800009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 SHINWA KAIUN KAISHA,LTD.                                                                    Agenda Number:  701993847
--------------------------------------------------------------------------------------------------------------------------
        Security:  J74100108
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3385000009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

3.4    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SHOEI COMPANY,LIMITED                                                                       Agenda Number:  701827529
--------------------------------------------------------------------------------------------------------------------------
        Security:  J74530106
    Meeting Type:  AGM
    Meeting Date:  24-Mar-2009
          Ticker:
            ISIN:  JP3360800001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Amend the Articles of Incorporation                       Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SOFTWARE SERVICE,INC.                                                                       Agenda Number:  701662151
--------------------------------------------------------------------------------------------------------------------------
        Security:  J7599W101
    Meeting Type:  AGM
    Meeting Date:  25-Jul-2008
          Ticker:
            ISIN:  JP3436020006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SRA HOLDINGS,INC.                                                                           Agenda Number:  702008889
--------------------------------------------------------------------------------------------------------------------------
        Security:  J7659S107
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3161450006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

3      Allow Board to Authorize Use of Stock Option              Mgmt          For                            For
       Plan

4      Authorize Use of Stock Option Plan for Directors          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SRI SPORTS LIMITED                                                                          Agenda Number:  701836439
--------------------------------------------------------------------------------------------------------------------------
        Security:  J76564103
    Meeting Type:  AGM
    Meeting Date:  25-Mar-2009
          Ticker:
            ISIN:  JP3161300003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to the Updated Laws and    Regulaions

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 START TODAY CO.,LTD.                                                                        Agenda Number:  702004122
--------------------------------------------------------------------------------------------------------------------------
        Security:  J7665M102
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3399310006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 STUDIO ALICE CO.,LTD.                                                                       Agenda Number:  701842759
--------------------------------------------------------------------------------------------------------------------------
        Security:  J7675K104
    Meeting Type:  AGM
    Meeting Date:  26-Mar-2009
          Ticker:
            ISIN:  JP3399240005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to the Updated Laws and    Regulaions, Appoint
       a Chairperson and a Vice-Chairperson

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SUZUKI CO.,LTD.                                                                             Agenda Number:  701704769
--------------------------------------------------------------------------------------------------------------------------
        Security:  J7845N103
    Meeting Type:  AGM
    Meeting Date:  26-Sep-2008
          Ticker:
            ISIN:  JP3397210000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Appoint a Corporate Auditor                               Mgmt          For                            For

3      Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 T-GAIA CORPORATION                                                                          Agenda Number:  702008877
--------------------------------------------------------------------------------------------------------------------------
        Security:  J8298A101
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3893700009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Change Company's
       Location  to Shibuya Ward, Expand Business
       Lines

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TAKACHIHO ELECTRIC CO.,LTD.                                                                 Agenda Number:  701997124
--------------------------------------------------------------------------------------------------------------------------
        Security:  J8031M107
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  JP3457690000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Merger by Absorption of Ohnishi Denki             Mgmt          For                            For
       Co. Ltd.

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Change Official
       Company    Name to Elematec Corporation, Expand
       Business Lines, Increase Authorized      Capital
       to 84M shs, Adopt Reduction of Liability System
       for Directors, Adopt  Reduction of Liability
       System for Auditors

3.1    Appoint a Director                                        Mgmt          Against                        Against

3.2    Appoint a Director                                        Mgmt          Against                        Against

3.3    Appoint a Director                                        Mgmt          Against                        Against

3.4    Appoint a Director                                        Mgmt          Against                        Against

3.5    Appoint a Director                                        Mgmt          Against                        Against

3.6    Appoint a Director                                        Mgmt          Against                        Against

3.7    Appoint a Director                                        Mgmt          Against                        Against

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Payment of Accrued Benefits associated            Mgmt          For                            For
       with Abolition of Retirement   Benefit System
       for Current Corporate Officers

6      Amend the Compensation to be Received by Directors        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 TAMURA CORPORATION                                                                          Agenda Number:  702014438
--------------------------------------------------------------------------------------------------------------------------
        Security:  J81668105
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3471000004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Capital Reserves Reduction                        Mgmt          For                            For

2      Approve Appropriation of Profits                          Mgmt          For                            For

3      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Expand Business
       Lines

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

5      Authorize Use of Stock Options for Compensation           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TEIKOKU ELECTRIC MFG. CO.,LTD.                                                              Agenda Number:  702018474
--------------------------------------------------------------------------------------------------------------------------
        Security:  J82335100
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3541800003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 THE YONKYU CO.,LTD.                                                                         Agenda Number:  702018537
--------------------------------------------------------------------------------------------------------------------------
        Security:  J9777L105
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2009
          Ticker:
            ISIN:  JP3962200006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3      Appoint a Director                                        Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          Abstain                        Against
       Directors

5      Appoint Accounting Auditors                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TOCALO CO.,LTD.                                                                             Agenda Number:  701996867
--------------------------------------------------------------------------------------------------------------------------
        Security:  J84227123
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2009
          Ticker:
            ISIN:  JP3552290003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TOHOKUSHINSHA FILM CORPORATION                                                              Agenda Number:  702015872
--------------------------------------------------------------------------------------------------------------------------
        Security:  J8514F108
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3604400006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

5.1    Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5.2    Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

6      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 TOKYO DERICA CO.,LTD.                                                                       Agenda Number:  702008269
--------------------------------------------------------------------------------------------------------------------------
        Security:  J8676M107
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3584700003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

5      Special Payment for Deceased Directors                    Mgmt          For                            For

6      Allow Board to Authorize Use of Stock Options             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TOKYO ROPE MFG.CO.,LTD                                                                      Agenda Number:  702005489
--------------------------------------------------------------------------------------------------------------------------
        Security:  J87731113
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3579400007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Expand Business
       Lines,     Adopt Reduction of Liability System
       for All Directors, Adopt Reduction of     Liability
       System for All Auditors

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TORIDOLL.CORPORATION                                                                        Agenda Number:  702014123
--------------------------------------------------------------------------------------------------------------------------
        Security:  J8963E107
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3636650008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

3      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

4      Allow Board to Authorize Use of Stock Option              Mgmt          Against                        Against
       Plan




--------------------------------------------------------------------------------------------------------------------------
 TOSHIN GROUP CO.,LTD.                                                                       Agenda Number:  701668800
--------------------------------------------------------------------------------------------------------------------------
        Security:  J89964100
    Meeting Type:  AGM
    Meeting Date:  08-Aug-2008
          Ticker:
            ISIN:  JP3626400000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TRANCOM CO.,LTD.                                                                            Agenda Number:  701988505
--------------------------------------------------------------------------------------------------------------------------
        Security:  J9297N102
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  JP3635650009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights, Appoint Independent Auditors,     Adopt
       Restriction to the Rights for Odd-Lot Shares,
       Allow Use of Treasury     Shares for Odd-Lot
       Purchases

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors




--------------------------------------------------------------------------------------------------------------------------
 VILLAGE VANGUARD CO.,LTD.                                                                   Agenda Number:  701680628
--------------------------------------------------------------------------------------------------------------------------
        Security:  J9455E100
    Meeting Type:  AGM
    Meeting Date:  27-Aug-2008
          Ticker:
            ISIN:  JP3159960008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors and Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 WOWOW INC.                                                                                  Agenda Number:  701998304
--------------------------------------------------------------------------------------------------------------------------
        Security:  J9517J105
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2009
          Ticker:
            ISIN:  JP3990770004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 YAMATO INTERNATIONAL INC.                                                                   Agenda Number:  701811146
--------------------------------------------------------------------------------------------------------------------------
        Security:  J96480116
    Meeting Type:  AGM
    Meeting Date:  25-Feb-2009
          Ticker:
            ISIN:  JP3939600007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions,               Mgmt          For                            For
       Approve Minor Revisions Related   to the Updated
       Laws and Regulaions

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Substitute Corporate Auditor                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 YUSHIN PRECISION EQUIPMENT CO.,LTD.                                                         Agenda Number:  702014185
--------------------------------------------------------------------------------------------------------------------------
        Security:  J98526106
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3944500002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Shareholders'
       Rights

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         SPARX Asia Funds
By (Signature)       /s/ Evan Gartenlaub
Name                 Evan Gartenlaub
Title                President
Date                 08/20/2009